UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2008*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J.

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS® Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

10/31/08

MFB-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	59.9%
High Yield Corporates	9.1%
Commercial Mortgage-Backed Securities	7.5%
U.S. Treasury Securities	5.7%
Mortgage-Backed Securities	5.2%
Municipal Bonds	3.2%
Emerging Markets Bonds	2.1%
Asset-Backed Securities	0.6%
Non-U.S. Government Bonds	0.3%
Collateralized Debt Obligations	0.2%
Residential Mortgage-Backed Securities (o)	0.0%

Credit quality of bonds (r)
AAA	18.6%
AA	6.9%
A	19.6%
BBB	44.2%
BB	7.1%
B	2.9%
CCC	0.7%

Portfolio facts
Average Duration (d)(i)	4.7
Average Life (i)(m)	7.4 yrs.
Average Maturity (i)(m)	11.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A-
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/08.

Percentages are based on net assets as of 10/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2008 through October 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.89%	$1,000.00	$870.72	$4.20
	Hypothetical (h)	0.89%	$1,000.00	$1,020.72	$4.53
B	Actual	1.59%	$1,000.00	$867.90	$7.49
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
C	Actual	1.59%	$1,000.00	$866.93	$7.48
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
I	Actual	0.59%	$1,000.00	$872.07	$2.78
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01
R1	Actual	1.59%	$1,000.00	$867.06	$7.48
	Hypothetical (h)	1.59%	$1,000.00	$1,017.19	$8.08
R2	Actual	1.09%	$1,000.00	$869.69	$5.14
	Hypothetical (h)	1.09%	$1,000.00	$1,019.71	$5.55
R3	Actual	0.84%	$1,000.00	$870.10	$3.96
	Hypothetical (h)	0.84%	$1,000.00	$1,020.97	$4.28
R4	Actual	0.59%	$1,000.00	$871.35	$2.78
	Hypothetical (h)	0.59%	$1,000.00	$1,022.23	$3.01

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.93%, 1.68%, 1.68%, 0.68%, 1.68%, 1.18%, 0.93%, and 0.68% for classes A, B, C, I, R1, R2, R3 and R4, respectively. The actual expenses paid during the period would have been approximately $4.39, $7.91, $7.91, $3.21, $7.91, $5.56, $4.38 and $3.21 for classes A, B, C, I, R1, R2, R3 and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $4.74, $8.54, $8.54, $3.47, $8.54, $6.01, $4.74 and $3.47 for classes A, B, C, I, R1, R2, R3 and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.8%
Bombardier, Inc., 6.3%, 2014 (n)	$9,225,000	$7,333,875

Asset Backed & Securitized - 8.2%
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	$2,150,000	$537,500
Asset Securitization Corp., FRN, 8.631%, 2029	2,828,928	3,094,983
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040 (z)	2,930,000	2,103,148
BlackRock Capital Finance LP, 7.75%, 2026 (n)	510,767	126,645
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	3,703,258	3,444,030
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)	1,480,071	1,422,476
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	3,851,426	2,839,515
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	1,747,265
Commercial Mortgage Acceptance Corp., 1.516%, 2030 (i)	11,960,836	622,039
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	97,954	95,690
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,804,213	3,540,877
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,675,000	2,488,029
Falcon Franchise Loan LLC, 6.5%, 2014 (z)	2,733,000	1,435,918
Falcon Franchise Loan LLC, FRN, 3.732%, 2025 (i)(z)	14,496,919	655,261
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	2,147,690	2,080,072
GE Commercial Mortgage Corp., FRN, 5.517%, 2044	2,710,000	1,739,879
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033 (z)	4,140,000	3,556,631
GMAC Commercial Mortgage Securities, Inc., FRN, 7.662%, 2034 (n)	3,212,000	2,896,893
Greenwich Capital Commercial Funding Corp., 4.305%, 2042	3,544,438	3,410,541
Greenwich Capital Commercial Funding Corp., FRN, 6.112%, 2038	2,125,000	1,395,915
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	4,734,928	2,646,890
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.528%, 2043	7,331,619	4,930,958
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	4,318,739	2,810,204
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	5,520,000	4,465,456
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.937%, 2049	3,070,000	2,303,922
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.254%, 2021 (n)	3,651,630	880,043

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.811%, 2030 (i)	$12,375,996	$368,867
Merrill Lynch Mortgage Trust, FRN, 6.023%, 2050	1,561,000	688,468
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	3,070,000	2,307,524
Morgan Stanley Capital I, Inc., 5.72%, 2032	2,628,413	2,585,912
Morgan Stanley Capital I, Inc., FRN, 0.964%, 2030 (i)(n)	25,707,085	556,962
Mortgage Capital Funding, Inc., FRN, 1.978%, 2031 (i)	1,811,111	93
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	159,548	158,967
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	5,790,000	5,354,974
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013 (z)	3,468,000	2,157,483
Spirit Master Funding LLC, 5.05%, 2023 (z)	2,636,643	1,983,778
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	3,448,527	2,768,018
Wachovia Bank Commercial Mortgage Trust, FRN, 5.957%, 2045	4,320,000	2,844,418

		$79,046,244
Automotive - 0.8%
Ford Motor Credit Co. LLC, 9.75%, 2010	$3,470,000	$2,359,770
Johnson Controls, Inc., 5.5%, 2016	6,390,000	5,175,574

		$7,535,344
Broadcasting - 1.0%
CBS Corp., 6.625%, 2011	$6,040,000	$5,376,264
News America, Inc., 8.5%, 2025	4,931,000	4,213,618

		$9,589,882
Brokerage & Asset Managers - 2.8%
Goldman Sachs Group, Inc., 5.625%, 2017	$8,596,000	$6,298,968
INVESCO PLC, 4.5%, 2009	7,053,000	6,811,202
Lehman Brothers Holdings, Inc., 6.2%, 2014 (d)	1,734,000	225,420
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	3,180,000	3,975
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,127,956
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	2,655,323
Morgan Stanley, 5.75%, 2016	5,924,000	4,620,578
Morgan Stanley, 6.625%, 2018	3,324,000	2,765,488

		$26,508,910
Building - 0.3%
CRH PLC, 8.125%, 2018	$3,493,000	$2,870,198

Business Services - 0.4%
Xerox Corp., 5.65%, 2013	$4,930,000	$3,891,047

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 1.4%
Comcast Corp., 6.4%, 2038	$1,857,000	$1,420,310
Cox Communications, Inc., 4.625%, 2013	6,087,000	5,152,792
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	1,415,621
TCI Communications, Inc., 9.8%, 2012	3,539,000	3,580,456
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	1,533,142

		$13,102,321
Chemicals - 0.3%
PPG Industries, Inc., 5.75%, 2013	$3,195,000	$2,982,050

Computer Software - 0.7%
Seagate Technology HDD Holdings, 6.375%, 2011	$7,013,000	$6,241,570

Computer Software - Systems - 0.1%
International Business Machines Corp., 8%, 2038	$940,000	$974,996

Conglomerates - 0.5%
American Standard Cos., Inc., 7.625%, 2010	$1,955,000	$1,971,750
Kennametal, Inc., 7.2%, 2012	3,091,000	3,214,294

		$5,186,044
Construction - 0.5%
D.R. Horton, Inc., 7.875%, 2011	$4,993,000	$3,919,505
D.R. Horton, Inc., 5.625%, 2014	1,731,000	1,038,600

		$4,958,105
Consumer Goods & Services - 2.1%
Clorox Co., 5%, 2013	$4,780,000	$4,383,155
Fortune Brands, Inc., 5.125%, 2011	6,080,000	5,622,589
Kimberly-Clark Corp., 7.5%, 2018	1,150,000	1,167,748
Service Corp. International, 7.375%, 2014	1,880,000	1,536,900
Western Union Co., 5.4%, 2011	7,660,000	7,449,465

		$20,159,857
Defense Electronics - 1.4%
L-3 Communications Corp., 6.375%, 2015	$6,885,000	$5,714,550
Litton Industries, Inc., 8%, 2009	8,035,000	8,030,790

		$13,745,340
Electronics - 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$2,450,000	$2,039,495
Tyco Electronics Group S.A., 7.125%, 2037	1,700,000	1,233,223

		$3,272,718

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.4%
Pemex Finance Ltd., 9.69%, 2009	$1,566,400	$1,568,402
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,886,269

		$3,454,671
Energy - Independent - 2.0%
Nexen, Inc., 6.4%, 2037	$6,380,000	$4,351,670
Ocean Energy, Inc., 7.25%, 2011	8,687,000	8,711,332
SandRidge Energy, Inc., 8%, 2018 (n)	879,000	584,535
XTO Energy, Inc., 5.75%, 2013	6,170,000	5,447,795

		$19,095,332
Energy - Integrated - 0.4%
Petro-Canada, 6.05%, 2018	$4,468,000	$3,472,387

Entertainment - 0.7%
Time Warner, Inc., 9.125%, 2013	$6,649,000	$6,386,830
Time Warner, Inc., 6.5%, 2036	1,100,000	781,817

		$7,168,647
Financial Institutions - 1.2%
American Express Centurion Bank, 5.55%, 2012	$5,510,000	$4,594,932
General Motors Acceptance Corp., 7.25%, 2011	4,461,000	2,745,210
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	6,900,000	2,320,532
International Lease Finance Corp., 5.625%, 2013	3,380,000	2,163,112

		$11,823,786
Food & Beverages - 3.8%
Diageo Capital PLC, 5.5%, 2016	$6,930,000	$5,958,033
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	4,738,000	4,148,247
General Mills, Inc., 5.65%, 2012	4,110,000	3,794,944
Kraft Foods, Inc., 6.125%, 2018	6,690,000	5,691,504
Miller Brewing Co., 5.5%, 2013 (n)	9,815,000	9,393,053
PepsiCo, Inc., 7.9%, 2018	2,773,000	2,925,548
Tyson Foods, Inc., 7.35%, 2016	6,160,000	4,562,817

		$36,474,146
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2017	$4,388,000	$3,541,344

Forest & Paper Products - 0.8%
International Paper Co., 7.95%, 2018	$5,410,000	$4,381,581
Stora Enso Oyj, 7.25%, 2036 (n)	4,707,000	3,114,005

		$7,495,586

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 1.0%
Royal Caribbean Cruises Ltd., 8%, 2010	$4,190,000	$3,750,050
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	3,425,000	2,987,963
Wyndham Worldwide Corp., 6%, 2016	4,380,000	2,874,292

		$9,612,305
Industrial - 0.5%
Steelcase, Inc., 6.5%, 2011	$5,024,000	$5,254,074

Insurance - 1.8%
American International Group, Inc., 6.25%, 2037	$5,320,000	$717,296
ING Groep N.V., 5.775% to 2015, FRN to 2049	4,906,000	2,698,300
Metropolitan Life Global Funding, 5.125%, 2013 (n)	4,190,000	3,745,495
Prudential Financial, Inc., 5.1%, 2014	2,777,000	2,100,873
Prudential Financial, Inc., 6%, 2017	1,075,000	816,754
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	7,196,901

		$17,275,619
Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$2,700,000	$2,157,165
UnitedHealth Group, Inc., 6.875%, 2038	2,425,000	1,730,752

		$3,887,917
Insurance - Property & Casualty - 1.4%
AXIS Capital Holdings Ltd., 5.75%, 2014	$3,795,000	$3,229,940
Chubb Corp., 5.75%, 2018	1,106,000	917,898
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,173,765
Fund American Cos., Inc., 5.875%, 2013	6,104,000	4,586,601
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	5,610,000	3,029,400

		$12,937,604
Machinery & Tools - 0.5%
Case New Holland, Inc., 7.125%, 2014	$6,815,000	$5,077,175

Major Banks - 6.3%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,150,000	$1,951,206
Bank of America Corp., 5.49%, 2019	2,815,000	2,108,078
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)	6,318,000	4,879,543
Bear Stearns Cos., Inc., 5.85%, 2010	2,574,000	2,561,459
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	4,300,000	2,745,920
Credit Suisse (USA), Inc., 4.875%, 2010	8,611,000	8,355,865
Credit Suisse New York, 6%, 2018	1,320,000	1,013,227
JPMorgan Chase Bank, 6%, 2017	5,750,000	5,033,504
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,231,000	7,161,700

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Natixis S.A., 10% to 2018, FRN to 2049 (n)	$4,000,000	$2,491,684
PNC Funding Corp., 5.625%, 2017	4,570,000	3,869,561
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	1,960,000	1,050,521
Royal Bank of Scotland Group PLC, 9.118%, 2049	2,152,000	1,992,905
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	5,204,000	3,538,715
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	6,850,000	5,279,411
Wachovia Corp., 6.605%, 2025	7,936,000	6,191,556

		$60,224,855
Medical & Health Technology & Services - 2.2%
Fisher Scientific International, Inc., 6.125%, 2015	$9,060,000	$8,063,400
HCA, Inc., 8.75%, 2010	4,117,000	3,622,960
Hospira, Inc., 5.55%, 2012	1,390,000	1,262,488
Hospira, Inc., 6.05%, 2017	5,030,000	4,225,230
McKesson Corp., 5.7%, 2017	5,010,000	4,111,467

		$21,285,545
Metals & Mining - 1.1%
International Steel Group, Inc., 6.5%, 2014	$6,119,000	$5,397,876
Rio Tinto Finance USA Ltd., 5.875%, 2013	5,920,000	5,051,595

		$10,449,471
Mortgage Backed - 5.2%
Fannie Mae, 5.5%, 2017 - 2035	$18,715,965	$18,385,257
Fannie Mae, 6%, 2017 - 2035	9,589,427	9,617,727
Fannie Mae, 4.5%, 2018	8,426,809	8,098,181
Fannie Mae, 7.5%, 2030 - 2031	1,790,340	1,887,300
Fannie Mae, 6.5%, 2032 - 2036	5,937,589	6,056,699
Freddie Mac, 6%, 2021 - 2034	3,603,675	3,618,215
Freddie Mac, 5%, 2025	1,909,561	1,922,987

		$49,586,366
Municipals - 3.1%
Harris County, TX, “C”, FSA, 5.25%, 2028	$3,260,000	$3,267,694
Harris County, TX, “C”, FSA, 5.25%, 2031	3,240,000	3,193,150
Harris County, TX, “C”, FSA, 5.25%, 2032	3,245,000	3,179,970
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	4,900,000	4,757,557
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	2,680,000	2,721,620
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	6,665,000	6,756,510
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	6,695,000	6,206,801

		$30,083,302

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - 3.4%
CenterPoint Energy, Inc., 7.875%, 2013	$8,438,000	$7,947,246
CenterPoint Energy, Inc., 5.95%, 2017	2,950,000	2,210,175
Enterprise Products Operating LP, 5.65%, 2013	2,434,000	2,153,012
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	2,933,888
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,061,152
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	2,758,696
Spectra Energy Capital LLC, 8%, 2019	5,750,000	5,185,666
Williams Cos., Inc., 7.125%, 2011	8,651,000	7,785,900

		$33,035,735
Network & Telecom - 5.1%
AT&T, Inc., 5.1%, 2014	$8,569,000	$7,484,096
British Telecommunications PLC, 5.15%, 2013	4,365,000	4,008,772
CenturyTel, Inc., 8.375%, 2010	230,000	211,600
Deutsche Telekom International Finance B.V., 8.5%, 2010	3,029,000	2,983,353
Telecom Italia Capital, 6.2%, 2011	6,070,000	5,150,292
Telefonica Emisiones S.A.U., 7.045%, 2036	3,450,000	2,735,057
Telefonica Europe B.V., 7.75%, 2010	6,019,000	5,826,934
TELUS Corp., 8%, 2011	11,676,000	11,474,799
Verizon Communications, Inc., 8.95%, 2039	2,640,000	2,679,151
Verizon New York, Inc., 6.875%, 2012	6,786,000	6,413,971

		$48,968,025
Oil Services - 0.9%
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	$4,130,000	$2,891,000
Weatherford International Ltd., 5.15%, 2013	3,280,000	2,846,168
Weatherford International Ltd., 6.35%, 2017	3,000,000	2,478,372

		$8,215,540
Oils - 1.0%
Premcor Refining Group, Inc., 7.5%, 2015	$10,500,000	$9,639,315

Other Banks & Diversified Financials - 2.4%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.719%, 2011 (n)	$2,324,400	$1,457,864
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.819%, 2012 (z)	2,429,000	2,314,011
Citigroup, Inc., 8.4% to 2018, FRN to 2049	5,450,000	3,788,295
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	4,178,000	2,357,269
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,312,000	3,988,622
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	3,471,000	2,078,470
UFJ Finance Aruba AEC, 6.75%, 2013	6,193,000	6,543,629

		$22,528,160

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Printing & Publishing - 0.2%
Pearson PLC, 5.5%, 2013 (n)	$1,930,000	$1,790,461

Railroad & Shipping - 1.7%
Canadian Pacific Railway Co., 6.5%, 2018	$4,310,000	$3,514,865
CSX Corp., 6.3%, 2012	4,932,000	4,620,164
CSX Corp., 6%, 2036	2,660,000	1,668,943
Kansas City Southern, 7.375%, 2014	2,170,000	1,698,025
TFM S.A. de C.V., 9.375%, 2012	6,032,000	5,097,040

		$16,599,037
Real Estate - 2.5%
ERP Operating LP, REIT, 5.75%, 2017	$6,580,000	$4,483,948
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	4,434,606
Liberty Property LP, REIT, 5.5%, 2016	4,340,000	2,995,338
ProLogis, REIT, 5.75%, 2016	5,547,000	2,936,177
ProLogis, REIT, 5.625%, 2016	1,300,000	709,911
Simon Property Group, Inc., REIT, 6.35%, 2012	4,283,000	3,714,530
Simon Property Group, Inc., REIT, 5.75%, 2015	6,800,000	5,050,374

		$24,324,884
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$2,887,000	$2,959,348

Retailers - 1.9%
Home Depot, Inc., 5.25%, 2013	$2,010,000	$1,693,057
Home Depot, Inc., 5.875%, 2036	3,771,000	2,255,578
J.C. Penney Corp., Inc., 8%, 2010	527,000	501,335
Macy’s Retail Holdings, Inc., 5.35%, 2012	3,170,000	2,387,799
Macy’s, Inc., 6.625%, 2011	2,861,000	2,419,196
Wal-Mart Stores, Inc., 6.2%, 2038	5,470,000	4,721,857
Wesfarmers Ltd., 6.998%, 2013 (z)	4,170,000	4,092,296

		$18,071,118
Supermarkets - 0.6%
Delhaize America, Inc., 9%, 2031	$2,407,000	$2,132,927
Kroger Co., 6.4%, 2017	3,884,000	3,379,383

		$5,512,310
Supranational - 0.3%
Corporacion Andina de Fomento, 6.875%, 2012	$2,747,000	$2,631,659

Telecommunications - Wireless - 0.8%
Rogers Cable, Inc., 5.5%, 2014	$2,229,000	$1,919,385

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Rogers Communications, Inc., 6.8%, 2018	$1,340,000	$1,172,544
Rogers Wireless, Inc., 7.25%, 2012	3,315,000	3,206,749
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,185,268

		$7,483,946
Telephone Services - 0.3%
Embarq Corp., 7.082%, 2016	$3,710,000	$2,856,700

Tobacco - 1.7%
Philip Morris International, Inc., 4.875%, 2013	$6,790,000	$6,302,424
Reynolds American, Inc., 7.25%, 2012	5,112,000	4,553,897
Reynolds American, Inc., 6.75%, 2017	7,310,000	5,484,656

		$16,340,977
Transportation - Services - 0.6%
FedEx Corp., 9.65%, 2012	$5,930,000	$6,192,521

U.S. Treasury Obligations - 5.7%
U.S. Treasury Bonds, 6.25%, 2023	$11,300,000	$12,936,737
U.S. Treasury Bonds, 5.375%, 2031	10,582,000	11,578,200
U.S. Treasury Notes, 4.875%, 2016	27,914,000	29,748,034

		$54,262,971
Utilities - Electric Power - 9.8%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,890,000	$8,134,350
Beaver Valley Funding Corp., 9%, 2017	8,961,000	9,519,181
Dominion Resources, Inc., 6.4%, 2018	3,160,000	2,677,556
DPL, Inc., 6.875%, 2011	3,644,000	3,474,153
Duke Energy Corp., 5.65%, 2013	6,740,000	6,085,998
E.ON International Finance B.V., 6.65%, 2038 (n)	6,330,000	5,094,966
EDP Finance B.V., 6%, 2018 (n)	6,800,000	5,433,649
Enersis S.A., 7.375%, 2014	4,189,000	3,924,075
Exelon Generation Co. LLC, 6.95%, 2011	11,821,000	11,222,586
Mirant Americas Generation LLC, 8.3%, 2011	5,000,000	4,587,500
NiSource Finance Corp., 7.875%, 2010	7,649,000	6,906,366
NorthWestern Corp., 5.875%, 2014	4,275,000	3,643,219
NRG Energy, Inc., 7.375%, 2016	5,015,000	4,325,438
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	4,102,000	3,465,767
PSEG Power LLC, 5.5%, 2015	1,705,000	1,353,134
Reliant Energy, Inc., 7.625%, 2014	6,970,000	5,366,900
System Energy Resources, Inc., 5.129%, 2014 (n)	2,774,733	2,786,442
Waterford 3 Funding Corp., 8.09%, 2017	5,874,653	5,990,618

		$93,991,898
Total Bonds (Identified Cost, $1,087,204,957)		$901,003,238

13

Portfolio of Investments (unaudited) – continued

Money Market Funds (v) - 4.6%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.93%, at Cost and Net Asset Value	44,636,591	$44,636,591
Total Investments (Identified Cost, $1,131,841,548)		$945,639,829

Other Assets, Less Liabilities - 1.4%		13,160,020
Net Assets - 100.0%		$958,799,849

(d)	Non-income producing security – in default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $109,392,853, representing 11.4% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.819%, 2012	3/23/07	$2,429,000	$2,314,011
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040	3/01/06	2,930,000	2,103,148
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03-3/08/07	3,706,808	3,444,030
Chase Commercial Mortgage Securities Corp., 6.6%, 2029	6/07/00	1,428,024	1,422,476
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	2,637,709	2,488,029
Falcon Franchise Loan LLC, 6.5%, 2014	7/15/05	2,504,830	1,435,918
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	1/29/03	1,755,758	655,261
GMAC Commercial Mortgage Securities, Inc., FRN, 6.02%, 2033	3/20/02	3,880,410	3,556,631
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	5,790,000	5,354,974
Prudential Securities Secured Financing Corp., FRN, 7.254%, 2013	12/06/04	3,684,216	2,157,483
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	2,606,603	1,983,778
Wesfarmers Ltd., 6.998%, 2013	4/03/08	4,170,000	4,092,296
Total Restricted Securities			$31,008,035
% of Net Assets			3.2%

14

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

Derivative Contracts at 10/31/08

Swap Agreements at 10/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(2,203,303)
12/20/12	USD	2,710,000	Goldman Sachs International	(2)	1.30% (fixed rate)	$325,177
12/20/12	USD	2,710,000	Goldman Sachs International	(3)	1.55% (fixed rate)	$272,692
6/20/13	USD	2,740,000	Morgan Stanley Capital Services, Inc.	(4)	1.07% (fixed rate)	$17,888
12/20/13	USD	2,660,000	JPMorgan Chase Bank	(4)	0.78% (fixed rate)	$58,194
6/20/13	USD	2,670,000	Morgan Stanley Capital Services, Inc.	(5)	1.48% (fixed rate)	$142,127
9/20/13	USD	2,680,000	Morgan Stanley Capital Services, Inc.	(6)	0.99% (fixed rate)	$107,344
12/20/13	USD	2,680,000	Goldman Sachs International	(6)	1.50% (fixed rate)	$53,575
12/20/13	USD	2,680,000	Merrill Lynch International	(7)	0.90% (fixed rate)	$172,907
12/20/13	USD	1,330,000	Merrill Lynch International	(7)	1.43% (fixed rate)	$55,596
						$(997,803)

(1)	Fund to pay notional amount upon a defined credit event by MBIA, Inc., 6.625%, 10/01/28.
(2)	Fund to receive notional amount upon a defined credit event by Simon Property Group, Inc., 6.35%, 8/28/12.
(3)	Fund to receive notional amount upon a defined credit event by Equity Residential Property Trust, 5.75%, 6/15/17.
(4)	Fund to receive notional amount upon a defined credit event by Arrow Electronic, Inc., 6.875%, 6/01/18.
(5)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(6)	Fund to receive notional amount upon a defined credit event by British Telecommunications PLC, 5.75%, 12/07/28.
(7)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

15

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,087,204,957)	$901,003,238
Underlying funds, at cost and value	44,636,591
Total investments, at value (identified cost, $1,131,841,548)		$945,639,829
Restricted cash	2,440,000
Receivable for investments sold	5,307,459
Receivable for fund shares sold	972,456
Interest and dividends receivable	15,861,241
Swaps, at value	1,205,500
Total assets		$971,426,485
Liabilities
Distributions payable	$748,841
Payable for investments purchased	3,719,342
Payable for fund shares reacquired	5,201,741
Swaps, at value	2,203,303
Payable to affiliates
Management fee	15,769
Shareholder servicing costs	560,813
Distribution and service fees	19,866
Administrative services fee	928
Payable for independent trustees’ compensation	87,164
Accrued expenses and other liabilities	68,869
Total liabilities		$12,626,636
Net assets		$958,799,849
Net assets consist of
Paid-in capital	$1,247,633,354
Unrealized appreciation (depreciation) on investments	(187,199,522)
Accumulated net realized gain (loss) on investments	(99,848,446)
Accumulated distributions in excess of net investment income	(1,785,537)
Net assets		$958,799,849
Shares of beneficial interest outstanding		93,167,394

16

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$595,793,100
Shares outstanding	57,864,892
Net asset value per share		$10.30
Offering price per share (100/95.25 × net asset value per share)		$10.81
Class B shares
Net assets	$70,295,399
Shares outstanding	6,847,806
Net asset value and offering price per share		$10.27
Class C shares
Net assets	$60,996,470
Shares outstanding	5,949,172
Net asset value and offering price per share		$10.25
Class I shares
Net assets	$46,465,737
Shares outstanding	4,511,485
Net asset value, offering price, and redemption price per share		$10.30
Class R1 shares
Net assets	$7,339,191
Shares outstanding	715,218
Net asset value, offering price, and redemption price per share		$10.26
Class R2 shares
Net assets	$67,350,092
Shares outstanding	6,543,188
Net asset value, offering price, and redemption price per share		$10.29
Class R3 shares (formerly Class R4 shares)
Net assets	$45,034,858
Shares outstanding	4,374,624
Net asset value, offering price, and redemption price per share		$10.29
Class R4 shares
Net assets	$65,525,002
Shares outstanding	6,361,009
Net asset value, offering price, and redemption price per share		$10.30

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$36,281,017
Dividends from underlying funds	265,488
Total investment income		$36,546,505
Expenses
Management fee	$2,246,879
Distribution and service fees	2,183,581
Shareholder servicing costs	1,308,875
Administrative services fee	84,197
Independent trustees’ compensation	15,607
Custodian fee	80,736
Shareholder communications	73,871
Auditing fees	30,021
Legal fees	10,017
Miscellaneous	89,662
Total expenses		$6,123,446
Reduction of expenses by investment adviser	(519,349)
Net expenses		$5,604,097
Net investment income		$30,942,408
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(22,411,251)
Swap transactions	456,146
Net realized gain (loss) on investments		$(21,955,105)
Change in unrealized appreciation (depreciation)
Investments	$(159,746,881)
Swap transactions	1,524,086
Net unrealized gain (loss) on investments		$(158,222,795)
Net realized and unrealized gain (loss) on investments		$(180,177,900)
Change in net assets from operations		$(149,235,492)

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/08	Year ended 4/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$30,942,408	$64,840,523
Net realized gain (loss) on investments	(21,955,105)	(12,359,941)
Net unrealized gain (loss) on investments	(158,222,795)	(36,795,748)
Change in net assets from operations	$(149,235,492)	$15,684,834
Distributions declared to shareholders
From net investment income
Class A	$(20,526,890)	$(44,307,621)
Class B	(2,201,685)	(6,140,179)
Class C	(1,796,656)	(3,720,135)
Class I	(1,627,736)	(2,973,066)
Class R (b)	—	(1,449,200)
Class R1	(204,414)	(299,057)
Former Class R2 (b)	—	(280,502)
Class R2	(2,194,383)	(2,294,280)
Class R3	(1,572,773)	(2,882,499)
Class R4	(2,396,412)	(4,297,522)
Total distributions declared to shareholders	$(32,520,949)	$(68,644,061)
Change in net assets from fund share transactions	$(95,067,084)	$(20,590,584)
Total change in net assets	$(276,823,525)	$(73,549,811)
Net assets
At beginning of period	1,235,623,374	1,309,173,185
At end of period (including accumulated distributions in excess of net investment income of $1,785,537 and $206,996, respectively)	$958,799,849	$1,235,623,374

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.18		$12.69	$12.38	$12.91	$12.92	$13.03
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.64	$0.66	$0.64	$0.65	$0.65
Net realized and unrealized gain (loss) on investments and foreign currency	(1.86)		(0.47)	0.32	(0.49)	0.05	(0.05)
Total from investment operations	$(1.54)		$0.17	$0.98	$0.15	$0.70	$0.60
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.68)	$(0.67)	$(0.68)	$(0.71)	$(0.71)
Net asset value, end of period	$10.30		$12.18	$12.69	$12.38	$12.91	$12.92
Total return (%) (r)(s)(t)	(12.93	)(n)	1.41	8.13	1.11	5.55	4.67
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.98	(a)	0.98	0.93	0.97	0.93	0.94
Expenses after expense reductions (f)	0.89	(a)	0.89	0.84	0.88	0.84	0.93
Net investment income	5.43	(a)	5.21	5.29	4.99	4.98	4.95
Portfolio turnover	16		56	45	55	40	73
Net assets at end of period (000 Omitted)	$595,793		$769,599	$832,752	$896,891	$926,909	$956,960

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.14		$12.65	$12.34	$12.86	$12.88	$12.99
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.56	$0.57	$0.55	$0.56	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(1.86)		(0.48)	0.32	(0.48)	0.04	(0.04)
Total from investment operations	$(1.58)		$0.08	$0.89	$0.07	$0.60	$0.51
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.59)	$(0.58)	$(0.59)	$(0.62)	$(0.62)
Net asset value, end of period	$10.27		$12.14	$12.65	$12.34	$12.86	$12.88
Total return (%) (r)(s)(t)	(13.21	)(n)	0.69	7.39	0.47	4.74	3.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.63	1.67	1.63	1.64
Expenses after expense reductions (f)	1.59	(a)	1.59	1.54	1.58	1.54	1.63
Net investment income	4.75	(a)	4.52	4.60	4.28	4.29	4.25
Portfolio turnover	16		56	45	55	40	73
Net assets at end of period (000 Omitted)	$70,295		$98,671	$164,852	$230,360	$307,017	$376,847

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.13		$12.63	$12.33	$12.85	$12.87	$12.97
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.56	$0.57	$0.54	$0.55	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		(0.47)	0.31	(0.48)	0.05	(0.04)
Total from investment operations	$(1.59)		$0.09	$0.88	$0.06	$0.60	$0.51
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.59)	$(0.58)	$(0.58)	$(0.62)	$(0.61)
Net asset value, end of period	$10.25		$12.13	$12.63	$12.33	$12.85	$12.87
Total return (%) (r)(s)(t)	(13.31	)(n)	0.77	7.31	0.47	4.74	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.68	1.63	1.67	1.63	1.64
Expenses after expense reductions (f)	1.59	(a)	1.59	1.54	1.58	1.54	1.63
Net investment income	4.75	(a)	4.52	4.59	4.29	4.28	4.25
Portfolio turnover	16		56	45	55	40	73
Net assets at end of period (000 Omitted)	$60,996		$75,666	$79,473	$79,921	$82,890	$91,338

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$12.18		$12.70	$12.39	$12.91	$12.93	$13.03
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.68	$0.70	$0.67	$0.69	$0.69
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		(0.48)	0.32	(0.47)	0.04	(0.04)
Total from investment operations	$(1.53)		$0.20	$1.02	$0.20	$0.73	$0.65
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.72)	$(0.71)	$(0.72)	$(0.75)	$(0.75)
Net asset value, end of period	$10.30		$12.18	$12.70	$12.39	$12.91	$12.93
Total return (%) (r)(s)	(12.79	)(n)	1.64	8.45	1.50	5.79	5.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.67	0.63	0.67	0.63	0.64
Expenses after expense reductions (f)	0.59	(a)	0.58	0.54	0.58	0.54	0.63
Net investment income	5.72	(a)	5.50	5.59	5.29	5.28	5.25
Portfolio turnover	16		56	45	55	40	73
Net assets at end of period (000 Omitted)	$46,466		$56,574	$49,251	$41,976	$44,604	$41,613

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/08		Years ended 4/30
Class R1			2008	2007	2006	2005 (i)
	(unaudited)
Net asset value, beginning of period	$12.14		$12.65	$12.34	$12.86	$12.80
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.55	$0.56	$0.53	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		(0.48)	0.32	(0.48)	0.07	(g)
Total from investment operations	$(1.59)		$0.07	$0.88	$0.05	$0.11
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.58)	$(0.57)	$(0.57)	$(0.05)
Net asset value, end of period	$10.26		$12.14	$12.65	$12.34	$12.86
Total return (%) (r)(s)	(13.29	)(n)	0.61	7.29	0.33	0.85	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.75	1.81	1.87	1.96	(a)
Expenses after expense reductions (f)	1.59	(a)	1.66	1.64	1.70	1.87	(a)
Net investment income	4.74	(a)	4.42	4.49	4.28	4.06	(a)
Portfolio turnover	16		56	45	55	40
Net assets at end of period (000 Omitted)	$7,339		$8,351	$3,612	$1,900	$50

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/08		Years ended 4/30
Class R2 (formerly Class R3)			2008	2007	2006	2005	2004 (i)
	(unaudited)
Net asset value, beginning of period	$12.17		$12.69	$12.38	$12.90	$12.92	$12.96
Income (loss) from investment operations
Net investment income (d)	$0.31		$0.59	$0.62	$0.58	$0.53	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		(0.47)	0.32	(0.47)	0.11	(0.03	)(g)
Total from investment operations	$(1.56)		$0.12	$0.94	$0.11	$0.64	$0.28
Less distributions declared to shareholders
From net investment income	$(0.32)		$(0.64)	$(0.63)	$(0.63)	$(0.66)	$(0.32)
Net asset value, end of period	$10.29		$12.17	$12.69	$12.38	$12.90	$12.92
Total return (%) (r)(s)	(13.03	)(n)	1.03	7.76	0.80	5.00	2.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.26	1.36	1.42	1.45	1.37	(a)
Expenses after expense reductions (f)	1.09	(a)	1.17	1.19	1.26	1.36	1.35	(a)
Net investment income	5.23	(a)	4.91	4.94	4.65	4.48	4.84	(a)
Portfolio turnover	16		56	45	55	40	73
Net assets at end of period (000 Omitted)	$67,350		$81,433	$27,069	$9,992	$4,039	$256

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R3 (formerly Class R4)			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.18		$12.69	$12.38	$12.91	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.32		$0.64	$0.65	$0.56	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(1.87)		(0.47)	0.32	(0.43)	0.07	(g)
Total from investment operations	$(1.55)		$0.17	$0.97	$0.13	$0.12
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.68)	$(0.66)	$(0.66)	$(0.06)
Net asset value, end of period	$10.29		$12.18	$12.69	$12.38	$12.91
Total return (%) (r)(s)	(12.99	)(n)	1.36	8.03	1.01	0.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	1.02	1.02	1.09	1.19	(a)
Expenses after expense reductions (f)	0.84	(a)	0.93	0.94	1.00	1.10	(a)
Net investment income	5.48	(a)	5.16	5.19	5.08	4.93	(a)
Portfolio turnover	16		56	45	55	40
Net assets at end of period (000 Omitted)	$45,035		$59,233	$38,827	$4,170	$50

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R4 (formerly Class R5)			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$12.19		$12.70	$12.38	$12.91	$12.85
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.67	$0.68	$0.66	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(1.88)		(0.47)	0.34	(0.49)	0.06	(g)
Total from investment operations	$(1.54)		$0.20	$1.02	$0.17	$0.12
Less distributions declared to shareholders
From net investment income	$(0.35)		$(0.71)	$(0.70)	$(0.70)	$(0.06)
Net asset value, end of period	$10.30		$12.19	$12.70	$12.38	$12.91
Total return (%) (r)(s)	(12.87	)(n)	1.65	8.43	1.32	0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.68	(a)	0.74	0.73	0.77	0.90	(a)
Expenses after expense reductions (f)	0.59	(a)	0.65	0.64	0.68	0.81	(a)
Net investment income	5.73	(a)	5.44	5.84	5.19	5.14	(a)
Portfolio turnover	16		56	45	55	40
Net assets at end of period (000 Omitted)	$65,525		$86,097	$69,694	$51	$50

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2) and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

27

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market

28

Notes to Financial Statements (unaudited) – continued

quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$44,636,591	$901,003,238	$—	$945,639,829
Other Financial Instruments	$—	$(997,803)	$—	$(997,803)

29

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include swap agreements.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the

30

Notes to Financial Statements (unaudited) – continued

application of the Standards to the fund, and has not at this time determined the impact, resulting from the adoption of these Standards on the fund’s financial statements.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and

31

Notes to Financial Statements (unaudited) – continued

interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/08
Ordinary income (including any short-term capital gains)	$68,644,061

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08
Cost of investments	$1,142,690,271
Gross appreciation	1,369,824
Gross depreciation	(198,420,266)
Net unrealized appreciation (depreciation)	$(197,050,442)

As of 4/30/08
Undistributed ordinary income	$2,881,870
Capital loss carryforwards	(58,708,975)
Post-October capital loss deferral	(8,795,446)
Other temporary differences	(5,603,842)
Net unrealized appreciation (depreciation)	(36,850,671)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/09	$(11,366,948)
4/30/10	(4,472,574)
4/30/11	(26,201,916)
4/30/15	(9,364,882)
4/30/16	(7,302,655)
$(58,708,975)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

33

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2008, this waiver amounted to $516,056 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $25,231 for the six months ended October 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.30%	$1,077,367
Class B	0.75%	0.25%	1.00%	1.00%	439,954
Class C	0.75%	0.25%	1.00%	1.00%	358,447
Class R1	0.75%	0.25%	1.00%	1.00%	40,787
Class R2	0.25%	0.25%	0.50%	0.50%	198,814
Class R3	—	0.25%	0.25%	0.25%	68,212
Total Distribution and Service Fees					$2,183,581

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class A distribution fee is currently being paid by the fund. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.

34

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

Amount
Class A	$390
Class B	65,957
Class C	4,000

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2008, the fee was $348,347, which equated to 0.0603% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $960,528.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

35

Notes to Financial Statements (unaudited) – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,674. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $3,449. Both amounts are included in independent trustees’ compensation for the six months ended October 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $86,990 at October 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,167 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,293, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$12,243,014	$135,809,579
Investments (non-U.S. Government securities)	$168,517,116	$170,981,591

36

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,616,994	$65,151,823	33,597,045	$416,140,846
Class B	466,516	5,317,665	1,848,448	22,802,565
Class C	680,503	7,847,395	1,760,920	21,691,215
Class I	758,697	8,673,773	5,715,967	70,806,550
Class R (b)	—	—	1,047,022	12,958,276
Class R1	141,280	1,621,466	547,604	6,751,238
Former Class R2 (b)	—	—	552,378	6,820,918
Class R2	1,434,954	16,767,026	5,493,383	67,365,886
Class R3	569,780	6,616,178	3,298,233	40,818,666
Class R4	1,324,037	15,099,326	8,794,977	108,851,803
	10,992,761	$127,094,652	62,655,977	$775,007,963
Shares issued to shareholders in reinvestment of distributions
Class A	1,480,652	$17,015,143	3,011,468	$37,341,350
Class B	147,119	1,686,410	398,250	4,927,292
Class C	100,504	1,149,119	197,445	2,436,742
Class I	141,532	1,624,794	233,018	2,888,280
Class R (b)	—	—	98,940	1,228,131
Class R1	17,784	203,102	22,576	278,299
Former Class R2 (b)	—	—	21,767	268,194
Class R2	177,104	2,030,321	170,681	2,111,040
Class R3	135,832	1,559,709	222,777	2,758,109
Class R4	208,050	2,390,488	337,601	4,185,286
	2,408,577	$27,659,086	4,714,523	$58,422,723
Shares reacquired
Class A	(12,421,634)	$(143,066,379)	(39,040,610)	$(483,210,521)
Class B	(1,892,818)	(21,821,353)	(7,151,860)	(88,230,870)
Class C	(1,071,717)	(12,317,099)	(2,008,838)	(24,698,987)
Class I	(1,032,269)	(11,744,404)	(5,184,903)	(64,227,576)
Class R (b)	—	—	(4,359,243)	(53,557,739)
Class R1	(131,900)	(1,508,841)	(167,728)	(2,057,719)
Former Class R2 (b)	—	—	(802,160)	(9,694,357)
Class R2	(1,757,820)	(20,072,642)	(1,108,713)	(13,675,753)
Class R3	(1,195,432)	(13,834,147)	(1,716,624)	(21,188,993)
Class R4	(2,236,712)	(25,455,957)	(7,555,668)	(93,478,755)
	(21,740,302)	$(249,820,822)	(69,096,347)	$(854,021,270)

37

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Net change
Class A	(5,323,988)	$(60,899,413)	(2,432,097)	$(29,728,325)
Class B	(1,279,183)	(14,817,278)	(4,905,162)	(60,501,013)
Class C	(290,710)	(3,320,585)	(50,473)	(571,030)
Class I	(132,040)	(1,445,837)	764,082	9,467,254
Class R (b)	—	—	(3,213,281)	(39,371,332)
Class R1	27,164	315,727	402,452	4,971,818
Former Class R2 (b)	—	—	(228,015)	(2,605,245)
Class R2	(145,762)	(1,275,295)	4,555,351	55,801,173
Class R3	(489,820)	(5,658,260)	1,804,386	22,387,782
Class R4	(704,625)	(7,966,143)	1,576,910	19,558,334
	(8,338,964)	$(95,067,084)	(1,725,847)	$(20,590,584)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, the fund’s commitment fee and interest expense were $2,755 and $200, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,760,385	202,191,127	159,314,921	44,636,591

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$265,488	$44,636,591

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund,

39

Board Review of Investment Advisory Agreement – continued

(v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

40

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”). The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint. However, such breakpoint is not applicable because the Fund is currently subject to the advisory fee reduction described above. Accordingly, the Trustees determined not to recommend any advisory fee breakpoint changes at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

41

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered

42

Board Review of Investment Advisory Agreement – continued

into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed that, effective March 1, 2009, MFS will no longer be required to observe an advisory fee reduction for this Fund.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

43

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

44

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

10/31/08

MQL-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	49.7%
Mortgage-Backed Securities	14.6%
U.S. Government Agencies	6.6%
Asset-Backed Securities	6.3%
Commercial Mortgage-Backed Securities	5.4%
Non-U.S. Government Bonds	4.2%
Emerging Markets Bonds	2.6%
High Yield Corporates	1.7%
Collateralized Debt Obligations	0.3%
U.S. Treasury Securities	(3.1)%

Credit quality of bonds (r)
AAA	38.0%
AA	7.1%
A	22.8%
BBB	29.2%
BB	1.7%
B	1.2%
CC (o)	0.0%

Portfolio facts
Average Duration (d)(i)	1.7
Average Life (i)(m)	1.9 yrs.
Average Maturity (i)(m)	7.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/08.

Percentages are based on net assets as of 10/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2008 through October 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.66%	$1,000.00	$952.01	$3.25
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
B	Actual	1.43%	$1,000.00	$946.49	$7.02
	Hypothetical (h)	1.43%	$1,000.00	$1,018.00	$7.27
C	Actual	1.50%	$1,000.00	$946.31	$7.36
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
I	Actual	0.51%	$1,000.00	$952.48	$2.51
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
R1	Actual	1.51%	$1,000.00	$946.07	$7.41
	Hypothetical (h)	1.51%	$1,000.00	$1,017.59	$7.68
R2	Actual	0.91%	$1,000.00	$949.18	$4.47
	Hypothetical (h)	0.91%	$1,000.00	$1,020.62	$4.63
R3	Actual	0.76%	$1,000.00	$949.90	$3.74
	Hypothetical (h)	0.76%	$1,000.00	$1,021.37	$3.87
R4	Actual	0.51%	$1,000.00	$952.73	$2.51
	Hypothetical (h)	0.51%	$1,000.00	$1,022.63	$2.60
529A	Actual	0.86%	$1,000.00	$949.41	$4.23
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
529B	Actual	1.51%	$1,000.00	$947.56	$7.41
	Hypothetical (h)	1.51%	$1,000.00	$1,017.59	$7.68
529C	Actual	1.60%	$1,000.00	$945.83	$7.85
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.75%, 1.52%, 1.59%, 0.60%, 1.60%, 1.00%, 0.85%, 0.60%, 0.85%, 1.60% and 1.69% for classes A, B, C, I, R1, R2, R3, R4, 529A, 529B and 529C, respectively. The actual expenses paid during the period would have been approximately $3.69, $7.46, $7.80, $2.95, $7.85, $4.91, $4.18, $2.95, $4.18, $7.85 and $8.29 for classes A, B, C, I, R1, R2, R3, R4, 529A, 529B and 529C, respectively; and the hypothetical expenses paid during the period would have been approximately $3.82, $7.73, $8.08, $3.06, $8.13, $5.09, $4.33, $3.06, $4.33, $8.13 and $8.59 for classes A, B, C, I, R1, R2, R3, R4, 529A, 529B and 529C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.9%
Issuer	Shares/Par	Value ($)

Airlines - 0.1%
American Airlines Corp., 3.857%, 2010	$808,682	$655,032

Asset Backed & Securitized - 11.9%
Bayview Commercial Asset Trust, FRN, 3.569%, 2035 (n)	$1,815,489	$1,450,884
Bayview Commercial Asset Trust, FRN, 3.529%, 2036 (z)	1,598,826	1,299,046
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	8,500,093	606,057
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,294,919
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	2,325,000	2,092,054
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040 (z)	1,402,996	1,007,067
Brascan Real Estate, CDO, FRN, 6.103%, 2040 (z)	1,526,000	244,160
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)	1,978,419	1,839,929
Commercial Mortgage Asset Trust, FRN, 0.859%, 2032 (i)(n)	24,292,428	619,884
Commercial Mortgage Pass-Through Certificates, FRN, 4.75%, 2017 (n)	3,400,000	3,178,885
Continental Airlines, Inc., FRN, 3.254%, 2011	776,548	635,420
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	317,544	310,205
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	2,631,612	2,483,780
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	4,000,000	2,149,991
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	2,830,000	1,312,704
E*TRADE RV & Marine Trust, 3.62%, 2018	2,299,993	2,218,744
Ford Credit Auto Owner Trust, FRN, 4.89%, 2010	1,384,683	1,366,309
Gramercy Real Estate Ltd., CDO, FRN, 3.855%, 2035 (z)	2,337,207	1,332,208
IMPAC CMB Trust, FRN, 3.999%, 2034	609,095	445,175
IMPAC CMB Trust, FRN, 4.179%, 2034	641,152	453,985
IMPAC Secured Assets Corp., FRN, 3.609%, 2036	1,751,770	1,495,860
Interstar Millennium Trust, FRN, 3.019%, 2036	1,156,332	1,116,565
JPMorgan Chase Commercial Mortgage Securities Corp., 4.851%, 2042	3,504,086	3,300,833
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	5,000,000	4,418,343
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.317%, 2037	5,000,000	4,508,909
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	3,700,000	2,887,580
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.556%, 2035 (i)	17,123,339	299,754
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	2,852,310	2,052,953
Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.878%, 2046	4,970,000	4,604,727
Morgan Stanley Capital I, Inc., FRN, 0.989%, 2031 (i)(n)	17,859,666	87,657

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Mortgage Capital Funding, Inc., FRN, 0.386%, 2031 (i)	$872,041	$45
Nationslink Funding Corp., FRN, 1.004%, 2030 (i)	4,634,371	146,963
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	2,600,000	2,563,377
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	57,161	56,953
Nomura Asset Securities Corp., FRN, 9.77%, 2027 (z)	2,402,505	2,593,375
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,402,750
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	5,096,147	3,877,619
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,202,612	2,162,163
RMAC PLC, FRN, 3.019%, 2036 (n)	58,880	56,265
Structured Asset Securities Corp., FRN, 4.67%, 2035	1,028,814	872,028
Structured Asset Securities Corp., FRN, 3.499%, 2035	606,080	571,739
Superannuation Members Home Loans Global Trust, FRN, 4.54%, 2029	496,590	490,433
Thornburg Mortgage Securities Trust, FRN, 3.939%, 2043	2,810,743	2,666,187
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	6,000,000	5,325,806

		$74,900,290
Automotive - 2.1%
Ford Motor Credit Co., 5.8%, 2009	$3,785,000	$3,509,369
Johnson Controls, Inc., 5.25%, 2011	7,050,000	6,569,733
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	3,289,000	3,364,091

		$13,443,193
Broadcasting - 0.4%
CBS Corp., 6.625%, 2011	$2,650,000	$2,358,792

Brokerage & Asset Managers - 2.4%
Goldman Sachs Group, Inc., 7.35%, 2009	$3,900,000	$3,898,249
INVESCO PLC, 4.5%, 2009	4,481,000	4,327,378
Lehman Brothers E-Capital Trust I, FRN, 0%, 2065 (d)	2,524,000	252
Lehman Brothers Holdings, Inc., 3.95%, 2009 (d)	300,000	39,000
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,423,221
Morgan Stanley, 6.75%, 2011	3,920,000	3,657,834

		$15,345,934
Building - 1.6%
CRH America, Inc., 6.95%, 2012	$2,250,000	$2,072,851
Hanson PLC, 7.875%, 2010	5,480,000	4,111,392
Lafarge S.A., 6.15%, 2011	4,410,000	4,177,677

		$10,361,920
Business Services - 0.3%
Xerox Corp., 5.5%, 2012	$2,570,000	$1,997,391

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - 2.0%
Comcast Corp., 5.45%, 2010	$5,100,000	$4,897,071
Cox Communications, Inc., 4.625%, 2010	5,320,000	5,099,545
Time Warner Cable, Inc., 5.4%, 2012	3,140,000	2,814,633

		$12,811,249
Chemicals - 0.4%
PPG Industries, Inc., 5.75%, 2013	$2,791,000	$2,604,977

Conglomerates - 0.7%
American Standard Cos., Inc., 7.625%, 2010	$2,670,000	$2,692,877
Textron Financial Corp., 5.125%, 2010	1,810,000	1,670,391

		$4,363,268
Consumer Goods & Services - 2.3%
Clorox Co., 5%, 2013	$2,100,000	$1,925,654
Fortune Brands, Inc., 5.125%, 2011	4,272,000	3,950,609
Royal Philips Electronics N.V., 4.625%, 2013	3,980,000	3,605,697
Western Union Co., 5.4%, 2011	5,500,000	5,348,833

		$14,830,793
Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$3,932,000	$3,914,912

Electronics - 0.6%
Tyco Electronics Ltd., 6%, 2012	$3,761,000	$3,539,101

Emerging Market Quasi-Sovereign - 1.3%
Corporacion Nacional del Cobre de Chile, 7.375%, 2009	$2,230,000	$2,243,625
Export-Import Banks of Korea, 4.125%, 2009 (n)	2,300,000	2,270,560
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	3,570,000	3,592,769

		$8,106,954
Energy - Independent - 0.4%
EnCana Corp., 4.6%, 2009	$2,850,000	$2,811,776

Energy - Integrated - 0.2%
TNK-BP Finance S.A., 6.875%, 2011 (n)	$2,060,000	$1,194,800

Entertainment - 0.3%
Time Warner, Inc., 5.5%, 2011	$2,000,000	$1,768,852

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - 4.6%
American Express Centurion Bank, 5.55%, 2012	$2,870,000	$2,393,368
Capital One Bank, 4.25%, 2008	2,957,000	2,935,511
Capital One Financial Corp., 5.7%, 2011	3,130,000	2,754,597
CIT Group, Inc., 5.6%, 2011	5,000,000	2,876,965
Countrywide Home Loans, Inc., 4.125%, 2009	530,000	508,267
Countrywide Home Loans, Inc., 4%, 2011	3,000,000	2,766,639
General Elec Capital Corp., FRN, 3.585%, 2011	2,630,000	2,369,504
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,635,609
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	3,500,000	1,177,082
International Lease Finance Corp., 5%, 2010	2,341,000	1,736,736
International Lease Finance Corp., 5.35%, 2012	3,340,000	2,178,455
NYSE Euronext, Inc., 4.8%, 2013	2,230,000	2,091,055
ORIX Corp., 5.48%, 2011	4,100,000	3,617,430

		$29,041,218
Food & Beverages - 2.3%
Brown-Forman Corp., 5.2%, 2012	$3,780,000	$3,634,731
Diageo Capital PLC, 5.125%, 2012	7,130,000	6,817,663
General Mills, Inc., 5.65%, 2012	1,960,000	1,809,754
Kraft Foods, Inc., FRN, 3.302%, 2010	2,500,000	2,289,772

		$14,551,920
Food & Drug Stores - 0.7%
CVS Caremark Corp., 5.75%, 2011	$2,240,000	$2,113,270
CVS Caremark Corp., FRN, 3.111%, 2010	2,200,000	1,987,702

		$4,100,972
Industrial - 0.6%
Eaton Corp., 4.9%, 2013	$2,000,000	$1,856,182
Steelcase, Inc., 6.5%, 2011	2,114,000	2,210,811

		$4,066,993
Insurance - 0.8%
John Hancock Global Funding II, 3.5%, 2009 (n)	$1,710,000	$1,692,710
Metropolitan Life Global Funding, 5.125%, 2013 (n)	1,060,000	947,548
New York Life Global Funding, 4.65%, 2013 (z)	2,600,000	2,436,990

		$5,077,248
Insurance - Health - 1.0%
Aetna, Inc., 7.875%, 2011	$3,915,000	$3,879,150
Aetna, Inc., 5.75%, 2011	2,350,000	2,206,728

		$6,085,878

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.6%
St. Paul Travelers Cos., Inc., 8.125%, 2010	$1,910,000	$1,961,795
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	2,220,000	1,532,555

		$3,494,350
International Market Quasi-Sovereign - 1.1%
Eksportfinans A.S.A., 5.125%, 2011	$3,780,000	$3,914,428
KfW Bankengruppe, 4.875%, 2009	2,800,000	2,866,307

		$6,780,735
International Market Sovereign - 2.7%
Bayerische Landesbank Girozentrale, 3.2%, 2009	$8,000,000	$7,974,816
Province of Ontario, 3.125%, 2010	3,690,000	3,742,777
Province of Ontario, 5%, 2011	5,000,000	5,326,705

		$17,044,298
Major Banks - 2.9%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$3,700,000	$1,739,629
BANK ONE Corp., 7.875%, 2010	5,066,000	5,185,527
Bear Stearns Cos., Inc., 5.85%, 2010	3,370,000	3,353,581
Popular North America, Inc., 4.7%, 2009	2,950,000	2,834,522
Royal Bank of Scotland Group PLC, 9.118%, 2049	5,727,000	5,303,609

		$18,416,868
Medical & Health Technology & Services - 1.5%
Cardinal Health, Inc., FRN, 4.322%, 2009	$2,800,000	$2,760,960
Covidien International Finance S.A., 5.15%, 2010	3,770,000	3,806,437
Hospira, Inc., 5.55%, 2012	3,140,000	2,851,952

		$9,419,349
Metals & Mining - 0.4%
Rio Tinto Finance USA Ltd., 5.875%, 2013	$3,220,000	$2,747,658

Mortgage Backed - 14.5%
Fannie Mae, 5.5%, 2014 - 2027	$15,070,293	$15,183,894
Fannie Mae, 7%, 2015 - 2016	1,617,885	1,705,597
Fannie Mae, 4%, 2016	2,016,061	2,013,167
Fannie Mae, 4.5%, 2016 - 2026	5,686,761	5,604,180
Fannie Mae, 6.5%, 2016 - 2017	3,421,463	3,507,432
Fannie Mae, 6%, 2017	4,192,218	4,240,375
Fannie Mae, 5%, 2018 - 2025	8,978,307	8,942,546
Fannie Mae, FRN, 4.22%, 2033	2,092,193	2,103,938
Fannie Mae, FRN, 5.905%, 2033	270,469	271,312
Fannie Mae, FRN, 6.21%, 2033	175,219	176,906

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Freddie Mac, 4.5%, 2014 - 2023	$1,041,652	$1,045,473
Freddie Mac, 7.5%, 2015	596,107	628,367
Freddie Mac, 6%, 2016 - 2017	3,504,490	3,527,843
Freddie Mac, 5.5%, 2017 - 2025	11,476,390	11,412,496
Freddie Mac, 5%, 2018 - 2025	26,246,035	26,090,327
Freddie Mac, FRN, 4.887%, 2026	1,496,684	1,495,111
Freddie Mac, FRN, 5.038%, 2031	3,549,359	3,510,379
Ginnie Mae, 7.5%, 2008 - 2011	115,735	121,103
Ginnie Mae, FRN, 5.625%, 2032	301,585	302,749

		$91,883,195
Natural Gas - Pipeline - 1.7%
CenterPoint Energy, Inc., 7.75%, 2011	$4,500,000	$4,230,855
Enterprise Products Partners LP, 4.95%, 2010	3,800,000	3,615,236
Kinder Morgan Finance Corp., 5.35%, 2011	3,264,000	2,904,960

		$10,751,051
Network & Telecom - 5.0%
British Telecommunications PLC, 5.15%, 2013	$1,567,000	$1,439,117
CenturyTel, Inc., 8.375%, 2010	150,000	138,000
Deutsche Telekom International Finance B.V., 8.5%, 2010	1,980,000	1,950,161
France Telecom S.A., 7.75%, 2011	1,980,000	1,958,378
SBC Communications, Inc., 4.125%, 2009	5,830,000	5,763,013
Telecom Italia Capital, 4%, 2008	4,100,000	4,094,932
Telecom Italia Capital, 4%, 2010	1,100,000	991,242
Telecom Italia Capital, 4.875%, 2010	2,227,000	1,918,365
Telefonica Europe B.V., 7.75%, 2010	5,460,000	5,285,771
TELUS Corp., 8%, 2011	3,636,000	3,573,344
Verizon Communications, Inc, 5.25%, 2013	2,770,000	2,545,985
Verizon Communications, Inc., 7.51%, 2009	2,200,000	2,216,291

		$31,874,599
Oil Services - 1.1%
Weatherford International Ltd., 5.95%, 2012	$7,480,000	$6,737,146

Other Banks & Diversified Financials - 1.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.719%, 2011 (n)	$1,264,250	$792,938
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012 (z)	1,487,500	1,439,022
Citigroup, Inc., 5.5%, 2013	3,700,000	3,384,501
General American Transportation Corp., 6.75%, 2009	1,500,000	1,497,761
Swedbank AB, 9% to 2010, FRN to 2049 (n)	5,470,000	4,808,239

		$11,922,461

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Pharmaceuticals - 1.0%
Astrazeneca PLC, 5.4%, 2012	$4,210,000	$4,142,472
GlaxoSmithKline Capital, Inc., 4.85%, 2013	532,000	504,613
Wyeth, 6.95%, 2011	1,880,000	1,924,041

		$6,571,126
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$780,000	$723,606

Railroad & Shipping - 0.3%
Canadian Pacific Railroad Co., 5.75%, 2013	$2,230,000	$1,994,289

Real Estate - 2.1%
Kimco Realty Corp., REIT, 4.62%, 2010	$3,790,000	$3,630,373
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	3,660,000	3,451,676
ProLogis, REIT, 5.5%, 2012	3,440,000	2,234,156
Simon Property Group, Inc., REIT, 7.125%, 2009	1,900,000	1,890,171
Simon Property Group, Inc., REIT, 4.6%, 2010	2,258,000	2,092,342

		$13,298,718
Restaurants - 0.5%
YUM! Brands, Inc., 8.875%, 2011	$2,910,000	$2,982,925

Retailers - 1.7%
Home Depot, Inc., 5.2%, 2011	$2,240,000	$2,066,864
J.C. Penney Corp., Inc., 8%, 2010	2,690,000	2,558,994
Macy’s Retail Holdings, Inc., 5.35%, 2012	1,510,000	1,137,406
May Department Stores Co., 5.95%, 2008	2,937,000	2,937,000
Wesfarmers Ltd., 6.998%, 2013 (z)	1,980,000	1,943,105

		$10,643,369
Supermarkets - 1.1%
Kroger Co., 5%, 2013	$2,453,000	$2,211,816
Safeway, Inc., 6.5%, 2008	2,650,000	2,649,777
Safeway, Inc., 4.95%, 2010	984,000	970,866
Safeway, Inc., 6.5%, 2011	1,250,000	1,219,516

		$7,051,975
Supranational - 0.5%
Corporacion Andina de Fomento, 6.875%, 2012	$3,000,000	$2,874,036

Telecommunications - Wireless - 0.8%
Sprint Capital Corp., 7.625%, 2011	$1,850,000	$1,535,500
Vodafone Group PLC, 7.75%, 2010	3,700,000	3,597,159

		$5,132,659

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Tobacco - 1.1%
Philip Morris Capital Corp., 7.5%, 2009	$3,040,000	$3,009,600
Philip Morris International, Inc., 4.875%, 2013	4,000,000	3,712,768

		$6,722,368
U.S. Government Agencies - 6.5%
Fannie Mae, 4.25%, 2009	$6,500,000	$6,552,800
Fannie Mae, 6.375%, 2009 (f)	15,000,000	15,336,060
Farmer Mac, 5.5%, 2011 (n)	2,600,000	2,751,398
Freddie Mac, 4.875%, 2009	8,000,000	8,050,872
Small Business Administration, 5.1%, 2016	2,407,216	2,424,067
Small Business Administration, 5.37%, 2016	825,811	834,542
Small Business Administration, 5.46%, 2016	2,110,054	2,137,348
Small Business Administration, 5.68%, 2016	1,530,360	1,557,944
Small Business Administration, 5.94%, 2016	1,471,786	1,504,994

		$41,150,025
U.S. Treasury Obligations - 1.0%
U.S. Treasury Notes, TIPS, 0.875%, 2010	$6,893,396	$6,479,254

Utilities - Electric Power - 4.2%
Duke Energy Corp., 5.65%, 2013	$4,010,000	$3,620,898
EDP Finance B.V., 5.375%, 2012 (z)	2,200,000	2,008,158
Empresa Nacional de Electricidad S.A., 8.5%, 2009	2,325,000	2,345,434
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	2,770,187
Exelon Generation Co. LLC, 6.95%, 2011	4,700,000	4,462,072
HQI Transelec Chile S.A., 7.875%, 2011	2,670,000	2,619,177
NiSource Finance Corp., 7.875%, 2010	2,759,000	2,491,131
Oncor Electric Delivery Co., 5.95%, 2013 (z)	2,210,000	2,025,728
Virginia Electric & Power Co., 4.1%, 2008	4,100,000	4,090,722

		$26,433,507
Total Bonds (Identified Cost, $634,523,678)		$581,063,030

Money Market Funds (v) - 6.8%
MFS Institutional Money Market Portfolio, 0.93%, at Cost and Net Asset Value	43,079,584	$43,079,584
Total Investments (Identified Cost, $677,603,262)		$624,142,614

Other Assets, Less Liabilities - 1.3%		7,915,793
Net Assets - 100.0%		$632,058,407

(d)	Non income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

12

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $40,378,646, representing 6.4% of net assets.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 3.529%, 2036	2/23/06	$1,598,825	$1,299,046
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	747,214	606,057
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040	3/01/06	1,402,996	1,007,067
Bosphorus Financial Services Ltd., FRN, 4.604%, 2012	3/08/05	1,487,500	1,439,022
Brascan Real Estate, CDO, FRN, 6.103%, 2040	9/14/04	1,526,000	244,160
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011	7/02/03	1,981,383	1,839,929
EDP Finance B.V., 5.375%, 2012	10/26/07	2,196,007	2,008,158
Gramercy Real Estate Ltd., CDO, FRN, 3.855%, 2035	6/21/05	2,337,274	1,332,208
New York Life Global Funding, 4.65%, 2013	5/02/08	2,595,817	2,436,990
Nomura Asset Securities Corp., FRN, 9.77%, 2027	7/16/07	2,638,786	2,593,375
Oncor Electric Delivery Co., 5.95%, 2013	9/03/08	2,207,115	2,025,728
Wesfarmers Ltd., 6.998%, 2013	4/03/08	1,980,000	1,943,105
Total Restricted Securities			$18,774,845
% of Net Assets			3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/08

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Short)	230	$26,049,297	Dec-08	$(268,539)

13

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
9/20/13	USD	1,710,000	Merrill Lynch International	(1)	0.77% (fixed rate)	$41,613
12/20/13	USD	1,720,000	JPMorgan Chase Bank	(2)	0.78% (fixed rate)	$37,630
						$79,243

(1)	Fund to receive notional amount upon a defined credit event by Autozone, 5.875%, 10/15/12.
(2)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/1/18.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $634,523,678)	$581,063,030
Underlying funds, at cost and value	43,079,584
Total investments, at value (identified cost, $677,603,262)		$624,142,614
Cash	97,485
Receivable for daily variation margin on open futures contracts	32,344
Receivable for investments sold	3,476,357
Receivable for fund shares sold	1,774,993
Interest and dividends receivable	6,733,951
Swaps, at value	79,243
Total assets		$636,336,987
Liabilities
Distributions payable	$511,836
Payable for investments purchased	1,666,135
Payable for fund shares reacquired	1,766,974
Payable to affiliates
Management fee	8,634
Shareholder servicing costs	200,506
Distribution and service fees	51,628
Administrative services fee	627
Program manager fees	67
Payable for independent trustees’ compensation	12,647
Accrued expenses and other liabilities	59,526
Total liabilities		$4,278,580
Net assets		$632,058,407
Net assets consist of
Paid-in capital	$799,999,410
Unrealized appreciation (depreciation) on investments	(53,649,944)
Accumulated net realized gain (loss) on investments	(113,312,577)
Accumulated distributions in excess of net investment income	(978,482)
Net assets		$632,058,407
Shares of beneficial interest outstanding		108,422,563

15

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$343,127,886
Shares outstanding	58,778,386
Net asset value per share		$5.84
Offering price per share (100/97.50 × net asset value per share)		$5.99
Class B shares
Net assets	$58,154,872
Shares outstanding	10,001,745
Net asset value and offering price per share		$5.81
Class C shares
Net assets	$65,616,296
Shares outstanding	11,252,413
Net asset value and offering price per share		$5.83
Class I shares
Net assets	$146,393,690
Shares outstanding	25,171,767
Net asset value, offering price, and redemption price per share		$5.82
Class R1 shares
Net assets	$1,005,738
Shares outstanding	172,977
Net asset value, offering price, and redemption price per share		$5.81
Class R2 shares
Net assets	$4,817,294
Shares outstanding	825,737
Net asset value, offering price, and redemption price per share		$5.83
Class R3 shares
Net assets	$541,746
Shares outstanding	92,874
Net asset value, offering price, and redemption price per share		$5.83
Class R4 shares
Net assets	$53,165
Shares outstanding	9,108
Net asset value, offering price, and redemption price per share		$5.84

16

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$6,476,753
Shares outstanding	1,110,057
Net asset value and redemption price per share		$5.83
Offering price per share (100/97.50 × net asset value per share)		$5.98
Class 529B shares
Net assets	$974,308
Shares outstanding	167,795
Net asset value and offering price per share		$5.81
Class 529C shares
Net assets	$4,896,659
Shares outstanding	839,704
Net asset value and offering price per share		$5.83

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

Shares outstanding are rounded for presentation purposes.

See Notes to Financial Statements

17

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,568,260
Dividends from underlying funds	544,268
Total investment income		$17,112,528
Expenses
Management fee	$1,368,747
Distribution and service fees	991,892
Program manager fees	6,196
Shareholder servicing costs	608,304
Administrative services fee	52,332
Independent trustees’ compensation	11,090
Custodian fee	55,693
Shareholder communications	65,668
Auditing fees	23,288
Legal fees	5,656
Miscellaneous	62,253
Total expenses		$3,251,119
Fees paid indirectly	(238)
Reduction of expenses by investment adviser and distributor	(521,311)
Net expenses		$2,729,570
Net investment income		$14,382,958
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(3,198,293)
Futures contracts	(292,118)
Swap transactions	(1,207,739)
Net realized gain (loss) on investments		$(4,698,150)
Change in unrealized appreciation (depreciation)
Investments	$(44,279,523)
Futures contracts	(371,712)
Swap transactions	1,298,733
Net unrealized gain (loss) on investments		$(43,352,502)
Net realized and unrealized gain (loss) on investments		$(48,050,652)
Change in net assets from operations		$(33,667,694)

See Notes to Financial Statements

18

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/08	Year ended 4/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$14,382,958	$30,301,419
Net realized gain (loss) on investments	(4,698,150)	(8,167,741)
Net unrealized gain (loss) on investments	(43,352,502)	(3,754,661)
Change in net assets from operations	$(33,667,694)	$18,379,017
Distributions declared to shareholders
From net investment income
Class A	$(8,483,135)	$(18,731,267)
Class B	(1,331,553)	(4,069,973)
Class C	(1,286,103)	(3,067,928)
Class I	(3,873,363)	(8,054,687)
Class R (b)	—	(64,892)
Class R1	(18,667)	(26,625)
Former Class R2 (b)	—	(17,476)
Class R2	(123,925)	(117,789)
Class R3	(20,106)	(33,230)
Class R4	(1,335)	(2,767)
Class 529A	(145,215)	(230,613)
Class 529B	(18,869)	(40,057)
Class 529C	(89,152)	(151,847)
Total distributions declared to shareholders	$(15,391,423)	$(34,609,151)
Change in net assets from fund share transactions	$(21,757,387)	$(36,118,702)
Total change in net assets	$(70,816,504)	$(52,348,836)
Net assets
At beginning of period	702,874,911	755,223,747
At end of period (including accumulated distributions in excess of net investment income of $978,482 and undistributed net investment income of $29,983, respectively)	$632,058,407	$702,874,911

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

19

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.28		$6.43	$6.38	$6.50	$6.68	$6.87
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.28	$0.28	$0.24	$0.22	$0.22
Net realized and unrealized gain (loss) on investments	(0.43)		(0.12)	0.07	(0.09)	(0.12)	(0.11)
Total from investment operations	$(0.30)		$0.16	$0.35	$0.15	$0.10	$0.11
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.30)	$(0.27)	$(0.28)	$(0.30)
Net asset value, end of period	$5.84		$6.28	$6.43	$6.38	$6.50	$6.68
Total return (%) (r)(s)(t)	(4.80	)(n)	2.61	5.65	2.32	1.54	1.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.79	0.80	0.82	0.80	0.82
Expenses after expense reductions (f)	0.66	(a)	0.64	0.65	0.67	0.65	0.75
Net investment income	4.32	(a)	4.34	4.38	3.74	3.39	3.31
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$343,128		$373,587	$388,086	$345,689	$422,096	$509,115

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.26		$6.40	$6.36	$6.47	$6.66	$6.84
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.23	$0.23	$0.19	$0.17	$0.17
Net realized and unrealized gain (loss) on investments	(0.44)		(0.11)	0.06	(0.08)	(0.13)	(0.11)
Total from investment operations	$(0.33)		$0.12	$0.29	$0.11	$0.04	$0.06
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.25)	$(0.22)	$(0.23)	$(0.24)
Net asset value, end of period	$5.81		$6.26	$6.40	$6.36	$6.47	$6.66
Total return (%) (r)(s)(t)	(5.35	)(n)	1.94	4.70	1.69	0.60	0.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.57	1.57	1.59	1.57	1.61
Expenses after expense reductions (f)	1.43	(a)	1.42	1.42	1.44	1.42	1.54
Net investment income	3.58	(a)	3.58	3.62	2.97	2.62	2.53
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$58,155		$76,246	$119,976	$103,406	$151,997	$198,356

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.28		$6.42	$6.38	$6.49	$6.67	$6.86
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.22	$0.19	$0.17	$0.17
Net realized and unrealized gain (loss) on investments	(0.44)		(0.10)	0.07	(0.09)	(0.13)	(0.12)
Total from investment operations	$(0.33)		$0.12	$0.29	$0.10	$0.04	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.25)	$(0.21)	$(0.22)	$(0.24)
Net asset value, end of period	$5.83		$6.28	$6.42	$6.38	$6.49	$6.67
Total return (%) (r)(s)(t)	(5.37	)(n)	1.90	4.60	1.61	0.67	0.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.64	1.66	1.67	1.65	1.67
Expenses after expense reductions (f)	1.50	(a)	1.49	1.51	1.52	1.50	1.60
Net investment income	3.49	(a)	3.50	3.53	2.89	2.55	2.45
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$65,616		$69,420	$81,986	$81,144	$140,467	$209,163

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.26		$6.40	$6.36	$6.48	$6.66	$6.84
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.29	$0.29	$0.25	$0.23	$0.23
Net realized and unrealized gain (loss) on investments	(0.43)		(0.11)	0.06	(0.09)	(0.12)	(0.10)
Total from investment operations	$(0.29)		$0.18	$0.35	$0.16	$0.11	$0.13
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.31)	$(0.28)	$(0.29)	$(0.31)
Net asset value, end of period	$5.82		$6.26	$6.40	$6.36	$6.48	$6.66
Total return (%) (r)(s)	(4.75	)(n)	2.91	5.65	2.46	1.68	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.64	0.65	0.67	0.66	0.66
Expenses after expense reductions (f)	0.51	(a)	0.49	0.50	0.52	0.51	0.59
Net investment income	4.50	(a)	4.50	4.51	3.90	3.53	3.45
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$146,394		$163,725	$151,568	$127,926	$110,059	$80,206

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$6.26		$6.40	$6.35	$6.47	$6.46
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.22	$0.22	$0.18	$0.01
Net realized and unrealized gain (loss) on investments	(0.44)		(0.11)	0.07	(0.10)	0.02	(g)
Total from investment operations	$(0.33)		$0.11	$0.29	$0.08	$0.03
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.24)	$(0.20)	$(0.02)
Net asset value, end of period	$5.81		$6.26	$6.40	$6.35	$6.47
Total return (%) (r)(s)	(5.39	)(n)	1.80	4.66	1.30	0.39	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.72	1.84	1.87	2.07	(a)
Expenses after expense reductions (f)	1.51	(a)	1.57	1.60	1.66	1.92	(a)
Net investment income	3.48	(a)	3.41	3.42	2.79	2.28	(a)
Portfolio turnover	10		21	33	25	35
Net assets at end of period (000 Omitted)	$1,006		$909	$267	$123	$50

See Notes to Financial Statements

24

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$6.28		$6.42	$6.38	$6.50	$6.68	$6.77
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.25	$0.22	$0.19	$0.09
Net realized and unrealized gain (loss) on investments	(0.44)		(0.09)	0.07	(0.10)	(0.12)	(0.05)
Total from investment operations	$(0.31)		$0.15	$0.32	$0.12	$0.07	$0.04
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.28)	$(0.24)	$(0.25)	$(0.13)
Net asset value, end of period	$5.83		$6.28	$6.42	$6.38	$6.50	$6.68
Total return (%) (r)(s)	(5.08	)(n)	2.41	5.07	1.87	1.03	0.58	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	(a)	1.22	1.38	1.41	1.42	1.38	(a)
Expenses after expense reductions (f)	0.91	(a)	0.97	1.05	1.09	1.17	1.21	(a)
Net investment income	4.08	(a)	3.98	3.98	3.36	2.88	2.70	(a)
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$4,817		$5,768	$1,154	$269	$156	$98

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$6.28		$6.43	$6.38	$6.50	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.26	$0.27	$0.22	$0.02
Net realized and unrealized gain (loss) on investments	(0.44)		(0.11)	0.07	(0.09)	0.01	(g)
Total from investment operations	$(0.31)		$0.15	$0.34	$0.13	$0.03
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.29)	$(0.25)	$(0.02)
Net asset value, end of period	$5.83		$6.28	$6.43	$6.38	$6.50
Total return (%) (r)(s)	(5.01	)(n)	2.40	5.39	2.06	0.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.98	1.05	1.07	1.27	(a)
Expenses after expense reductions (f)	0.76	(a)	0.83	0.90	0.92	1.12	(a)
Net investment income	4.23	(a)	4.15	4.13	3.60	3.13	(a)
Portfolio turnover	10		21	33	25	35
Net assets at end of period (000 Omitted)	$542		$941	$494	$260	$50

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$6.28		$6.43	$6.38	$6.50	$6.49
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.28	$0.28	$0.24	$0.02
Net realized and unrealized gain (loss) on investments	(0.43)		(0.11)	0.08	(0.09)	0.01	(g)
Total from investment operations	$(0.29)		$0.17	$0.36	$0.15	$0.03
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)	$(0.31)	$(0.27)	$(0.02)
Net asset value, end of period	$5.84		$6.28	$6.43	$6.38	$6.50
Total return (%) (r)(s)	(4.73	)(n)	2.69	5.71	2.37	0.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.71	0.76	0.77	0.97	(a)
Expenses after expense reductions (f)	0.51	(a)	0.56	0.61	0.62	0.82	(a)
Net investment income	4.47	(a)	4.42	4.41	3.80	3.45	(a)
Portfolio turnover	10		21	33	25	35
Net assets at end of period (000 Omitted)	$53		$56	$54	$51	$50

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.28		$6.42	$6.38	$6.50	$6.68	$6.87
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.25	$0.25	$0.22	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	(0.44)		(0.10)	0.07	(0.09)	(0.12)	(0.11)
Total from investment operations	$(0.31)		$0.15	$0.32	$0.13	$0.08	$0.09
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.29)	$(0.28)	$(0.25)	$(0.26)	$(0.28)
Net asset value, end of period	$5.83		$6.28	$6.42	$6.38	$6.50	$6.68
Total return (%) (r)(s)(t)	(5.06	)(n)	2.42	5.12	1.96	1.18	1.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.11	(a)	1.23	1.26	1.27	1.27	1.27
Expenses after expense reductions (f)	0.86	(a)	0.98	1.00	1.02	1.02	1.10
Net investment income	4.12	(a)	4.00	4.02	3.41	3.03	2.97
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$6,477		$6,373	$4,467	$2,868	$2,300	$1,651

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.25		$6.39	$6.35	$6.47	$6.65	$6.83
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.21	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	(0.43)		(0.10)	0.07	(0.09)	(0.12)	(0.10)
Total from investment operations	$(0.32)		$0.11	$0.28	$0.08	$0.03	$0.05
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.25)	$(0.24)	$(0.20)	$(0.21)	$(0.23)
Net asset value, end of period	$5.81		$6.25	$6.39	$6.35	$6.47	$6.65
Total return (%) (r)(s)(t)	(5.24	)(n)	1.76	4.47	1.26	0.48	0.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.79	1.78	1.86	1.84	1.89
Expenses after expense reductions (f)	1.51	(a)	1.64	1.63	1.71	1.69	1.82
Net investment income	3.50	(a)	3.36	3.39	2.71	2.35	2.24
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$974		$989	$1,046	$682	$704	$718

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$6.28		$6.42	$6.38	$6.49	$6.67	$6.86
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.21	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	(0.45)		(0.11)	0.06	(0.08)	(0.12)	(0.11)
Total from investment operations	$(0.34)		$0.10	$0.27	$0.09	$0.03	$0.04
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)	$(0.23)	$(0.20)	$(0.21)	$(0.23)
Net asset value, end of period	$5.83		$6.28	$6.42	$6.38	$6.49	$6.67
Total return (%) (r)(s)(t)	(5.42	)(n)	1.66	4.34	1.35	0.42	0.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.88	1.90	1.92	1.91	1.92
Expenses after expense reductions (f)	1.60	(a)	1.73	1.75	1.77	1.76	1.85
Net investment income	3.38	(a)	3.25	3.27	2.66	2.29	2.22
Portfolio turnover	10		21	33	25	35	43
Net assets at end of period (000 Omitted)	$4,897		$4,861	$3,719	$2,157	$1,820	$1,432

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

30

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities

31

Notes to Financial Statements (unaudited) – continued

and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable

32

Notes to Financial Statements (unaudited) – continued

inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$43,079,584	$581,063,030	$—	$624,142,614
Other Financial Instruments	$(268,539)	$79,243	$—	$(189,296)

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP)

33

Notes to Financial Statements (unaudited) – continued

133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standards to the fund, and has not at this time determined the impact, resulting from the adoption of these Standards on the fund’s financial statements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to

34

Notes to Financial Statements (unaudited) – continued

reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax

35

Notes to Financial Statements (unaudited) – continued

regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/08
Ordinary income (including any short-term capital gains)	$34,609,151

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08
Cost of investments	$682,807,085
Gross appreciation	1,355,793
Gross depreciation	(60,020,264)
Net unrealized appreciation (depreciation)	$(58,664,471)

As of 4/30/08
Undistributed ordinary income	$1,288,261
Capital loss carryforwards	(96,878,344)
Post-October capital loss deferral	(6,437,682)
Other temporary differences	(2,479,670)
Net unrealized appreciation (depreciation)	$(14,374,451)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/09	$(2,874,797)
4/30/11	(18,880,791)
4/30/12	(15,641,631)
4/30/13	(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
$(96,878,344)

36

Notes to Financial Statements (unaudited) – continued

The availability of a portion of the capital loss carryforwards, which were acquired on November 17, 2006 in connection with the MFS Government Limited Maturity Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and retirement plan administration and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3 and Class R4, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2008, this waiver amounted to $513,282 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.25% of the fund’s average daily net assets.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least August 31, 2010.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $75,055 and $5,036 for the six months ended October 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

37

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.15%	$274,343
Class B	0.75%	0.25%	1.00%	0.92%	317,993
Class C	0.75%	0.25%	1.00%	1.00%	339,187
Class R1	0.75%	0.25%	1.00%	1.00%	4,928
Class R2	0.25%	0.25%	0.50%	0.40%	14,132
Class R3	—	0.25%	0.25%	0.25%	1,111
Class 529A	0.25%	0.25%	0.50%	0.25%	11,461
Class 529B	0.75%	0.25%	1.00%	0.90%	4,514
Class 529C	0.75%	0.25%	1.00%	1.00%	24,223
Total Distribution and Service Fees					$991,892

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through August 31, 2009. For the six months ended October 31, 2008, this waiver amounted to $3,275 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s board of Trustees may determine. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is currently in effect and the remaining portion of the Class B and Class 529B service fee is not in effect but may be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver arrangement through August 31, 2009. For the six months ended October 31, 2008, this waiver amounted to $2,827 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A distribution fees will be eliminated.

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder

38

Notes to Financial Statements (unaudited) – continued

redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

Amount
Class A	$16
Class B	42,884
Class C	4,985
Class 529B	222
Class 529C	211

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The program manager fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.10% of average daily net assets for each of the fund’s 529 classes. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2008, were as follows:

Amount
Class 529A	$3,275
Class 529B	499
Class 529C	2,422
Total Program Manager Fees	$6,196

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2008, the fee was $219,817, which equated to 0.0641% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $290,842.

39

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2008, these costs for the fund amounted to $97,645 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.0153% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $539. This amount is included in independent trustees’ compensation for the six months ended October 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $12,534 at October 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to

40

Notes to Financial Statements (unaudited) – continued

Tarantino LLC and Griffin Compliance LLC were $2,455 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,926, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$10,155,063	$9,349,815
Investments (non-U.S. Government securities)	$53,088,297	$74,758,816

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	9,727,797	$59,804,261	19,586,463	$124,631,049
Class B	392,687	2,390,019	799,554	5,071,429
Class C	2,068,944	12,638,403	2,156,372	13,710,669
Class I	905,503	5,611,804	3,562,606	22,558,152
Class R (b)	—	—	253,373	1,613,968
Class R1	54,164	326,543	136,037	863,574
Former Class R2 (b)	—	—	83,077	527,174
Class R2	205,179	1,255,646	803,787	5,082,521
Class R3	25,258	153,397	128,198	813,993
Class R4	—	—	33	203
Class 529A	319,104	1,956,200	584,867	3,710,212
Class 529B	17,118	103,564	46,339	293,015
Class 529C	225,972	1,378,104	380,469	2,411,043
	13,941,726	$85,617,941	28,521,175	$181,287,002

41

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,026,486	$6,289,223	2,231,120	$14,219,173
Class B	166,374	1,015,428	501,203	3,182,153
Class C	132,217	808,592	305,453	1,945,095
Class I	634,290	3,873,493	1,269,594	8,054,687
Class R (b)	—	—	7,280	46,517
Class R1	3,067	18,669	3,895	24,686
Former Class R2 (b)	—	—	2,618	16,582
Class R2	16,661	101,966	16,711	106,296
Class R3	3,283	20,106	4,976	31,673
Class R4	218	1,335	402	2,563
Class 529A	23,543	144,091	35,100	223,503
Class 529B	3,084	18,784	6,296	39,901
Class 529C	14,497	88,624	23,335	148,490
	2,023,720	$12,380,311	4,407,983	$28,041,319
Shares reacquired
Class A	(11,420,922)	$(70,144,579)	(22,752,586)	$(144,817,122)
Class B	(2,739,119)	(16,779,529)	(7,866,918)	(49,859,287)
Class C	(2,007,360)	(12,283,804)	(4,173,490)	(26,550,120)
Class I	(2,521,021)	(15,299,061)	(2,355,598)	(14,924,145)
Class R (b)	—	—	(607,424)	(3,849,562)
Class R1	(29,552)	(174,635)	(36,379)	(230,435)
Former Class R2 (b)	—	—	(113,140)	(706,439)
Class R2	(314,616)	(1,903,265)	(81,658)	(519,316)
Class R3	(85,488)	(509,499)	(60,273)	(383,851)
Class 529A	(247,217)	(1,516,276)	(300,773)	(1,912,522)
Class 529B	(10,583)	(64,318)	(58,140)	(367,132)
Class 529C	(175,213)	(1,080,673)	(208,751)	(1,327,092)
	(19,551,091)	$(119,755,639)	(38,615,130)	$(245,447,023)
Net change
Class A	(666,639)	$(4,051,095)	(935,003)	$(5,966,900)
Class B	(2,180,058)	(13,374,082)	(6,566,161)	(41,605,705)
Class C	193,801	1,163,191	(1,711,665)	(10,894,356)
Class I	(981,228)	(5,813,764)	2,476,602	15,688,694
Class R (b)	—	—	(346,771)	(2,189,077)
Class R1	27,679	170,577	103,553	657,825
Former Class R2 (b)	—	—	(27,445)	(162,683)
Class R2	(92,776)	(545,653)	738,840	4,669,501
Class R3	(56,947)	(335,996)	72,901	461,815
Class R4	218	1,335	435	2,766
Class 529A	95,430	584,015	319,194	2,021,193
Class 529B	9,619	58,030	(5,505)	(34,216)
Class 529C	65,256	386,055	195,053	1,232,441
	(3,585,645)	$(21,757,387)	(5,685,972)	$(36,118,702)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

42

Notes to Financial Statements (unaudited) – continued

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 22% of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, the fund’s commitment fee and interest expense were $1,589 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	45,510,098	95,251,883	(97,682,397)	43,079,584

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$544,268	$43,079,584

43

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

44

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one- year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

45

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”). The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

46

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following

47

Board Review of Investment Advisory Agreement – continued

discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed that, effective March 1, 2009, MFS will no longer be required to observe an advisory fee reduction for this Fund, and that, effective March 1, 2009, MFS will observe an expense limitation for the Fund, which may not be modified by MFS without the consent of the Board.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid by the Fund’s Class 529A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

48

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

49

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Municipal Limited Maturity Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

10/31/08

MTL-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	14.4%
General Obligations – General Purpose	11.4%
General Obligations – Schools	11.1%
Water & Sewer Utility Revenue	7.8%
State & Local Agencies	7.0%

Credit quality of bonds (r)
AAA	29.8%
AA	27.8%
A	23.9%
BBB	16.3%
BB (o)	0.0%
Not Rated	2.2%

Portfolio facts
Average Duration (d)(i)	3.1
Average Life (i)(m)	4.0 yrs.
Average Maturity (i)(m)	7.5 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AA-

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less Than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/08.

Percentages are based on net assets as of 10/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2008 through October 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.60%	$1,000.00	$987.40	$3.01
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
B	Actual	1.36%	$1,000.00	$983.60	$6.80
	Hypothetical (h)	1.36%	$1,000.00	$1,018.35	$6.92
C	Actual	1.45%	$1,000.00	$983.17	$7.25
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.70%, 1.46% and 1.55% for classes A, B and C, respectively. The actual expenses paid during the period would have been approximately $3.51, $7.30 and $7.75 for classes A, B and C, respectively; and the hypothetical expenses paid during the period would have been approximately $3.57, $7.43 and $7.88 for classes A, B and C, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

4

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 94.5%
Issuer	Shares/Par	Value ($)

Airport & Port Revenue - 4.6%
Atlanta, GA, Airport Rev., “A”, FSA, 5.375%, 2015	$1,000,000	$995,010
Chicago, IL, O’Hare International Airport Rev., “A-2”, FSA, 5.25%, 2013	1,500,000	1,498,230
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,005,110
Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District Project), “A”, FSA, 5.25%, 2009	550,000	552,123
Long Beach, CA, Harbor Rev., “A”, FGIC, 5%, 2015	1,000,000	973,380
Massachusetts Port Authority Rev., “A”, 5.75%, 2010	175,000	182,275
Minneapolis & St. Paul, MN, Metropolitan Airport, “D”, FGIC, 5.25%, 2009	500,000	501,155
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,019,680
Rhode Island Economic Development Corp. Airport Rev., “A”, FGIC, 5%, 2012	750,000	741,008
Richland Lexington, SC, Columbia Metropolitan Airport Rev., “A”, FSA, 5%, 2009	200,000	200,622
San Francisco, CA, City & County Airports Commission, International Airport Rev., 5.5%, 2019 (a)	500,000	486,175

		$8,154,768
General Obligations - General Purpose - 11.2%
Boston, MA, “A”, 5%, 2011	$1,000,000	$1,047,170
Cambridge, MA, “C”, 5%, 2011	1,070,000	1,129,867
Columbus, OH, 5.25%, 2011	705,000	741,766
Commonwealth of Massachusetts Consolidated Loan, “A”, 6%, 2010 (c)	310,000	326,030
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	1,000,000	1,045,090
DuPage County, IL (ARS Jail Project), 5%, 2009	870,000	874,411
New York, NY, “A”, 5.25%, 2012	265,000	276,978
New York, NY, “B”, 5.75%, 2011	375,000	391,973
New York, NY, “C”, 5.25%, 2009	250,000	255,923
New York, NY, “G”, 5.5%, 2009	670,000	687,092
New York, NY, “G”, ETM, 5.5%, 2009 (c)	110,000	113,259
New York, NY, “K”, 5%, 2009 (c)	5,000	5,179
New York, NY, “K”, 5%, 2010	365,000	372,902
Oakland, CA, “A”, FGIC, 5%, 2010	820,000	840,721
Pawtucket, RI, “A”, AMBAC, 5%, 2009	1,000,000	1,011,050
Puerto Rico Commonwealth, “A”, 5%, 2010	1,000,000	1,013,890

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - General Purpose - continued
Saraland, AL, Warrants, MBIA, 4.5%, 2009	$865,000	$867,932
St. Clair County, IL, FGIC, 5.625%, 2012	500,000	518,970
State of California, 5%, 2011	2,250,000	2,324,903
State of Georgia, “D”, 5.25%, 2011	1,500,000	1,601,505
State of Maryland, “A”, 5.5%, 2011	1,500,000	1,602,315
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,558,721
State of Wisconsin, 5.125%, 2011	400,000	422,248
State of Wisconsin, “1”, MBIA, 5%, 2017	500,000	514,485
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010	500,000	515,865

		$20,060,245
General Obligations - Improvement - 3.0%
Dallas, TX, 5%, 2010	$1,000,000	$1,033,130
Kauai County, HI, “A”, FGIC, 6.25%, 2010 (c)	375,000	399,229
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010	500,000	518,085
Oak Ridge, TN, AMBAC, 5%, 2012	300,000	311,058
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,020,960
Pittsburgh, PA, “N”, FSA, 5.25%, 2015	1,000,000	1,070,230
State of South Carolina, “A”, 5%, 2011	1,000,000	1,047,170

		$5,399,862
General Obligations - Schools - 11.0%
Alpine Utah School District, 5%, 2010 (f)	$1,000,000	$1,037,180
Bastrop, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2020	1,000,000	521,740
Bloomington, MN, Independent School District, “B”, 5.25%, 2011 (j)	500,000	513,375
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011	600,000	628,278
Carrollton, TX, Farmers Branch, Independent School District, PSF, 5.5%, 2011	1,000,000	1,054,820
Clackamas County, OR, School District, 6%, 2010 (c)	315,000	334,199
Clark County, NV School District, 5%, 2017	2,845,000	2,951,659
Deer Park, TX, Independent School District, PSF, 0%, 2009	1,000,000	994,340
Ennis, TX, Independent School District Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	1,348,584
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014	710,000	654,521
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016	355,000	320,920
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013	1,115,000	1,178,087
Florida Board of Education, Lottery Rev., “B”, FGIC, 5.5%, 2010 (c)	150,000	158,864
Forsyth County, GA, 6%, 2010 (c)	1,000,000	1,059,200
Kansas City, MO, School District Building Corp. Leasehold Rev., FGIC, 5%, 2012	1,450,000	1,481,175
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)	100,000	101,746
Northside, TX, Independent School District, PSF, 5.5%, 2016	850,000	875,942

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
General Obligations - Schools - continued
Norwin, PA, School District, FGIC, 6%, 2010 (c)	$250,000	$263,143
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)	500,000	534,420
Round Rock, TX, Independent School District, PSF, 5.375%, 2012	570,000	609,803
San Marcos, TX, Consolidated Independent School District, 5.25%, 2014 (c)	1,000,000	1,088,590
Shelby County, TN, Public Improvement & Schools, “A”, FSA, 5%, 2014	1,500,000	1,594,830
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)	300,000	321,117

		$19,626,533
Healthcare Revenue - Hospitals - 14.2%
Arizona Health Facilities Authority Rev. (Banner Health System), “D”, 5%, 2010	$600,000	$613,710
California Health Facilities Financing Authority Rev. (Providence Health & Services), 4%, 2010	1,500,000	1,511,190
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (a)	3,000,000	2,870,880
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010	550,000	551,859
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011	575,000	570,728
Illinois Health Facilities Authority Rev. (Children’s Memorial Hospital), “A”, AMBAC, 5.75%, 2009 (c)	250,000	260,050
Indiana Health Facility Financing Authority Rev. (Ascension Health), “F”, ETM, 5.5%, 2008 (c)	500,000	500,460
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.), MBIA, 5.375%, 2008	1,000,000	1,002,210
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010	210,000	215,565
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 2012	345,000	346,804
Joplin, MO, Industrial Development Authority, Health Facilities Rev. (Freeman Health Systems), 5.5%, 2013	700,000	670,873
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5.25%, 2009	750,000	754,628
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), “A”, 5%, 2047 (a)	1,000,000	1,009,320
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.125%, 2010	55,000	55,160
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, ETM, 6.125%, 2010 (c)	25,000	25,448
Kentucky Economic Development Finance Authority Rev. (Catholic Health), 3.5%, 2034 (a)	1,500,000	1,461,855
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical Center), “B”, 5.25%, 2008	800,000	799,808

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (John Hopkins Health System), 5%, 2042 (a)	$500,000	$512,255
Maryland Health & Higher Educational Facilities Authority Rev. (Lifebridge Health), 5%, 2012	500,000	503,620
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “F”, 5%, 2009	235,000	238,389
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), MBIA, 4.125%, 2046 (a)	1,000,000	990,630
Michigan Hospital Finance Authority Rev. (McLaren Health Care corp.), 5%, 2013	500,000	505,235
Mississippi Hospital Equipment & Facilities Authority Rev. (Southwest Mississippi Regional Medical Center), 5%, 2014	500,000	453,920
Missouri Health & Educational Facilities Authority Rev. (Acsension Health), 3.5%, 2026 (a)	1,000,000	1,006,630
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 4.1%, 2041 (a)	1,500,000	1,492,425
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014	805,000	789,745
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	744,653
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013	875,000	852,670
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	507,170
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 5.75%, 2010	250,000	257,723
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	790,000	718,947
Steubenville, OH, Hospital Rev. (Trinity Hospital), ETM, 5.75%, 2010 (c)	220,000	233,303
Tarrant County, TX, Cultural Education Facilities (Scott and White Memorial Hospital), 5%, 2018	500,000	474,210
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	471,090
Waco, TX, Health Facilities Development Corp. (Ascension Health), “A”, 5.5%, 2009	250,000	259,063
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012	610,000	585,063
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	608,532

		$25,425,821

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Long Term Care - 0.7%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “B”, 3.75%, 2034 (a)	$735,000	$741,519
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	456,575

		$1,198,094
Industrial Revenue - Environmental Services - 1.4%
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	$250,000	$236,830
Maryland Industrial Development Financing Authority Solid Waste Disposal, (Synagro) “A”, 5.25%, 2012	500,000	482,935
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	822,550
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (a)	1,000,000	878,380

		$2,420,695
Industrial Revenue - Other - 0.7%
Cartersville, GA, Development Authority Rev. (Anheuser-Busch), 5.1%, 2012	$375,000	$360,026
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010	610,000	603,790
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)	300,000	299,493

		$1,263,309
Industrial Revenue - Paper - 1.7%
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	$750,000	$660,488
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	1,500,000	1,618,620
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.25%, 2010	250,000	242,188
Erie County, PA, Industrial Development Authority, Pollution Control (International Paper Co.), “A”, 5.3%, 2012	570,000	529,365

		$3,050,661
Miscellaneous Revenue - Entertainment & Tourism - 0.6%
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011	$1,000,000	$1,007,450

Miscellaneous Revenue - Other - 1.4%
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	$605,000	$578,900

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Miscellaneous Revenue - Other - continued
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010	$500,000	$482,430
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013	410,000	425,355
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,030,150

		$2,516,835
Multi-Family Housing Revenue - 0.3%
Philadelphia, PA, Housing Authority, “A”, FSA, 5%, 2008	$500,000	$501,170

Sales & Excise Tax Revenue - 1.9%
California Economic Recovery, “B”, 5%, 2023 (a)	$1,000,000	$1,031,770
Jefferson Parish, LA, School Board, “N”, AMBAC, 5.5%, 2009	1,245,000	1,256,715
Spokane, WA, Public Facilities District Hotel, “A”, MBIA, 5.75%, 2012	425,000	448,426
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016	695,000	623,936

		$3,360,847
Single Family Housing Revenue - Local - 0.4%
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, “B-4”, GNMA, 4.25%, 2023	$765,000	$719,437

Single Family Housing - State - 0.9%
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 7.25%, 2010	$20,000	$20,078
Colorado Housing & Finance Authority Rev., Single Family Program, “A-3”, 6.3%, 2012	35,000	34,934
Colorado Housing & Finance Authority Rev., Single Family Program, “B-3”, 6.7%, 2016	20,000	19,922
Colorado Housing & Finance Authority Rev., Single Family Program, “C-2”, 8.4%, 2021	20,000	19,985
Massachusetts Housing Finance Agency, “A”, MBIA, 5.35%, 2010	230,000	233,234
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	450,000	427,428
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition, “F”, 3.7%, 2010	360,000	357,401
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015	30,000	30,296
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	230,000	211,027
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	269,261

		$1,623,566

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Solid Waste Revenue - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev., (Semass Systems), “B”, MBIA, 5.625%, 2012	$400,000	$415,816
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (a)	300,000	269,481
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010	400,000	417,588

		$1,102,885
State & Agency - Other - 1.0%
Kentucky Property & Buildings Commerce Rev. (Project Number 69), “A”, FSA, 5.5%, 2011	$500,000	$527,880
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011	1,270,000	1,342,365

		$1,870,245
State & Local Agencies - 6.9%
Alabama Public School & College, “C”, FSA, 4.5%, 2009	$1,000,000	$1,013,470
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)	235,000	243,838
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010	725,000	748,592
Golden State, CA, Tobacco Securitization Corp., 5.5%, 2013 (c)	1,000,000	1,068,590
Hamilton Heights School Building Corp., First Mortgage, “N”, FSA, 5%, 2014	1,875,000	1,987,163
Hampton, VA, Museum Rev., 5%, 2014	760,000	787,170
New Jersey Economic Development Authority Rev., FSA, 5%, 2029 (a)	1,000,000	1,032,540
New York Dormitory Authority Rev. (School Districts Financing Program), “A”, MBIA, 5.25%, 2009	1,000,000	1,026,080
New York Tobacco Settlement Financing Corp., “B-1”, 5.25%, 2013	1,000,000	1,000,960
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	696,499
Ohio Building Authority (Adult Correctional Building), “A”, FSA, 5%, 2009	1,290,000	1,307,002
Ohio Building Authority (State Facilities Administration Building), “A”, 5.375%, 2009 (c)	1,000,000	1,044,570
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011	160,000	165,619
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012	85,000	81,438
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	202,732

		$12,406,263
Student Loan Revenue - 0.8%
Massachusetts Educational Financing Authority, “E”, AMBAC, 4.5%, 2009	$85,000	$85,279

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, “H”, ASSD GTY, 6.125%, 2022	$1,500,000	$1,364,400

		$1,449,679
Tax - Other - 2.0%
Harris County-Houston, TX (Sport Capital Appreciation), “N”, MBIA, 0%, 2040 (a)	$600,000	$598,584
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	2,628,362
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2013	200,000	199,390
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 5%, 2014	250,000	245,465

		$3,671,801
Tax Assessment - 0.3%
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011	$570,000	$589,591

Tobacco - 2.9%
Buckeye, OH, Tobacco Settlement Financing Corp., 5.125%, 2024	$1,940,000	$1,503,287
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	1,295,000	1,042,048
South Carolina Tobacco Settlement Authority Rev., “B”, 6%, 2011 (c)	200,000	206,992
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)	1,460,000	1,666,108
Virginia Tobacco Settlement Financing Corp., ETM, 5.25%, 2019 (c)	685,000	705,899

		$5,124,334
Transportation - Special Tax - 1.8%
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011	$1,000,000	$1,052,840
Kansas Department of Transportation Highway Rev., ETM, 6.125%, 2010 (c)	1,000,000	1,064,510
New Jersey Transportation Trust Fund Authority, MBIA, 5%, 2011 (c)	1,000,000	1,065,080

		$3,182,430
Universities - Colleges - 3.7%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$1,000,000	$1,049,991
Harris County, TX, Cultural Educational Facilities Finance Corp., (Baylor College of Medicine), 4%, 2011	500,000	495,360
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (a)	500,000	477,250
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	150,000	141,734

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Western New England College), ETM, 4%, 2008 (c)	$150,000	$150,201
Massachusetts Health & Educational (Massachusetts Institute of Technology), “K”, 5.25%, 2012	375,000	399,570
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)	1,000,000	1,047,780
San Leanna Educational Facilities Corp. Higher Educational Rev. (St. Edwards University), 5%, 2019	1,250,000	1,039,025
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010	250,000	259,170
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame Du Lac), 3.875%, 2040 (a)	1,000,000	1,000,000
University of Texas, Permanent University Fund, “A”, 5%, 2009	580,000	592,719

		$6,652,800
Universities - Dormitories - 0.5%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$936,980

Universities - Secondary Schools - 0.2%
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012	$275,000	$281,724
New Hampshire Health & Education (Derryfield School), ETM, 6.5%, 2010 (c)	70,000	70,094

		$351,818
Utilities - Investor Owned - 5.1%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev., “B”, 3.375%, 2048 (a)	$1,500,000	$1,499,970
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, XLCA, 4.1%, 2028 (a)	500,000	475,040
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (a)	1,000,000	948,160
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), “A”, FGIC, 4%, 2032 (a)	695,000	677,291
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (a)	1,000,000	948,570
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	957,060
Jasper County, IN, Pollution Control Rev. (Northern Indiana Public Service), MBIA, 4.15%, 2010	500,000	493,855
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), “B”, 4.875%, 2027 (a)	420,000	436,460
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (a)	1,000,000	996,280

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Utilities - Investor Owned - continued
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), XLCA, 5.25%, 2017 (a)	$1,000,000	$979,760
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), MBIA, 4.45%, 2020	305,000	268,995
Titus County, TX, Fresh Water Supply District (Southwestern Electric Power Co.), 4.5%, 2011	500,000	486,460

		$9,167,901
Utilities - Municipal Owned - 6.1%
California Department of Water Resources, Power Supply Rev., “A”, 5.5%, 2010	$600,000	$625,788
Dalton, GA, Utilities Rev., FSA, 6%, 2012	500,000	541,365
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013	280,000	292,256
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (a)	1,500,000	1,534,410
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011	500,000	522,365
Long Island Power Authority, NY, Electric Systems Rev., “A”, 5%, 2009	1,100,000	1,115,631
Lower Colorado River Authority, TX, Rev., “A”, ETM, MBIA, 5%, 2011 (c)	30,000	31,750
Lower Colorado River Authority, TX, Rev., “N”,, MBIA, 5%, 2011	470,000	492,128
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011	115,000	114,529
Monroe County, GA, Development Authority Pollution Control Rev., AMBAC, 4.625%, 2036 (a)	1,000,000	1,019,540
Muscatine, IA, Electric Rev., “A”, AMBAC, 5.5%, 2010	1,000,000	1,029,410
North Carolina Eastern Municipal Power Agency, “A”, 5.5%, 2010	750,000	760,418
North Carolina Municipal Power Agency, Catawba Electric Rev., “A”, 5.5%, 2013	500,000	516,430
Puerto Rico Electric Power Authority, Power Rev., “CC”, FSA, 5%, 2010	700,000	705,572
Salt River, AZ, Agricultural Improvement (Salt River), “A”, 5%, 2011	500,000	522,090
Southern California Public Power Authority (San Juan), “A”, FSA, 5.375%, 2012	595,000	633,705
Tacoma, WA, Electric Systems Rev., “A”, FSA, 5.5%, 2011	500,000	527,705

		$10,985,092
Utilities - Other - 0.9%
Main Street Natural Gas Inc., GA, Gas Project Rev., “A”, 5.125%, 2016	$365,000	$307,684
SA Energy Acquisition Public Facilities Corp., TX, Gas Supply Rev., 5%, 2012	1,500,000	1,359,885

		$1,667,569
Water & Sewer Utility Revenue - 7.7%
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011	$925,000	$958,763
Atlanta, GA, Water & Waste Rev., “A”, FGIC, 5.5%, 2014	1,235,000	1,311,842
Fond Du Lac, WS, Water works Rev., “B”, 4.5%, 2010	1,500,000	1,530,225

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Harrison County, MS, Wastewater Treatment Facilities, “A”, ETM, FGIC, 5.5%, 2011 (c)	$400,000	$423,708
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014	1,485,000	1,587,614
Houston, TX, Utilities Systems Rev., “A”, FSA, 5%, 2012	1,500,000	1,572,330
King County, WA, Sewer Rev., FGIC, 5.25%, 2012	750,000	790,920
Michigan Municipal Bond Authority, Clean Water Rev., 5.25%, 2011	1,000,000	1,063,280
Mississippi Development Bank Special Obligation, (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,034,600
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013	540,000	565,936
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009	255,000	260,534
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013	690,000	725,107
Truckee Meadows, NV, Water Authority, “A”, FSA, 5.5%, 2011	1,000,000	1,049,210
Utah Water Finance Agency Rev., “A”, AMBAC, 5%, 2012	500,000	528,075
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010	300,000	307,560

		$13,709,704
Total Investments (Identified Cost, $172,561,583)		$169,198,385

Other Assets, Less Liabilities - 5.5%		9,839,780
Net Assets - 100.0%		$179,038,165

(a)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(j)	Crossover refunded bond.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
Q-SBLF	Qualified School Board Loan Fund

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Assn.
MBIA	MBIA Insurance Corp.
PSF	Permanent School Fund
XLCA	XL Capital Insurance Co.

15

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 10 yr (Short)	14	$1,583,094	Dec-08	$65,357

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $172,561,583)	$169,198,385
Cash	14,051,545
Receivable for daily variation margin on open futures contracts	7,000
Receivable for investments sold	86,505
Receivable for fund shares sold	1,189,235
Interest receivable	2,385,060
Total assets		$186,917,730
Liabilities
Distributions payable	$139,419
Payable for investments purchased	7,342,672
Payable for fund shares reacquired	331,219
Payable to affiliates
Management fee	2,436
Shareholder servicing costs	26,238
Distribution and service fees	8,698
Administrative services fee	213
Payable for independent trustees’ compensation	7,020
Accrued expenses and other liabilities	21,650
Total liabilities		$7,879,565
Net assets		$179,038,165
Net assets consist of
Paid-in capital	$186,359,727
Unrealized appreciation (depreciation) on investments	(3,297,841)
Accumulated net realized gain (loss) on investments	(4,088,199)
Undistributed net investment income	64,478
Net assets		$179,038,165
Shares of beneficial interest outstanding		24,078,476

17

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$145,208,329
Shares outstanding	19,529,047
Net asset value per share		$7.44
Offering price per share (100/97.50 × net asset value per share)		$7.63
Class B shares
Net assets	$9,104,214
Shares outstanding	1,225,882
Net asset value and offering price per share		$7.43
Class C shares
Net assets	$24,725,622
Shares outstanding	3,323,547
Net asset value and offering price per share		$7.44

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

Shares outstanding are rounded for presentation purposes.

See Notes to Financial Statements

18

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$3,335,118
Expenses
Management fee	$329,376
Distribution and service fees	256,625
Shareholder servicing costs	69,558
Administrative services fee	16,753
Independent trustees’ compensation	3,216
Custodian fee	20,357
Shareholder communications	15,426
Auditing fees	21,928
Legal fees	1,263
Miscellaneous	19,624
Total expenses		$754,126
Fees paid indirectly	(15,244)
Reduction of expenses by investment adviser	(123,970)
Net expenses		$614,912
Net investment income		$2,720,206
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(374,869)
Futures contracts	(29,124)
Net realized gain (loss) on investments		$(403,993)
Change in unrealized appreciation (depreciation)
Investments	$(4,982,911)
Futures contracts	120,793
Net unrealized gain (loss) on investments		$(4,862,118)
Net realized and unrealized gain (loss) on investments		$(5,266,111)
Change in net assets from operations		$(2,545,905)

See Notes to Financial Statements

19

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 10/31/08	Year ended 4/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$2,720,206	$5,129,520
Net realized gain (loss) on investments	(403,993)	(602,956)
Net unrealized gain (loss) on investments	(4,862,118)	3,224
Change in net assets from operations	$(2,545,905)	$4,529,788
Distributions declared to shareholders
From net investment income
Class A	$(2,331,886)	$(4,251,070)
Class B	(136,566)	(354,968)
Class C	(300,294)	(615,740)
Total distributions declared to shareholders	$(2,768,746)	$(5,221,778)
Change in net assets from fund share transactions	$27,779,301	$677,679
Total change in net assets	$22,464,650	$(14,311)
Net assets
At beginning of period	156,573,515	156,587,826
At end of period (including undistributed net investment income of $64,478 and $113,018, respectively)	$179,038,165	$156,573,515

See Notes to Financial Statements

20

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class A			2008	2007		2006	2005	2004

Net asset value, beginning of period	$7.67		$7.70	$7.66		$7.79	$7.83	$7.94
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.27	$0.27	(z)	$0.24	$0.23	$0.22
Net realized and unrealized gain (loss) on investments	(0.23)		(0.02)	0.02	(z)	(0.13)	(0.04)	(0.11)
Total from investment operations	$(0.10)		$0.25	$0.29		$0.11	$0.19	$0.11
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.25)		$(0.24)	$(0.23)	$(0.22)
Net asset value, end of period	$7.44		$7.67	$7.70		$7.66	$7.79	$7.83
Total return (%) (r)(s)(t)	(1.26	)(n)	3.25	3.83		1.40	2.45	1.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.78	0.85		0.86	0.82	0.82
Expenses after expense reductions (f)	0.60	(a)	0.63	0.70		0.71	0.67	0.71
Net investment income	3.46	(a)	3.53	3.55	(z)	3.11	3.00	2.73
Portfolio turnover	5		30	9		13	17	18
Net assets at end of period (000 Omitted)	$145,208		$124,161	$116,562		$149,936	$177,889	$171,824

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class B			2008	2007		2006	2005	2004

Net asset value, beginning of period	$7.66		$7.69	$7.65		$7.78	$7.82	$7.93
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.21	(z)	$0.18	$0.18	$0.15
Net realized and unrealized gain (loss) on investments	(0.22)		(0.02)	0.02	(z)	(0.13)	(0.05)	(0.10)
Total from investment operations	$(0.12)		$0.19	$0.23		$0.05	$0.13	$0.05
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.22)	$(0.19)		$(0.18)	$(0.17)	$(0.16)
Net asset value, end of period	$7.43		$7.66	$7.69		$7.65	$7.78	$7.82
Total return (%) (r)(s)(t)	(1.64	)(n)	2.46	3.06		0.66	1.65	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	1.61		1.61	1.58	1.61
Expenses after expense reductions (f)	1.36	(a)	1.38	1.46		1.46	1.43	1.50
Net investment income	2.72	(a)	2.79	2.79	(z)	2.36	2.25	1.94
Portfolio turnover	5		30	9		13	17	18
Net assets at end of period (000 Omitted)	$9,104		$10,454	$15,393		$23,575	$32,702	$41,733

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class C			2008	2007		2006	2005	2004

Net asset value, beginning of period	$7.67		$7.71	$7.67		$7.80	$7.83	$7.94
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.21	(z)	$0.18	$0.17	$0.15
Net realized and unrealized gain (loss) on investments	(0.23)		(0.04)	0.01	(z)	(0.14)	(0.04)	(0.11)
Total from investment operations	$(0.13)		$0.17	$0.22		$0.04	$0.13	$0.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.18)		$(0.17)	$(0.16)	$(0.15)
Net asset value, end of period	$7.44		$7.67	$7.71		$7.67	$7.80	$7.83
Total return (%) (r)(s)(t)	(1.68	)(n)	2.24	2.96		0.54	1.71	0.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.63	1.70		1.71	1.67	1.67
Expenses after expense reductions (f)	1.45	(a)	1.48	1.55		1.56	1.52	1.56
Net investment income	2.61	(a)	2.68	2.70	(z)	2.26	2.21	1.87
Portfolio turnover	5		30	9		13	17	18
Net assets at end of period (000 Omitted)	$24,726		$21,959	$24,634		$35,569	$43,977	$55,263

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(z)	The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a

24

Notes to Financial Statements (unaudited) – continued

broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit

25

Notes to Financial Statements (unaudited) – continued

risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$169,198,385	$—	$169,198,385
Other Financial Instruments	$65,357	$—	$—	$65,357

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standards to the fund, and has not at this time determined the impact resulting from the adoption of these Standards on the fund’s financial statements.

26

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this

27

Notes to Financial Statements (unaudited) – continued

Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/08
Tax-exempt income	$5,221,778

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08
Cost of investments	$172,403,392
Gross appreciation	1,187,294
Gross depreciation	(4,392,301)
Net unrealized appreciation (depreciation)	$(3,205,007)

As of 4/30/08
Undistributed tax-exempt income	$579,406
Capital loss carryforwards	(3,548,123)
Post-October capital loss deferral	(343,070)
Other temporary differences	(466,388)
Net unrealized appreciation (depreciation)	$1,771,264

28

Notes to Financial Statements (unaudited) – continued

As of April 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/09	$(516,819)
4/30/11	(159,222)
4/30/12	(277,860)
4/30/13	(789,744)
4/30/14	(625,131)
4/30/15	(746,953)
4/30/16	(432,394)
$(3,548,123)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended October 31, 2008, this waiver amounted to $123,517 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.25% of the fund’s average daily net assets.

Effective March 1, 2009, the investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2010.

29

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $9,347 for the six months ended October 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.15%	$99,260
Class B	0.75%	0.25%	1.00%	0.91%	44,852
Class C	0.75%	0.25%	1.00%	1.00%	112,513
Total Distribution and Service Fees					$256,625

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2009, the 0.10% annual Class A distribution fee will be eliminated.

30

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

Amount
Class A	$—
Class B	6,408
Class C	816

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2008, the fee was $26,385, which equated to 0.0320% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $43,173.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.0203% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit

31

Notes to Financial Statements (unaudited) – continued

plan for certain retired independent trustees which resulted in a pension expense of $186. This amount is included in independent trustees’ compensation for the six months ended October 31, 2008. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $6,986 at October 31, 2008, and is included in payable for independent trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $585 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $453, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option ,transactions, and short-term obligations, aggregated, $32,667,114 and $8,055,012, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	6,364,078	$48,147,064	5,912,184	$45,518,383
Class B	91,097	683,327	55,406	424,717
Class C	746,877	5,632,477	415,723	3,199,941
	7,202,052	$54,462,868	6,383,313	$49,143,041

32

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	229,791	$1,743,013	412,583	$3,170,611
Class B	10,365	78,573	27,052	207,594
Class C	19,525	148,110	39,724	305,375
	259,681	$1,969,696	479,359	$3,683,580
Shares reacquired
Class A	(3,255,217)	$(24,535,470)	(5,264,610)	$(40,561,965)
Class B	(240,505)	(1,813,293)	(718,503)	(5,514,897)
Class C	(304,650)	(2,304,500)	(789,228)	(6,072,080)
	(3,800,372)	$(28,653,263)	(6,772,341)	$(52,148,942)
Net change
Class A	3,338,652	$25,354,607	1,060,157	$8,127,029
Class B	(139,043)	(1,051,393)	(636,045)	(4,882,586)
Class C	461,752	3,476,087	(333,781)	(2,566,764)
	3,661,361	$27,779,301	90,331	$677,679

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, the fund’s commitment fee and interest expense were $348 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

33

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

34

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

35

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for the Fund through February 28, 2009 as part of MFS’ settlement with the New York Attorney General concerning market timing and related matters (the “NYAG Settlement”). The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the

36

Board Review of Investment Advisory Agreement – continued

investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee reduction required by the NYAG Settlement with respect to the Fund will expire on February 28, 2009. At the time MFS entered into the NYAG Settlement, MFS also agreed with the Board that it would not eliminate such advisory fee reduction without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS

37

Board Review of Investment Advisory Agreement – continued

and the Board agreed that, effective March 1, 2009, MFS will no longer be required to observe an advisory fee reduction for this Fund, and that, effective March 1, 2009, MFS will observe an expense limitation for the Fund, which may not be modified by MFS without the consent of the Board.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

38

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

39

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time
Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Research Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

10/31/08

RBF-SEM

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	41.5%
Mortgage-Backed Securities	22.3%
Commercial Mortgage-Backed Securities	6.1%
Municipal Bonds	5.0%
U.S. Treasury Securities	3.3%
High Yield Corporates	2.6%
Asset-Backed Securities	2.4%
U.S. Government Agencies	1.8%
Emerging Markets Bonds	1.2%
Collateralized Debt Obligations	1.0%
Floating Rate Loans	0.3%
Residential Mortgage-Backed Securities (o)	0.0%

Credit quality of bonds (r)
AAA	44.5%
AA	5.7%
A	13.4%
BBB	32.0%
BB	2.9%
B	1.5%
CCC (o)	0.0%
CC (o)	0.0%

Portfolio facts
Average Duration (d)(i)	4.7
Average Life (i)(m)	7.3 yrs.
Average Maturity (i)(m)	14.3 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/08.

Percentages are based on net assets as of 10/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2008 through October 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

The actual expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
A	Actual	0.62%	$1,000.00	$908.61	$2.98
	Hypothetical (h)	0.62%	$1,000.00	$1,022.08	$3.16
B	Actual	1.46%	$1,000.00	$905.01	$7.01
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
C	Actual	1.47%	$1,000.00	$904.91	$7.06
	Hypothetical (h)	1.47%	$1,000.00	$1,017.80	$7.48
I	Actual	0.47%	$1,000.00	$909.30	$2.26
	Hypothetical (h)	0.47%	$1,000.00	$1,022.84	$2.40
W	Actual	0.57%	$1,000.00	$909.88	$2.74
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R1	Actual	1.47%	$1,000.00	$904.91	$7.06
	Hypothetical (h)	1.47%	$1,000.00	$1,017.80	$7.48
R2	Actual	0.97%	$1,000.00	$906.86	$4.66
	Hypothetical (h)	0.97%	$1,000.00	$1,020.32	$4.94
R3	Actual	0.72%	$1,000.00	$909.06	$3.46
	Hypothetical (h)	0.72%	$1,000.00	$1,021.58	$3.67
R4	Actual	0.47%	$1,000.00	$909.30	$2.26
	Hypothetical (h)	0.47%	$1,000.00	$1,022.84	$2.40
529A	Actual	0.82%	$1,000.00	$908.36	$3.94
	Hypothetical (h)	0.82%	$1,000.00	$1,021.07	$4.18
529B	Actual	1.57%	$1,000.00	$904.45	$7.54
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98
529C	Actual	1.57%	$1,000.00	$904.33	$7.54
	Hypothetical (h)	1.57%	$1,000.00	$1,017.29	$7.98

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 0.72% for Class 529A shares; the actual expenses paid during the period would have been approximately $3.46; and the hypothetical expenses paid during the period would have been approximately $3.67. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.3%
Issuer	Shares/Par	Value ($)

Airlines - 0.0%
American Airlines Corp., 3.857%, 2010	$224,635	$181,954

Asset Backed & Securitized - 9.4%
Anthracite CDO III Ltd., 6.077%, 2039 (z)	$5,000,000	$2,709,140
ARCap REIT, Inc., CDO, 6.1%, 2045 (z)	4,149,000	1,244,700
ARCap REIT, Inc., CDO, “G”, 6.1%, 2045 (n)	2,354,000	588,500
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	1,200,897	240,179
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	8,610,000	6,569,755
Bayview Commercial Asset Trust, FRN, 3.569%, 2035 (n)	928,779	742,252
Bayview Commercial Asset Trust, FRN, 1.6%, 2035 (i)(z)	31,688,703	1,952,024
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	23,936,533	1,563,056
Bayview Commercial Asset Trust, FRN, 3.529%, 2036 (z)	756,426	614,596
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	23,686,419	1,688,842
Bayview Commercial Asset Trust, FRN, 2.391%, 2036 (i)(z)	39,761,515	3,339,967
Bayview Commercial Asset Trust, FRN, 1.14%, 2036 (i)(z)	19,255,466	1,908,217
Bayview Commercial Asset Trust, FRN, 1.211%, 2037 (i)(z)	42,354,811	3,790,756
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2036 (i)(z)	14,856,905	713,131
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	2,697,508	2,641,872
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,452,480
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	3,951,000	3,555,142
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040 (z)	4,984,717	3,578,019
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041	1,500,000	1,350,496
Brascan Real Estate, CDO, FRN, 6.103%, 2040 (z)	418,000	66,880
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)	4,660,000	2,935,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	8,682,723	6,401,453
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	5,890,000	5,144,113
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	400,000	274,062
Commercial Mortgage Asset Trust, FRN, 1.11%, 2032 (i)(n)	3,933,996	100,386
Commercial Mortgage Pass-Through Certificates, FRN, 4.75%, 2017 (n)	1,500,000	1,402,449
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035	93,610	91,446
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036	1,107,000	997,431

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046	$3,720,000	$2,777,365
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	5,200,338	3,172,481
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	3,694,090	3,486,574
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037	2,300,000	1,236,245
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037	1,920,000	890,598
Crest G-Star, CDO, 6.95%, 2032 (z)	6,526,000	6,077,763
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	1,635,000	1,595,927
DLJ Commercial Mortgage Corp., 7.95%, 2033	1,000,000	980,328
E*TRADE RV & Marine Trust, 3.62%, 2018	1,285,191	1,239,791
Falcon Franchise Loan LLC, FRN, 2.97%, 2023 (i)(n)	461,443	25,656
Falcon Franchise Loan LLC, FRN, 3.737%, 2025 (i)(z)	7,917,583	357,875
First Union National Bank Commercial Mortgage Trust, FRN, 1.14%, 2043 (i)(n)	27,789,268	462,600
First Union-Lehman Brothers Bank of America, FRN, 0.39%, 2035 (i)	8,945,424	129,914
GE Capital Commercial Mortgage Corp., 6.269%, 2035	2,042,000	1,932,951
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	3,720,000	2,085,060
Gramercy Real Estate Ltd., CDO, FRN, 3.855%, 2035 (z)	1,260,000	718,200
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	5,335,000	4,727,155
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	3,357,664	2,705,560
Greenwich Capital Commercial Funding Corp., FRN, 6.11%, 2038	8,610,000	6,867,134
IMPAC CMB Trust, FRN, 3.999%, 2034	320,576	234,303
IMPAC CMB Trust, FRN, 4.179%, 2034	160,288	113,496
IMPAC Secured Assets Corp., FRN, 3.609%, 2036	1,196,331	1,021,563
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	8,620,000	6,503,188
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	1,944,121
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	4,180,000	2,336,677
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042	6,793,056	5,356,717
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	6,330,000	4,118,932
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	6,001,863	4,855,263
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.94%, 2049	6,830,000	5,125,664
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.01%, 2049	10,140,000	7,897,708

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036	$2,100,000	$1,638,897
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.254%, 2021 (n)	7,023,814	1,692,739
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.556%, 2035 (i)	8,784,728	153,782
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037	3,375,234	2,429,327
Merrill Lynch Mortgage Trust, FRN, 6.02%, 2017	8,080,000	3,753,536
Merrill Lynch Mortgage Trust, FRN, 5.84%, 2039	2,367,000	2,103,361
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	8,610,000	6,416,006
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	6,810,000	5,118,644
Morgan Stanley Capital I, Inc., FRN, 1.22%, 2031 (i)(n)	12,331,463	60,524
Mortgage Capital Funding, Inc., FRN, 0.386%, 2031 (i)	556,332	29
Multi-Family Capital Access One, Inc., 6.65%, 2024	704,341	703,157
Nationslink Funding Corp., FRN, 1.004%, 2023 (i)	1,201,279	38,094
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	5,000,000	4,929,571
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034	156,999	156,427
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	902,271
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036	2,588,328	1,969,439
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	2,286,991	2,244,992
Preferred Term Securities XIX Ltd., CDO, FRN, 3.169%, 2035 (z)	7,898,239	4,738,944
Prudential Securities Secured Financing Corp., FRN, 6.854%, 2013 (z)	1,838,000	1,780,976
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	4,827,000	3,828,001
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	4,105,635
RMAC PLC, FRN, 3.019%, 2036 (n)	19,626	18,755
Salomon Brothers Mortgage Securities, Inc., FRN, 7.28%, 2032 (z)	3,262,500	3,107,393
Structured Asset Securities Corp., FRN, 4.67%, 2035	3,374,733	2,860,438
Structured Asset Securities Corp., FRN, 3.499%, 2035	1,341,686	1,265,665
Superannuation Members Home Loans Global Trust, FRN, 4.54%, 2029	496,590	490,433
Thornburg Mortgage Securities Trust, FRN, 3.939%, 2043	56,737	53,819
Timberstar Trust, 5.668%, 2036 (z)	1,100,000	941,314
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	1,900,000	1,686,505
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	4,700,000	3,772,534

		$201,595,161
Automotive - 0.5%
Ford Motor Credit Co., 5.8%, 2009	$1,906,000	$1,767,201
Ford Motor Credit Co., 7.375%, 2009	2,860,000	2,374,097

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - continued
Johnson Controls, Inc., 5.5%, 2016	$5,262,000	$4,261,952
Nissan Motor Acceptance Corp., 5.625%, 2011 (n)	1,925,000	1,968,950

		$10,372,200
Broadcasting - 0.9%
Allbritton Communications Co., 7.75%, 2012	$4,706,000	$3,200,080
British Sky Broadcasting, 6.1%, 2018 (z)	6,820,000	5,750,644
CBS Corp., 6.625%, 2011	8,263,000	7,354,979
Grupo Televisa S.A., 6%, 2018	3,826,000	2,770,877
News America, Inc., 4.75%, 2010	1,000,000	984,395
News America, Inc., 8.5%, 2025	120,000	102,542

		$20,163,517
Brokerage & Asset Managers - 2.1%
Goldman Sachs Group, Inc., 5.7%, 2012	$1,650,000	$1,481,634
Goldman Sachs Group, Inc., 5.625%, 2017	5,146,000	3,770,881
INVESCO PLC, 4.5%, 2009	8,926,000	8,619,990
INVESCO PLC, 5.625%, 2012	5,090,000	4,939,906
Lehman Brothers E-Capital Trust I, FRN, 0%, 2065 (d)	1,098,000	110
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	6,860,000	8,575
Merrill Lynch & Co., Inc., 6.15%, 2013	9,520,000	8,784,114
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	5,461,986
Morgan Stanley, 5.75%, 2016	7,752,000	6,046,374
Morgan Stanley, 6.625%, 2018	6,230,000	5,183,210

		$44,296,780
Building - 0.5%
CRH America, Inc., 6.95%, 2012	$1,250,000	$1,151,584
CRH PLC, 8.125%, 2018	8,600,000	7,066,620
Hanson PLC, 7.875%, 2010	2,000,000	1,500,508

		$9,718,712
Business Services - 0.4%
Xerox Corp., 5.5%, 2012	$1,700,000	$1,321,232
Xerox Corp., 5.65%, 2013	7,850,000	6,195,683

		$7,516,915
Cable TV - 1.3%
Comcast Cable Communications LLC, 6.75%, 2011	$4,000	$3,929
Comcast Corp., 5.45%, 2010	300,000	288,063
Comcast Corp., 6.4%, 2038	10,787,000	8,250,340
Cox Communications, Inc., 4.625%, 2010	1,900,000	1,821,266
Cox Communications, Inc., 4.625%, 2013	600,000	507,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Cable TV - continued
Cox Communications, Inc., 6.25%, 2018 (n)	$2,649,000	$2,161,372
TCI Communications, Inc., 9.8%, 2012	1,679,000	1,698,668
Time Warner Cable, Inc., 5.4%, 2012	9,337,000	8,369,500
Time Warner Entertainment Co. LP, 8.375%, 2033	5,077,000	4,488,906

		$27,589,958
Chemicals - 0.4%
PPG Industries, Inc., 5.75%, 2013	$6,971,000	$6,506,376
Yara International A.S.A., 5.25%, 2014 (n)	2,700,000	2,262,719

		$8,769,095
Conglomerates - 0.3%
American Standard Cos., Inc., 7.625%, 2010	$5,745,000	$5,794,223
Kennametal, Inc., 7.2%, 2012	525,000	545,941

		$6,340,164
Consumer Goods & Services - 1.4%
Clorox Co., 5%, 2013	$7,440,000	$6,822,316
Fortune Brands, Inc., 5.125%, 2011	8,400,000	7,768,051
Kimberly-Clark Corp., 7.5%, 2018	1,910,000	1,939,477
Western Union Co., 5.4%, 2011	14,620,000	14,218,169

		$30,748,013
Defense Electronics - 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$5,961,000	$5,935,093
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	7,260,000	7,484,131

		$13,419,224
Electronics - 0.3%
Tyco Electronics Group S.A., 6.55%, 2017	$5,300,000	$4,411,969
Tyco Electronics Group S.A., 7.125%, 2037	2,700,000	1,958,648

		$6,370,617
Emerging Market Sovereign - 0.4%
Gabonese Republic, 8.2%, 2017 (n)	$5,340,000	$3,471,000
United Mexican States, 5.625%, 2017	4,866,000	4,330,740

		$7,801,740
Energy - Independent - 1.2%
Apache Corp., 7.375%, 2047	$37,000	$31,996
EnCana Corp., 4.6%, 2009	1,290,000	1,272,699
Nexen, Inc., 6.4%, 2037	11,323,000	7,723,192
Ocean Energy, Inc., 7.25%, 2011	5,066,000	5,080,190

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
XTO Energy, Inc., 6.25%, 2013	$3,570,000	$3,297,345
XTO Energy, Inc., 5.75%, 2013	4,320,000	3,814,340
XTO Energy, Inc., 5.65%, 2016	5,580,000	4,398,195

		$25,617,957
Energy - Integrated - 0.3%
Petro-Canada, 6.05%, 2018	$7,246,000	$5,631,359

Entertainment - 0.1%
Time Warner, Inc., 5.5%, 2011	$3,000,000	$2,653,278
Time Warner, Inc., 6.875%, 2012	100,000	89,852
Turner Broadcasting System, Inc., 8.375%, 2013	399,000	369,292

		$3,112,422
Financial Institutions - 1.6%
American Express Centurion Bank, 5.55%, 2012	$8,660,000	$7,221,799
Capital One Financial Corp., 5.7%, 2011	1,790,000	1,575,313
Capital One Financial Corp., 6.15%, 2016	6,640,000	4,027,552
General Electric Capital Corp., 5.375%, 2016	6,105,000	5,029,690
Household Finance Corp., 7%, 2012	170,000	159,018
HSBC Finance Corp., 6.75%, 2011	20,000	18,872
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	14,000,000	4,708,326
International Lease Finance Corp., 5%, 2010	868,000	643,950
ORIX Corp., 5.48%, 2011	12,180,000	10,746,414

		$34,130,934
Food & Beverages - 2.5%
Brown-Forman Corp., 5.2%, 2012	$2,240,000	$2,153,915
Diageo Capital PLC, 5.5%, 2016	10,060,000	8,649,035
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	8,005,000	7,008,594
General Mills, Inc., 5.65%, 2012	6,220,000	5,743,200
Kraft Foods, Inc., 6.125%, 2018	11,610,000	9,877,184
Miller Brewing Co., 5.5%, 2013 (n)	11,231,000	10,748,179
PepsiCo, Inc., 7.9%, 2018	4,539,000	4,788,699
Tyson Foods, Inc., 7.35%, 2016	6,330,000	4,688,739

		$53,657,545
Food & Drug Stores - 0.4%
CVS Caremark Corp., 5.75%, 2011	$840,000	$792,476
CVS Caremark Corp., 6.125%, 2016	5,920,000	4,953,536
CVS Caremark Corp., 5.75%, 2017	2,649,000	2,137,881

		$7,883,893

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Forest & Paper Products - 0.7%
International Paper Co., 7.95%, 2018	$10,250,000	$8,301,516
MeadWestvaco Corp., 6.85%, 2012	1,845,000	1,644,129
Stora Enso Oyj, 6.404%, 2016 (n)	2,500,000	1,927,725
Stora Enso Oyj, 7.25%, 2036 (n)	6,029,000	3,988,600

		$15,861,970
Gaming & Lodging - 1.0%
Marriott International, Inc., 5.625%, 2013	$13,616,000	$10,186,552
MGM Mirage, 8.5%, 2010	3,000	2,078
MGM Mirage, 8.375%, 2011	3,385,000	1,963,300
MGM Mirage, 7.5%, 2016	4,260,000	2,513,400
Wyndham Worldwide Corp., 6%, 2016	9,595,000	6,296,536

		$20,961,866
Industrial - 0.4%
Steelcase, Inc., 6.5%, 2011	$8,652,000	$9,048,218

Insurance - 1.1%
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038	$3,635,000	$1,814,265
ING Groep N.V., 5.775% to 2015, FRN to 2049	6,310,000	3,470,500
MetLife, Inc., 5.375%, 2012	300,000	271,212
Metropolitan Life Global Funding, 5.125%, 2013 (n)	6,580,000	5,881,948
Prudential Financial, Inc., 5.1%, 2014	6,237,000	4,718,453
Prudential Financial, Inc., 6%, 2017	2,340,000	1,777,864
UnumProvident Corp., 6.85%, 2015 (n)	7,368,000	6,059,510

		$23,993,752
Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$5,980,000	$4,777,721
UnitedHealth Group, Inc., 6.875%, 2038	3,770,000	2,690,694

		$7,468,415
Insurance - Property & Casualty - 1.3%
AXIS Capital Holdings Ltd., 5.75%, 2014	$14,545,000	$12,379,308
Chubb Corp., 5.75%, 2018	1,784,000	1,480,588
Fund American Cos., Inc., 5.875%, 2013	8,759,000	6,581,591
ZFS Finance USA Trust IV, 5.875% to 2012, FRN to 2032 (n)	1,480,000	1,021,703
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	10,570,000	5,707,800

		$27,170,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 4.1%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$4,260,000	$2,002,924
Bank of America Corp., 5.65%, 2018	9,790,000	8,414,808
Bear Stearns Cos., Inc., 5.85%, 2010	5,189,000	5,163,719
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	6,500,000	4,150,809
Credit Suisse (USA), Inc., 5.125%, 2015	6,570,000	5,102,262
Credit Suisse New York, 6%, 2018	9,070,000	6,962,096
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	4,150,000	4,076,811
JPMorgan Chase Bank, 6%, 2017	5,000,000	4,376,960
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	3,843,959
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	10,546,000	7,382,200
Natixis S.A., 10% to 2018, FRN to 2049 (n)	6,870,000	4,279,468
PNC Funding Corp., 5.625%, 2017	6,370,000	5,393,676
Popular North America, Inc., 4.7%, 2009	1,200,000	1,153,026
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	3,200,000	1,715,136
Royal Bank of Scotland Group PLC, 9.118%, 2049	3,170,000	2,935,645
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049 (z)	4,320,000	4,022,962
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	2,483,000	1,688,438
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	15,040,000	11,591,584
Wachovia Corp., 7.8%, 2010	250,000	244,492
Wachovia Corp., 6.605%, 2025	2,393,000	1,866,985
Wells Fargo Bank NA, 6.45%, 2011	200,000	199,768

		$86,567,728
Medical & Health Technology & Services - 1.2%
Cardinal Health, Inc., FRN, 4.322%, 2009	$1,600,000	$1,577,691
Fisher Scientific International, Inc., 6.125%, 2015	11,840,000	10,537,600
Hospira, Inc., 5.55%, 2012	5,690,000	5,168,028
Hospira, Inc., 6.05%, 2017	3,900,000	3,276,023
McKesson Corp., 5.7%, 2017	6,220,000	5,104,455

		$25,663,797
Metals & Mining - 1.2%
International Steel Group, Inc., 6.5%, 2014	$10,352,000	$9,132,017
Peabody Energy Corp., 5.875%, 2016	7,140,000	5,497,800
Rio Tinto Finance USA Ltd., 5.875%, 2013	13,180,000	11,246,626

		$25,876,443
Mortgage Backed - 22.2%
Fannie Mae, 6.022%, 2010	$3,500,000	$3,645,671
Fannie Mae, 4.506%, 2011	2,185,474	2,160,387
Fannie Mae, 4.55%, 2011	2,299,872	2,307,697
Fannie Mae, 4.79%, 2012	2,966,537	2,985,644

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.86%, 2012 - 2014	$3,652,126	$3,566,041
Fannie Mae, 5.12%, 2012	1,907,387	1,911,205
Fannie Mae, 4.518%, 2013	1,081,124	1,049,704
Fannie Mae, 4.543%, 2013	2,366,853	2,297,719
Fannie Mae, 4.845%, 2013	2,648,019	2,595,400
Fannie Mae, 5.369%, 2013	1,141,685	1,158,543
Fannie Mae, 4.62%, 2014 - 2015	4,463,138	4,257,406
Fannie Mae, 4.666%, 2014	1,494,180	1,435,959
Fannie Mae, 4.77%, 2014	1,819,840	1,752,977
Fannie Mae, 4.839%, 2014	4,184,677	4,054,490
Fannie Mae, 5.05%, 2014	1,246,307	1,211,611
Fannie Mae, 5.412%, 2014	2,616,572	2,600,864
Fannie Mae, 4.53%, 2015	1,198,973	1,124,158
Fannie Mae, 4.6%, 2015	1,938,612	1,824,732
Fannie Mae, 4.665%, 2015	1,219,989	1,159,100
Fannie Mae, 4.78%, 2015	2,670,002	2,538,027
Fannie Mae, 4.815%, 2015	1,848,000	1,763,413
Fannie Mae, 4.82%, 2015	1,530,376	1,455,850
Fannie Mae, 4.85%, 2015	1,488,141	1,428,591
Fannie Mae, 4.87%, 2015	1,254,082	1,201,605
Fannie Mae, 4.89%, 2015	389,029	371,001
Fannie Mae, 4.925%, 2015	4,793,019	4,617,460
Fannie Mae, 4.94%, 2015	2,591,000	2,528,859
Fannie Mae, 5%, 2016 - 2027	18,769,581	18,739,807
Fannie Mae, 5.09%, 2016	2,891,387	2,775,888
Fannie Mae, 5.395%, 2016	2,497,210	2,420,885
Fannie Mae, 5.423%, 2016	3,056,722	2,998,710
Fannie Mae, 5.5%, 2016 - 2038	143,893,238	141,435,074
Fannie Mae, 5.93%, 2016	1,327,048	1,330,461
Fannie Mae, 4.996%, 2017	4,834,984	4,655,133
Fannie Mae, 5.28%, 2017	2,707,000	2,600,549
Fannie Mae, 5.32%, 2017	799,367	768,348
Fannie Mae, 5.54%, 2017	1,520,000	1,482,118
Fannie Mae, 4.88%, 2020	933,459	868,422
Fannie Mae, 5.19%, 2020	3,204,896	2,949,121
Fannie Mae, 5.35%, 2023	2,223,550	2,176,761
Fannie Mae, 6%, 2029 - 2037	29,318,605	29,375,578
Fannie Mae, 6.5%, 2031 - 2033	1,016,919	1,039,272
Freddie Mac, 5.5%, 2017 - 2037	59,560,672	58,521,950
Freddie Mac, 5%, 2018 - 2028	42,982,295	43,141,605
Freddie Mac, 4%, 2023 - 2024	2,671,726	2,672,992
Freddie Mac, 6%, 2033 - 2038	31,104,884	31,087,471

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Ginnie Mae, 6%, 2034 - 2038	$25,825,275	$25,840,028
Ginnie Mae, 5.5%, 2038	40,071,034	39,306,476

		$475,190,763
Municipals - 4.9%
Harris County, TX, “C”, FSA, 5.25%, 2028	$7,240,000	$7,257,086
Harris County, TX, “C”, FSA, 5.25%, 2031	7,325,000	7,219,081
Harris County, TX, “C”, FSA, 5.25%, 2032	7,350,000	7,202,706
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	20,950,000	21,226,331
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	6,470,000	6,593,059
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	10,785,000	10,784,461
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	10,690,000	10,379,242
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	5,970,000	6,062,714
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	14,895,000	15,099,508
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	14,920,000	13,832,034

		$105,656,222
Natural Gas - Pipeline - 2.4%
CenterPoint Energy, Inc., 7.75%, 2011	$2,100,000	$1,974,399
CenterPoint Energy, Inc., 7.875%, 2013	11,526,000	10,855,648
CenterPoint Energy, Inc., 5.95%, 2017	3,280,000	2,457,415
Duke Capital LLC, 6.25%, 2013	1,000,000	940,407
Enterprise Products Operating LP, 5.65%, 2013	3,783,000	3,346,279
Enterprise Products Partners LP, 4.95%, 2010	1,700,000	1,617,343
Enterprise Products Partners LP, 6.3%, 2017	7,550,000	6,170,154
Kinder Morgan Energy Partners LP, 6.75%, 2011	110,000	106,060
Kinder Morgan Energy Partners LP, 6%, 2017	7,502,000	5,994,015
Kinder Morgan Energy Partners LP, 7.75%, 2032	1,797,000	1,396,916
Kinder Morgan Energy Partners LP, 5.8%, 2035	3,385,000	2,144,431
Spectra Energy Capital LLC, 8%, 2019	8,245,000	7,435,794
Williams Cos., Inc., 8.75%, 2032	8,305,000	6,768,575

		$51,207,436
Network & Telecom - 3.4%
British Telecommunications PLC, 5.15%, 2013	$9,510,000	$8,733,889
CenturyTel, Inc., 8.375%, 2010	12,223,000	11,245,160
Deutsche Telekom International Finance B.V., 5.25%, 2013	821,000	727,228
Deutsche Telekom International Finance B.V., 5.75%, 2016	5,932,000	4,856,540

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
France Telecom S.A., 7.75%, 2011	$300,000	$296,724
Telecom Italia Capital, 4%, 2010	1,000,000	901,129
Telecom Italia Capital, 4.875%, 2010	1,023,000	881,224
Telecom Italia Capital, 6.2%, 2011	9,689,000	8,220,952
Telefonica Emisiones S.A.U., 7.045%, 2036	9,230,000	7,317,267
TELUS Corp., 8%, 2011	14,497,000	14,247,188
Verizon New York, Inc., 6.875%, 2012	16,238,000	15,347,784

		$72,775,085
Oil Services - 1.0%
Baker Hughes, Inc., 7.5%, 2018	$6,030,000	$5,933,858
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	6,575,000	4,602,500
Weatherford International Ltd., 5.15%, 2013	7,120,000	6,178,266
Weatherford International Ltd., 6.35%, 2017	5,420,000	4,477,592

		$21,192,216
Oils - 0.3%
Premcor Refining Group, Inc., 7.5%, 2015	$6,690,000	$6,141,621

Other Banks & Diversified Financials - 1.0%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.719%, 2011 (n)	$4,780,100	$2,998,079
Citigroup, Inc., 8.4% to 2018, FRN to 2049	7,711,000	5,359,916
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	1,978,000	1,116,007
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	6,801,000	4,297,627
Swedbank AB, 9% to 2010, FRN to 2049 (n)	3,120,000	2,742,542
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,450,000	3,862,325
UFJ Finance Aruba AEC, 6.75%, 2013	980,000	1,035,485

		$21,411,981
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$3,090,000	$2,866,593

Railroad & Shipping - 0.7%
Canadian Pacific Railway Co., 6.5%, 2018	$9,470,000	$7,722,918
CSX Corp., 6%, 2036	5,920,000	3,714,338
TFM S.A. de C.V., 9.375%, 2012	5,229,000	4,418,505

		$15,855,761
Real Estate - 2.5%
Boston Properties, Inc., REIT, 5%, 2015	$3,697,000	$2,764,158
ERP Operating LP, REIT, 5.75%, 2017	13,700,000	9,335,879
HRPT Properties Trust, REIT, 6.25%, 2016	9,473,000	6,726,825

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - continued
Kimco Realty Corp., REIT, 6%, 2012	$2,846,000	$2,363,020
Kimco Realty Corp., REIT, 5.783%, 2016	7,659,000	5,467,561
Liberty Property LP, REIT, 5.5%, 2016	8,840,000	6,101,103
PPF Funding, Inc., REIT, 5.35%, 2012 (n)	2,080,000	1,961,608
ProLogis, REIT, 5.5%, 2012	1,980,000	1,285,939
ProLogis, REIT, 5.75%, 2016	5,784,000	3,061,627
ProLogis, REIT, 5.625%, 2016	3,050,000	1,665,559
Simon Property Group, Inc., REIT, 4.6%, 2010	4,488,000	4,158,738
Simon Property Group, Inc., REIT, 5.75%, 2015	1,506,000	1,118,509
Simon Property Group, Inc., REIT, 6.1%, 2016	5,269,000	3,924,014
Simon Property Group, Inc., REIT, 5.875%, 2017	2,870,000	2,083,316
Vornado Realty Trust, REIT, 4.75%, 2010	798,000	791,438

		$52,809,294
Restaurants - 0.3%
YUM! Brands, Inc., 8.875%, 2011	$7,055,000	$7,231,798

Retailers - 1.4%
Home Depot, Inc., 5.25%, 2013	$2,683,000	$2,259,937
Home Depot, Inc., 5.875%, 2036	5,038,000	3,013,419
J.C. Penney Corp., Inc., 8%, 2010	2,300,000	2,187,988
Limited Brands, Inc., 5.25%, 2014	893,000	561,766
Macy’s Retail Holdings, Inc., 5.35%, 2012	4,540,000	3,419,750
Macy’s, Inc., 6.625%, 2011	4,924,000	4,163,621
Wal-Mart Stores, Inc., 6.2%, 2038	5,341,000	4,610,501
Wesfarmers Ltd., 6.998%, 2013 (z)	9,070,000	8,900,990

		$29,117,972
Specialty Stores - 0.4%
Best Buy, Inc., 6.75%, 2013 (z)	$8,530,000	$8,032,002

Supermarkets - 0.5%
Delhaize America, Inc., 9%, 2031	$5,162,000	$4,574,229
Kroger Co., 6.4%, 2017	7,477,000	6,505,573

		$11,079,802
Telecommunications - Wireless - 0.8%
Rogers Cable, Inc., 5.5%, 2014	$7,406,000	$6,377,284
Rogers Communications, Inc., 6.8%, 2018	8,740,000	7,647,788
Vodafone Group PLC, 5.375%, 2015	1,510,000	1,273,102
Vodafone Group PLC, 5.625%, 2017	3,168,000	2,586,038

		$17,884,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$6,280,000	$4,835,600

Tobacco - 1.4%
Philip Morris Capital Corp., 7.5%, 2009	$1,300,000	$1,287,000
Philip Morris International, Inc., 4.875%, 2013	14,900,000	13,830,061
Reynolds American, Inc., 7.25%, 2012	125,000	111,353
Reynolds American, Inc., 6.75%, 2017	18,192,000	13,649,367

		$28,877,781
U.S. Government Agencies - 1.7%
Small Business Administration, 5.37%, 2016	$634,666	$641,377
Small Business Administration, 5.94%, 2016	628,724	642,910
Small Business Administration, 5.34%, 2021	280,114	281,011
Small Business Administration, 6.34%, 2021	49,636	51,092
Small Business Administration, 6.35%, 2021	31,442	32,333
Small Business Administration, 6.44%, 2021	46,608	48,087
Small Business Administration, 6.07%, 2022	180,982	185,107
Small Business Administration, 4.35%, 2023	1,322,215	1,248,735
Small Business Administration, 4.89%, 2023	1,824,260	1,775,947
Small Business Administration, 4.98%, 2023	1,930,659	1,891,715
Small Business Administration, 4.34%, 2024	2,031,403	1,901,639
Small Business Administration, 4.86%, 2024	1,715,653	1,653,408
Small Business Administration, 4.93%, 2024	2,313,575	2,254,467
Small Business Administration, 5.18%, 2024	2,012,702	1,989,913
Small Business Administration, 5.19%, 2024	2,734,541	2,698,725
Small Business Administration, 5.52%, 2024	2,576,698	2,588,898
Small Business Administration, 4.57%, 2025	2,813,824	2,658,567
Small Business Administration, 4.76%, 2025	8,822,744	8,405,409
Small Business Administration, 5.39%, 2025	928,199	915,192
Small Business Administration, 5.35%, 2026	5,232,016	5,172,094

		$37,036,626
U.S. Treasury Obligations - 7.8%
U.S. Treasury Bonds, 2.375%, 2010	$24,530,000	$24,913,281
U.S. Treasury Bonds, 6.25%, 2023	4,506,000	5,158,667
U.S. Treasury Bonds, 6%, 2026	840,000	957,534
U.S. Treasury Bonds, 6.75%, 2026	8,944,000	11,019,983
U.S. Treasury Bonds, 5.25%, 2029	27,717,000	29,486,121
U.S. Treasury Bonds, 5.375%, 2031	11,454,000	12,532,291
U.S. Treasury Bonds, 4.5%, 2036	2,640,000	2,688,882
U.S. Treasury Bonds, 5%, 2037	31,774,000	34,996,074
U.S. Treasury Notes, 4%, 2010	525,000	544,154

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 5.125%, 2011 (f)	$14,887,000	$16,208,221
U.S. Treasury Notes, 3.125%, 2013	1,211,000	1,230,679
U.S. Treasury Notes, 5.125%, 2016	6,351,000	6,884,382
U.S. Treasury Notes, 4.25%, 2017	19,660,000	20,220,625

		$166,840,894
Utilities - Electric Power - 5.3%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$8,614,000	$7,881,810
Beaver Valley Funding Corp., 9%, 2017	205,000	217,769
Bruce Mansfield Unit, 6.85%, 2034	9,540,000	9,845,500
Dominion Resources, Inc., 6.4%, 2018	5,160,000	4,372,212
Duke Energy Corp., 5.65%, 2013	13,210,000	11,928,194
E.ON International Finance B.V., 6.65%, 2038 (n)	11,360,000	9,143,573
EDP Finance B.V., 6%, 2018 (n)	14,950,000	11,946,037
Exelon Generation Co. LLC, 6.95%, 2011	18,259,000	17,334,675
FirstEnergy Corp., 6.45%, 2011	9,164,000	8,632,378
ISA Capital do Brasil S.A., 7.875%, 2012	3,485,000	2,892,550
MidAmerican Energy Holdings Co., 5.875%, 2012	1,182,000	1,119,121
NiSource Finance Corp., 7.875%, 2010	13,053,000	11,785,697
NRG Energy, Inc., 7.25%, 2014	7,085,000	6,199,375
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	6,800,000	5,745,300
System Energy Resources, Inc., 5.129%, 2014 (n)	672,643	675,482
Virginia Electric & Power Co., 4.1%, 2008	3,484,000	3,476,116

		$113,195,789
Total Bonds (Identified Cost, $2,336,497,692)		$2,016,770,787

Floating Rate Loans - 0.3% (g)(r)
Medical & Health Technology & Services - 0.3%
HCA, Inc., Term Loan B, 6.01%, 2013	$7,045,634	$5,797,676

Printing & Publishing - 0.0%
Idearc, Inc., Term Loan B, 5.74%, 2014	$1,348,090	$568,445
Total Floating Rate Loans (Identified Cost, $8,268,033)		$6,366,121

Money Market Funds (v) - 4.0%
MFS Institutional Money Market Portfolio, 0.93%, at Cost and Net Asset Value	85,843,628	$85,843,628
Total Investments (Identified Cost, $2,430,609,353)		$2,108,980,536

Other Assets, Less Liabilities - 1.4%		28,993,327
Net Assets - 100.0%		$2,137,973,863

Portfolio of Investments (unaudited) – continued

(d)	Non-income producing security – in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $161,485,771, representing 7.55% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ARCap REIT, Inc., CDO, 6.1%, 2045	12/07/06	$4,243,340	$1,244,700
Anthracite CDO III Ltd., 6.077%, 2039	10/25/06	4,998,305	2,709,140
Bayview Commercial Asset Trust, FRN, 1.6%, 2035	10/06/05	2,461,917	1,952,024
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	2,132,556	1,563,056
Bayview Commercial Asset Trust, FRN, 3.529%, 2036	2/23/06	756,426	614,596
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	2,083,881	1,688,842
Bayview Commercial Asset Trust, FRN, 2.391%, 2036	9/11/06	5,448,522	3,339,967
Bayview Commercial Asset Trust, FRN, 1.14%, 2036	10/25/06	2,650,212	1,908,217
Bayview Commercial Asset Trust, FRN, 1.211%, 2037	1/26/07	5,486,240	3,790,756
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2036	3/29/06	1,506,069	713,131
Bayview Financial Revolving Mortgage Loan Trust, FRN, 4.04%, 2040	3/01/06	4,984,717	3,578,019
Best Buy, Inc., 6.75%, 2013	6/19/08	8,515,881	8,032,002
Brascan Real Estate, CDO, FRN, 6.103%, 2040	9/14/04	418,000	66,880
British Sky Broadcasting, 6.1%, 2018	2/07/08	6,811,665	5,750,644
Capital Trust Realty CDO Ltd., 5.16%, 2035	4/07/06	4,494,086	2,935,800
Crest G-Star, CDO, 6.95%, 2032	9/13/05	6,957,617	6,077,763
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	5/30/07	958,980	357,875
Gramercy Real Estate Ltd., CDO, FRN, 3.855%, 2035	6/21/05-1/18/07	1,260,025	718,200
Preferred Term Securities XIX Ltd., CDO, FRN, 3.169%, 2035	9/08/05-11/15/07	7,886,683	4,738,944

Portfolio of Investments (unaudited) – continued

Restricted Securities (continued)	Acquisition Date	Cost	Current Market Value
Prudential Securities Secured Financing Corp., FRN, 6.854%, 2013	12/06/04	$1,963,603	$1,780,976
Salomon Brothers Mortgage Securities, Inc., FRN, 7.28%, 2032	1/07/05	3,706,219	3,107,393
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049	7/30/08	4,460,755	4,022,962
Timberstar Trust, 5.668%, 2036	10/13/06	1,100,000	941,314
Wesfarmers Ltd., 6.998%, 2013	4/03/08	9,070,000	8,900,990
Total Restricted Securities			$70,534,191
% of Net Assets			3.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

Derivative Contracts at 10/31/08

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bond (Short)	894	$101,133,750	Dec-08	$3,845,262
U.S. Treasury Note 10 yr (Long)	26	2,940,031	Dec-08	(61,231)
				$3,784,031

Swap Agreements at 10/31/08

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	4,410,000	Merrill Lynch International	(1)	1.35% (fixed rate)	$500,093
12/20/12	USD	6,090,000	Goldman Sachs International	(2)	1.55% (fixed rate)	612,800
12/20/12	USD	8,810,000	Goldman Sachs International	(3)	1.43% (fixed rate)	1,734,020
12/20/12	USD	6,090,000	Goldman Sachs International	(4)	1.30% (fixed rate)	730,747
3/20/13	USD	13,170,000	Goldman Sachs International	(4)	2.13% (fixed rate)	1,272,311
6/20/13	USD	5,980,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	39,040
6/20/13	USD	5,990,000	JPMorgan Chase Bank	(6)	3.10% (fixed rate)	35,802
6/20/13	USD	5,860,000	Morgan Stanley Capital Services, Inc.	(7)	1.48% (fixed rate)	311,934

Portfolio of Investments (unaudited) – continued

Swap Agreements (continued)

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
9/20/13	USD	6,060,000	Merrill Lynch International	(8)	0.77% (fixed rate)	$147,469
9/20/13	USD	6,020,000	Morgan Stanley Capital Services, Inc.	(9)	0.99% (fixed rate)	241,124
12/20/13	USD	6,030,000	JPMorgan Chase Bank	(5)	0.78% (fixed rate)	131,922
12/20/13	USD	5,980,000	Goldman Sachs International	(9)	1.50% (fixed rate)	119,545
12/20/13	USD	3,000,000	Merrill Lynch International	(10)	1.43% (fixed rate)	125,404
12/20/13	USD	5,980,000	Merrill Lynch International	(10)	0.90% (fixed rate)	385,816
						$6,388,027

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.
(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.
(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty, 5.98%, 7/30/12.
(4)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.
(5)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.
(6)	Fund to receive notional amount upon a defined credit event by Capital One Financial Corp., 6.25%, 11/15/13.
(7)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(8)	Fund to receive notional amount upon a defined credit event by Autozone, Inc., 5.875%, 10/15/12.
(9)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.
(10)	Fund to receive notional amount upon a defined credit event by Cigna Corp., 7.875%, 5/15/27.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,344,765,725)	$2,023,136,908
Underlying funds, at cost and value	85,843,628
Total investments, at value (identified cost, $2,430,609,353)		$2,108,980,536
Cash	89,756
Receivable for daily variation margin on open futures contracts	1,048,625
Receivable for investments sold	16,137,030
Receivable for fund shares sold	3,414,484
Interest and dividends receivable	28,744,882
Swaps, at value	6,388,027
Total assets		$2,164,803,340
Liabilities
Distributions payable	$2,970,030
Payable for investments purchased	8,958,034
Payable for fund shares reacquired	13,863,062
Payable to affiliates
Management fee	35,101
Shareholder servicing costs	811,190
Distribution and service fees	60,100
Administrative services fee	2,004
Program manager fees	13
Payable for independent trustees’ compensation	291
Accrued expenses and other liabilities	129,652
Total liabilities		$26,829,477
Net assets		$2,137,973,863
Net assets consist of
Paid-in capital	$2,563,354,757
Unrealized appreciation (depreciation) on investments	(311,456,759)
Accumulated net realized gain (loss) on investments	(111,619,235)
Accumulated distributions in excess of net investment income	(2,304,900)
Net assets		$2,137,973,863
Shares of beneficial interest outstanding		246,802,831

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$889,952,314
Shares outstanding	102,760,045
Net asset value per share		$8.66
Offering price per share (100/95.25 x net asset value per share)		$9.09
Class B shares
Net assets	$45,910,804
Shares outstanding	5,292,096
Net asset value and offering price per share		$8.68
Class C shares
Net assets	$70,465,567
Shares outstanding	8,122,251
Net asset value and offering price per share		$8.68
Class I shares
Net assets	$1,035,246,984
Shares outstanding	119,493,979
Net asset value, offering price, and redemption price per share		$8.66
Class W shares
Net assets	$12,798,295
Shares outstanding	1,476,950
Net asset value, offering price, and redemption price per share		$8.67
Class R1 shares
Net assets	$2,616,842
Shares outstanding	301,616
Net asset value, offering price, and redemption price per share		$8.68
Class R2 shares
Net assets	$35,207,027
Shares outstanding	4,068,757
Net asset value, offering price, and redemption price per share		$8.65
Class R3 shares
Net assets	$26,158,357
Shares outstanding	3,021,769
Net asset value, offering price, and redemption price per share		$8.66
Class R4 shares
Net assets	$17,191,584
Shares outstanding	1,985,125
Net asset value, offering price, and redemption price per share		$8.66

Statement of Assets and Liabilities (unaudited) – continued

Class 529A shares
Net assets	$1,052,241
Shares outstanding	121,805
Net asset value and redemption price per share		$8.64
Offering price per share (100/95.25 × net asset value per share)		$9.07
Class 529B shares
Net assets	$332,157
Shares outstanding	38,281
Net asset value and offering price per share		$8.68
Class 529C shares
Net assets	$1,041,691
Shares outstanding	120,157
Net asset value and offering price per share		$8.67

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest income	$72,869,502
Dividends from underlying funds	424,229
Total investment income		$73,293,731
Expenses
Management fee	$6,425,207
Distribution and service fees	2,725,572
Program manager fees	1,332
Shareholder servicing costs	1,557,379
Administrative services fee	181,066
Independent trustees’ compensation	29,342
Custodian fee	125,258
Shareholder communications	152,453
Auditing fees	30,952
Legal fees	21,671
Miscellaneous	160,924
Total expenses		$11,411,156
Reduction of expenses by investment adviser and distributor	(3,654,669)
Net expenses		$7,756,487
Net investment income		$65,537,244
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$(33,421,023)
Futures contracts	(3,822,974)
Swap transactions	3,511,718
Net realized gain (loss) on investments		$(33,732,279)
Change in unrealized appreciation (depreciation)
Investments	$(273,570,211)
Futures contracts	5,556,392
Swap transactions	9,074,789
Net unrealized gain (loss) on investments		$(258,939,030)
Net realized and unrealized gain (loss) on investments		$(292,671,309)
Change in net assets from operations		$(227,134,065)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/08 (unaudited)	Year ended 4/30/08
From operations
Net investment income	$65,537,244	$133,056,301
Net realized gain (loss) on investments	(33,732,279)	(1,939,736)
Net unrealized gain (loss) on investments	(258,939,030)	(50,436,232)
Change in net assets from operations	$(227,134,065)	$80,680,333
Distributions declared to shareholders
From net investment income
Class A	$(27,316,926)	$(60,575,705)
Class B	(1,161,638)	(2,974,522)
Class C	(1,690,683)	(3,392,090)
Class I	(32,624,742)	(67,572,057)
Class W	(366,886)	(501,835)
Class R (b)	—	(619,417)
Class R1	(58,058)	(100,955)
Former Class R2 (b)	—	(192,144)
Class R2	(941,631)	(1,470,449)
Class R3	(789,660)	(2,003,760)
Class R4	(501,811)	(628,088)
Class 529A	(27,264)	(56,835)
Class 529B	(7,768)	(14,565)
Class 529C	(24,012)	(33,327)
Total distributions declared to shareholders	$(65,511,079)	$(140,135,749)
Change in net assets from fund share transactions	$(267,723,747)	$504,824,249
Total change in net assets	$(560,368,891)	$445,368,833
Net assets
At beginning of period	2,698,342,754	2,252,973,921
At end of period (including accumulated distributions in excess of net investment income of $2,304,900 and $2,308,938, respectively)	$2,137,973,863	$2,698,342,754

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.78		$10.04	$9.86	$10.33	$10.35	$10.62
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.47	$0.41	$0.39	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.24)	0.21	(0.33)	0.13	(0.07)
Total from investment operations	$(0.88)		$0.25	$0.68	$0.08	$0.52	$0.33
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.51)	$(0.50)	$(0.54)	$(0.52)	$(0.54)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.24)		$(0.51)	$(0.50)	$(0.55)	$(0.54)	$(0.60)
Net asset value, end of period	$8.66		$9.78	$10.04	$9.86	$10.33	$10.35
Total return (%) (r)(s)(t)	(9.14	)(n)	2.60	7.08	0.70	5.10	3.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.02	1.06	1.09	1.07	1.08
Expenses after expense reductions (f)	0.62	(a)	0.62	0.70	0.70	0.70	0.70
Net investment income	5.06	(a)	4.94	4.75	4.05	3.77	3.81
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$889,952		$1,137,796	$1,059,522	$922,617	$671,506	$531,705

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.80		$10.06	$9.88	$10.34	$10.37	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.39	$0.33	$0.30	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.24)	0.21	(0.33)	0.12	(0.07)
Total from investment operations	$(0.92)		$0.17	$0.60	$—	$0.42	$0.24
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.42)	$(0.45)	$(0.43)	$(0.45)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.42)	$(0.46)	$(0.45)	$(0.51)
Net asset value, end of period	$8.68		$9.80	$10.06	$9.88	$10.34	$10.37
Total return (%) (r)(s)(t)	(9.50	)(n)	1.75	6.17	(0.04)	4.11	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.63	1.71	1.74	1.72	1.73
Expenses after expense reductions (f)	1.46	(a)	1.43	1.55	1.55	1.55	1.55
Net investment income	4.22	(a)	4.11	3.92	3.21	2.93	2.92
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$45,911		$60,335	$67,970	$77,518	$83,473	$90,726

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.80		$10.05	$9.88	$10.34	$10.37	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.39	$0.32	$0.30	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.22)	0.20	(0.32)	0.12	(0.07)
Total from investment operations	$(0.92)		$0.18	$0.59	$—	$0.42	$0.24
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.43)	$(0.42)	$(0.45)	$(0.43)	$(0.45)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.43)	$(0.42)	$(0.46)	$(0.45)	$(0.51)
Net asset value, end of period	$8.68		$9.80	$10.05	$9.88	$10.34	$10.37
Total return (%) (r)(s)(t)	(9.51	)(n)	1.84	6.07	(0.04)	4.11	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.67	1.71	1.74	1.72	1.73
Expenses after expense reductions (f)	1.47	(a)	1.47	1.55	1.55	1.55	1.55
Net investment income	4.21	(a)	4.08	3.90	3.20	2.93	2.93
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$70,466		$83,506	$67,112	$59,342	$53,915	$53,029

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class I			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.78		$10.04	$9.87	$10.33	$10.35	$10.62
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.50	$0.48	$0.42	$0.40	$0.42
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.23)	0.21	(0.32)	0.13	(0.08)
Total from investment operations	$(0.87)		$0.27	$0.69	$0.10	$0.53	$0.34
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.53)	$(0.52)	$(0.55)	$(0.53)	$(0.55)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.25)		$(0.53)	$(0.52)	$(0.56)	$(0.55)	$(0.61)
Net asset value, end of period	$8.66		$9.78	$10.04	$9.87	$10.33	$10.35
Total return (%) (r)(s)	(9.07	)(n)	2.75	7.13	0.96	5.26	3.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.67	0.71	0.74	0.72	0.73
Expenses after expense reductions (f)	0.47	(a)	0.47	0.55	0.55	0.55	0.55
Net investment income	5.22	(a)	5.09	4.89	4.20	3.95	3.93
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$1,035,247		$1,301,075	$958,287	$614,643	$486,212	$249,314

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class W			2008	2007

Net asset value, beginning of period	$9.78		$10.03	$9.86
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.49	$0.39
Net realized and unrealized gain (loss) on investments	(1.10)		(0.22)	0.29
Total from investment operations	$(0.86)		$0.27	$0.68
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.52)	$(0.51)
Net asset value, end of period	$8.67		$9.78	$10.03
Total return (%) (r)(s)	(9.01	)(n)	2.75	7.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.77	0.82
Expenses after expense reductions (f)	0.57	(a)	0.57	0.65
Net investment income	5.11	(a)	4.92	4.55
Portfolio turnover	39		96	56
Net assets at end of period (000 Omitted)	$12,798		$14,321	$861

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R1			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.80		$10.06	$9.88	$10.35	$10.28
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.38	$0.32	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.24)	0.21	(0.34)	0.08
Total from investment operations	$(0.92)		$0.16	$0.59	$(0.02)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.42)	$(0.41)	$(0.44)	$(0.04)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.20)		$(0.42)	$(0.41)	$(0.45)	$(0.04)
Net asset value, end of period	$8.68		$9.80	$10.06	$9.88	$10.35
Total return (%) (r)(s)	(9.51	)(n)	1.65	6.07	(0.28)	1.02	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.75	1.90	1.94	1.93	(a)
Expenses after expense reductions (f)	1.47	(a)	1.56	1.65	1.67	1.76	(a)
Net investment income	4.21	(a)	3.99	3.79	3.11	2.93	(a)
Portfolio turnover	39		96	56	77	99
Net assets at end of period (000 Omitted)	$2,617		$2,891	$1,655	$488	$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R2			2008	2007	2006	2005	2004 (i)

Net asset value, beginning of period	$9.77		$10.03	$9.85	$10.32	$10.35	$10.49
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.44	$0.42	$0.36	$0.32	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.23)	0.21	(0.34)	0.12	(0.02	)(g)
Total from investment operations	$(0.89)		$0.21	$0.63	$0.02	$0.44	$0.15
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.47)	$(0.45)	$(0.48)	$(0.45)	$(0.23)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.23)		$(0.47)	$(0.45)	$(0.49)	$(0.47)	$(0.29)
Net asset value, end of period	$8.65		$9.77	$10.03	$9.85	$10.32	$10.35
Total return (%) (r)(s)	(9.31	)(n)	2.14	6.55	0.16	4.34	1.44	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17	(a)	1.27	1.45	1.49	1.48	1.47	(a)
Expenses after expense reductions (f)	0.97	(a)	1.07	1.20	1.23	1.31	1.29	(a)
Net investment income	4.72	(a)	4.49	4.25	3.54	3.25	3.24	(a)
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$35,207		$42,613	$26,212	$14,923	$3,908	$40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R3			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.77		$10.03	$9.86	$10.33	$10.26
Income (loss) from investment operations
Net investment income (d)	$0.24		$0.47	$0.45	$0.37	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)		(0.24)	0.20	(0.32)	0.08
Total from investment operations	$(0.87)		$0.23	$0.65	$0.05	$0.11
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.49)	$(0.48)	$(0.51)	$(0.04)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.24)		$(0.49)	$(0.48)	$(0.52)	$(0.04)
Net asset value, end of period	$8.66		$9.77	$10.03	$9.86	$10.33
Total return (%) (r)(s)	(9.09	)(n)	2.39	6.71	0.45	1.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	1.01	1.12	1.14	1.12	(a)
Expenses after expense reductions (f)	0.72	(a)	0.82	0.95	0.95	0.95	(a)
Net investment income	4.98	(a)	4.74	4.50	3.82	3.73	(a)
Portfolio turnover	39		96	56	77	99
Net assets at end of period (000 Omitted)	$26,158		$38,851	$28,761	$10,835	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class R4			2008	2007	2006	2005 (i)

Net asset value, beginning of period	$9.78		$10.04	$9.86	$10.33	$10.26
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.49	$0.47	$0.36	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.23)	0.22	(0.28)	0.08
Total from investment operations	$(0.87)		$0.26	$0.69	$0.08	$0.11
Less distributions declared to shareholders
From net investment income	$(0.25)		$(0.52)	$(0.51)	$(0.54)	$(0.04)
From net realized gain on investments	—		—	—	(0.01)	—
Total distributions declared to shareholders	$(0.25)		$(0.52)	$(0.51)	$(0.55)	$(0.04)
Net asset value, end of period	$8.66		$9.78	$10.04	$9.86	$10.33
Total return (%) (r)(s)	(9.07	)(n)	2.68	7.13	0.76	1.12	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.73	0.82	0.84	0.82	(a)
Expenses after expense reductions (f)	0.47	(a)	0.54	0.65	0.65	0.65	(a)
Net investment income	5.22	(a)	5.02	4.75	4.02	4.04	(a)
Portfolio turnover	39		96	56	77	99
Net assets at end of period (000 Omitted)	$17,192		$14,182	$11,129	$358	$51

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529A			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.75		$10.01	$9.84	$10.30	$10.33	$10.61
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.45	$0.42	$0.37	$0.36	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	(1.11)		(0.23)	0.22	(0.32)	0.11	(0.07)
Total from investment operations	$(0.88)		$0.22	$0.64	$0.05	$0.47	$0.29
Less distributions declared to shareholders
From net investment income	$(0.23)		$(0.48)	$(0.47)	$(0.50)	$(0.48)	$(0.51)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.23)		$(0.48)	$(0.47)	$(0.51)	$(0.50)	$(0.57)
Net asset value, end of period	$8.64		$9.75	$10.01	$9.84	$10.30	$10.33
Total return (%) (r)(s)(t)	(9.16	)(n)	2.24	6.60	0.44	4.66	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.26	1.32	1.34	1.47	1.33
Expenses after expense reductions (f)	0.82	(a)	0.96	1.05	1.05	1.05	1.05
Net investment income	4.88	(a)	4.61	4.41	3.71	3.44	3.44
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$1,052		$1,170	$1,213	$637	$498	$229

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.80		$10.06	$9.88	$10.35	$10.36	$10.64
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.38	$0.35	$0.30	$0.28	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.23)	0.22	(0.33)	0.13	(0.09)
Total from investment operations	$(0.92)		$0.15	$0.57	$(0.03)	$0.41	$0.20
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.39)	$(0.43)	$(0.40)	$(0.42)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(0.39)	$(0.44)	$(0.42)	$(0.48)
Net asset value, end of period	$8.68		$9.80	$10.06	$9.88	$10.35	$10.36
Total return (%) (r)(s)(t)	(9.55	)(n)	1.50	5.91	(0.39)	3.97	1.89
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.91	1.97	1.99	1.97	1.98
Expenses after expense reductions (f)	1.57	(a)	1.71	1.80	1.80	1.80	1.80
Net investment income	4.11	(a)	3.84	3.66	2.96	2.68	2.69
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$332		$397	$355	$153	$130	$117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class 529C			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.79		$10.05	$9.87	$10.34	$10.36	$10.63
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.37	$0.35	$0.30	$0.28	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	(1.12)		(0.22)	0.22	(0.33)	0.12	(0.07)
Total from investment operations	$(0.92)		$0.15	$0.57	$(0.03)	$0.40	$0.21
Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)	$(0.39)	$(0.43)	$(0.40)	$(0.42)
From net realized gain on investments	—		—	—	(0.01)	(0.02)	(0.06)
Total distributions declared to shareholders	$(0.20)		$(0.41)	$(0.39)	$(0.44)	$(0.42)	$(0.48)
Net asset value, end of period	$8.67		$9.79	$10.05	$9.87	$10.34	$10.36
Total return (%) (r)(s)(t)	(9.57	)(n)	1.49	5.91	(0.39)	3.91	1.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.91	1.97	1.99	1.97	1.98
Expenses after expense reductions (f)	1.57	(a)	1.71	1.80	1.80	1.80	1.80
Net investment income	4.11	(a)	3.82	3.65	3.20	2.69	2.70
Portfolio turnover	39		96	56	77	99	170
Net assets at end of period (000 Omitted)	$1,042		$1,208	$628	$283	$249	$195

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 31, 2003 (Class R2), and April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are

Notes to Financial Statements (unaudited) – continued

primarily traded. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$85,843,628	$2,023,136,908	$—	$2,108,980,536
Other Financial Instruments	$3,784,031	$6,388,027	$—	$10,172,058

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a

Notes to Financial Statements (unaudited) – continued

reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts, and swap agreements.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008 and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standards to the fund, and has not at this time determined the impact resulting from the adoption of these Standards on the fund’s financial statements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts

Notes to Financial Statements (unaudited) – continued

recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund.

Notes to Financial Statements (unaudited) – continued

Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2008, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting

Notes to Financial Statements (unaudited) – continued

principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/08
Ordinary income (including any short-term capital gains)	$140,135,749

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08
Cost of investments	$2,438,470,906
Gross appreciation	3,293,176
Gross depreciation	(332,783,546)
Net unrealized appreciation (depreciation)	$(329,490,370)

As of 4/30/08
Undistributed ordinary income	6,626,961
Capital loss carryforwards	(66,008,660)
Post-October capital loss deferral	(4,595,231)
Other temporary differences	(11,958,811)
Net unrealized appreciation (depreciation)	(56,800,009)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Amount
4/30/11	$(108,693)
4/30/12	(1,464,107)
4/30/13	(1,670,568)
4/30/14	(14,142,447)
4/30/15	(33,880,250)
4/30/16	(14,742,595)
$(66,008,660)

Notes to Financial Statements (unaudited) – continued

The availability of a portion of the capital loss carryforwards, which were acquired on June 22, 2007 in connection with the MFS Intermediate Investment Grade Bond Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, program manager, and retirement plan administration and services fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.30% of the fund’s average daily net assets. This written agreement will continue until June 30, 2009. This management fee reduction amounted to $2,570,092, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.30% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $21,395 and $228 for the six months ended October 31, 2008, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.15%	$1,884,259
Class B	0.75%	0.25%	1.00%	0.99%	270,810
Class C	0.75%	0.25%	1.00%	1.00%	400,466
Class W	0.10%	—	0.10%	0.10%	7,167
Class R1	0.75%	0.25%	1.00%	1.00%	13,771
Class R2	0.25%	0.25%	0.50%	0.50%	99,740
Class R3	—	0.25%	0.25%	0.25%	39,681
Class 529A	0.25%	0.25%	0.50%	0.25%	1,959
Class 529B	0.75%	0.25%	1.00%	1.00%	1,887
Class 529C	0.75%	0.25%	1.00%	1.00%	5,832
Total Distribution and Service Fees					$2,725,572

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. 0.10% of the Class A and 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through August 31, 2009. For the six months ended October 31, 2008, this waiver amounted to $538,915 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through August 31, 2009. For the six months ended October 31, 2008, this waiver amounted to $538,354 and is reflected as a reduction of total expenses in the Statement of Operations. Effective March 1, 2009, the 0.10% Class A and 0.25% Class 529A annual distribution fees will be eliminated.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares purchased prior to September 1, 2008 are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months of purchase. Certain Class A shares purchased on or subsequent to September 1, 2008 are subject to a CDSC in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

Amount
Class A	$—
Class B	49,095
Class C	10,597
Class 529B	240
Class 529C	44

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended October 31, 2008, were as follows:

Amount
Class 529A	$560
Class 529B	189
Class 529C	583
Total Program Manager Fees	$1,332

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2008, the fee was $182,948, which equated to 0.0142% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $806,150.

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and each underlying fund in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended October 31, 2008, these costs for the fund amounted to $568,281 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500. The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $9,259 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,308, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and

Notes to Financial Statements (unaudited) – continued

liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$580,584,696	$781,605,400
Investments (non-U.S. Government securities)	$385,419,144	$386,779,443

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,420,622	$155,182,919	59,431,269	$586,011,758
Class B	403,078	3,795,354	1,151,997	11,390,433
Class C	976,765	9,288,557	3,542,911	35,043,238
Class I	3,343,909	32,129,410	23,080,849	227,425,683
Class W	159,644	1,519,037	1,504,679	14,842,798
Class R (b)	—	—	674,626	6,661,079
Class R1	86,701	799,445	215,981	2,190,926
Former Class R2 (b)	—	—	670,718	6,645,082
Class R2	804,649	7,522,269	3,040,898	29,804,697
Class R3	430,194	4,057,392	3,173,385	31,292,691
Class R4	1,041,523	10,022,405	1,447,707	14,233,340
Class 529A	11,426	105,659	26,692	262,106
Class 529B	374	3,580	7,804	76,833
Class 529C	6,747	64,059	76,222	757,440
	23,685,632	$224,490,086	98,045,738	$966,638,104

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares issued in connection with acquisition of MFS Intermediate Investment Grade Bond Fund
Class A	—	$—	2,410,426	$23,636,239
Class B	—	—	788,493	7,745,745
Class C	—	—	341,497	3,354,394
Class I	—	—	34,725,356	340,598,347
Class R1	—	—	792	7,787
Former Class R2 (b)	—	—	5,421	53,319
Class R2	—	—	4,481	43,905
Class R3	—	—	5,479	53,700
Class R4	—	—	5,510	54,028
	—	$—	38,287,455	$375,547,464
Shares issued to shareholders in reinvestment of distributions
Class A	1,935,423	$18,155,938	4,216,348	$41,680,376
Class B	96,295	905,037	236,273	2,340,226
Class C	108,219	1,016,203	204,561	2,025,364
Class I	2,661,959	24,989,365	5,097,084	50,382,402
Class W	37,355	350,125	42,986	424,672
Class R (b)	—	—	60,773	601,446
Class R1	6,135	57,397	9,659	95,608
Former Class R2 (b)	—	—	18,488	183,154
Class R2	95,838	897,607	143,370	1,415,541
Class R3	82,898	777,488	195,320	1,929,457
Class R4	50,748	474,876	60,711	600,021
Class 529A	2,906	27,016	5,684	56,039
Class 529B	819	7,668	1,442	14,284
Class 529C	2,541	23,827	3,132	30,962
	5,081,136	$47,682,547	10,295,831	$101,779,552

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(31,943,240)	$(297,939,024)	(55,268,696)	$(545,346,604)
Class B	(1,366,039)	(12,913,149)	(2,777,374)	(27,421,562)
Class C	(1,486,886)	(14,033,694)	(2,239,481)	(22,120,931)
Class I	(19,509,813)	(181,793,619)	(25,351,516)	(250,257,833)
Class W	(183,625)	(1,714,102)	(169,937)	(1,672,145)
Class R (b)	—	—	(3,411,985)	(33,548,347)
Class R1	(86,256)	(816,006)	(95,968)	(1,000,637)
Former Class R2 (b)	—	—	(933,562)	(9,174,692)
Class R2	(1,193,348)	(11,245,568)	(1,440,797)	(14,186,798)
Class R3	(1,466,409)	(13,989,447)	(2,265,913)	(22,333,836)
Class R4	(557,224)	(5,181,924)	(1,172,562)	(11,524,076)
Class 529A	(12,475)	(119,585)	(33,587)	(330,918)
Class 529B	(3,379)	(32,366)	(4,080)	(40,520)
Class 529C	(12,485)	(117,896)	(18,499)	(181,972)
	(57,821,179)	$(539,896,380)	(95,183,957)	$(939,140,871)
Net change
Class A	(13,587,195)	$(124,600,167)	10,789,347	$105,981,769
Class B	(866,666)	(8,212,758)	(600,611)	(5,945,158)
Class C	(401,902)	(3,728,934)	1,849,488	18,302,065
Class I	(13,503,945)	(124,674,844)	37,551,773	368,148,599
Class W	13,374	155,060	1,377,728	13,595,325
Class R (b)	—	—	(2,676,586)	(26,285,822)
Class R1	6,580	40,836	130,464	1,293,684
Former Class R2 (b)	—	—	(238,935)	(2,293,137)
Class R2	(292,861)	(2,825,692)	1,747,952	17,077,345
Class R3	(953,317)	(9,154,567)	1,108,271	10,942,012
Class R4	535,047	5,315,357	341,366	3,363,313
Class 529A	1,857	13,090	(1,211)	(12,773)
Class 529B	(2,186)	(21,118)	5,166	50,597
Class 529C	(3,197)	(30,010)	60,855	606,430
	(29,054,411)	$(267,723,747)	51,445,067	$504,824,249

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 6%, 16% and 9%, respectively, of the value of outstanding voting shares of the fund.

In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund and MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, the fund’s commitment fee and interest expense were $5,889 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	90,232	658,514,751	(572,761,355)	85,843,628

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$424,229	$85,843,628

(8)	Acquisitions

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Intermediate Investment Grade Bond Fund. The acquisition was accomplished by a tax-free exchange of 38,287,455 shares of the fund (valued at $375,547,464) for all of the assets and liabilities of MFS Intermediate Investment Grade Bond Fund. MFS Intermediate Investment Grade Bond Fund then distributed the shares of the fund that MFS Intermediate Investment Grade Bond Fund received from the fund to it shareholders. MFS Intermediate

Investment Grade Bond Fund’s net assets on that date were $375,547,464, including $8,590,690 of unrealized depreciation, $25,199 of distributions in excess of net investment income and $9,701,317 of accumulated net realized loss on investments. The aggregate net assets of the fund after the acquisition were $2,679,113,474.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers,

Board Review of Investment Advisory Agreement – continued

reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees’ approval, and that, during the period, MFS observed an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver, expense limitation, and Class A 12b-1 fee waiver) the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

Note: The advisory fee waiver described above will expire on June 30, 2009. At the time MFS agreed to the waiver, MFS also agreed with the Board that it

Board Review of Investment Advisory Agreement – continued

would not eliminate such advisory fee waiver without the Board’s consent. Following discussions between MFS and the Board at the contract review meetings, MFS and the Board agreed that, effective July 1, 2009, MFS will no longer be required to observe an advisory fee waiver for this Fund.

In addition, MFD has agreed to the Trustees’ recommendation to eliminate the distribution fee component of the 12b-1 fee paid (currently being waived as described above) by the Fund’s Class A and Class 529A shares, effective March 1, 2009.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and literature	c/o Boston Financial Data Services
30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606
8 a.m. to 8 p.m. Eastern time

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. Eastern time

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. Eastern time

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

MFS® Mutual Funds	10/31/08
SEMIANNUAL REPORT

MFS® Research Bond Fund J

RBJ-SEM 10/08

MFS® Research Bond Fund J

CONTACT INFORMATION	BACK COVER

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The global economy is not a very welcoming place these days. Headlines tell the story of slowing growth, accelerating inflation, and credit collapse. We have watched the rampant selling that has typified equity and credit markets since the strains in the financial system first became apparent last year.

The volatility in commodity and currency markets has further complicated investment choices. There are so many parts moving in so many directions; it has become very easy to get overwhelmed.

At MFS® we remind investors to keep their eye on the long term and not become panicked by the uncertainty of the day to day.

Remember that what goes down could very easily come back up. And that is where we as money managers like to turn our focus.

Investment opportunities may arise in declining markets. When markets experience substantial selloffs, assets often become undervalued. At MFS, we have a team of global sector analysts located in Boston, London, Mexico City, Singapore, Sydney, and Tokyo working together to do the kind of bottom-up research that will root out these investment opportunities.

In times like these, we encourage our investors to check in with their advisors to ensure they have an investment plan in place that will pay heed to the present, but that is firmly tailored to the future.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

December 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	38.8%
Mortgage-Backed Securities	21.6%
U.S. Treasury Securities	8.6%
Commercial Mortgage-Backed Securities	5.9%
Municipal Bonds	5.1%
U.S. Government Agencies	4.1%
High Yield Corporates	2.6%
Asset-Backed Securities	2.1%
Collateralized Debt Obligations	2.0%
Emerging Markets Bonds	1.3%
Floating Rate Loans	0.5%
Residential Mortgage-Backed Securities	0.1%

Credit quality of bonds (r)
AAA	47.6%
AA	5.7%
A	11.9%
BBB	30.0%
BB	3.0%
B	1.8%
CCC (o)	0.0%

Portfolio facts
Average Duration (d)(i)	4.8
Average Life (i)(m)	7.4 yrs.
Average Maturity (i)(m)	14.4 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	A+
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.
(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o)	Less than 0.1%.
(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 10/31/08.

Percentages are based on net assets as of 10/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2008 through October 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Annualized Expense Ratio	Beginning Account Value 5/01/08	Ending Account Value 10/31/08	Expenses Paid During Period (p) 5/01/08-10/31/08
Class B	Actual	1.53%	$1,000.00	$908.74	$7.36
	Hypothetical (h)	1.53%	$1,000.00	$1,017.49	$7.78

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

3

PORTFOLIO OF INVESTMENTS

10/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 95.9%
Issuer	Shares/Par	Value ($)

Airlines - 0.2%
Continental Airlines, Inc., 7.875%, 2018	$276,291	$160,249

Asset Backed & Securitized - 9.9%
ARCap REIT, Inc., CDO, “H”, 6.1%, 2045 (n)	$138,945	$27,789
Banc of America Commercial Mortgage, Inc., 5.356%, 2045	400,000	305,215
Bayview Commercial Asset Trust, FRN, 0.775%, 2035 (i)(z)	4,637,371	285,662
Bayview Commercial Asset Trust, FRN, 1.68%, 2036 (i)(z)	3,069,331	200,427
Bayview Commercial Asset Trust, FRN, 1.798%, 2036 (i)(z)	2,261,936	161,276
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013 (i)(z)	1,938,867	93,066
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035	217,086	212,609
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	307,000	276,241
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	403,957	297,823
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.225%, 2044	580,000	506,551
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035	254,348	240,060
Crest G-Star, CDO, 6.95%, 2032 (z)	974,000	907,101
Deutsche Mortgage & Asset Receiving Corp., FRN, 7.5%, 2031	415,000	405,082
E*TRADE RV & Marine Trust, 3.62%, 2018	95,074	91,716
Falcon Franchise Loan LLC, FRN, 2.97%, 2021 (i)(n)	116,806	6,494
Falcon Franchise Loan LLC, FRN, 3.737%, 2025 (i)(z)	1,808,618	81,750
First Union National Bank Commercial Mortgage Trust, FRN, 0.896%, 2043 (i)(n)	5,263,554	87,621
First Union-Lehman Brothers Bank of America, FRN, 0.542%, 2035 (i)	2,267,384	32,929
Greenwich Capital Commercial Funding Corp., 4.569%, 2042	400,000	354,426
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037	174,453	140,572
Greenwich Capital Commercial Funding Corp., FRN, 5.914%, 2038	400,000	319,031
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	400,000	301,772
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.344%, 2042 (n)	540,000	301,867
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043	310,000	201,717
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046	331,125	267,867
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.747%, 2049	320,000	240,148
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.819%, 2049	470,000	366,067
KKR Financial CLO Ltd., “C”, CDO, FRN, 4.254%, 2021 (n)	787,476	189,782
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.556%, 2035 (i)	1,804,785	31,594
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	350,000	162,591
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.172%, 2049	400,000	298,072
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.749%, 2050	320,000	240,524
Morgan Stanley Capital I, Inc., FRN, 0.989%, 2031 (i)(n)	2,591,280	12,718
Mortgage Capital Funding, Inc., FRN, 0.386%, 2031 (i)	125,669	6
Multi-Family Capital Access One, Inc., 6.65%, 2024	124,967	124,757
Nationslink Funding Corp., FRN, 1.004%, 2030 (i)	304,460	9,655
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	500,000	492,957
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035	179,382	176,088
Preferred Term Securities XIX Ltd., CDO, FRN, 3.169%, 2035 (z)	1,411,284	846,770
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	185,000	146,712
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2024	845,000	394,458
Structured Asset Securities Corp., FRN, 3.499%, 2035	79,433	74,933
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041	300,000	240,800

		$10,155,296

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 0.3%
Ford Motor Credit Co., 7.375%, 2009	$220,000	$182,623
Johnson Controls, Inc., 5.5%, 2016	211,000	170,899

		$353,522
Broadcasting - 1.0%
Allbritton Communications Co., 7.75%, 2012	$231,000	$157,080
British Sky Broadcasting, 6.1%, 2018 (z)	330,000	278,257
CBS Corp., 6.625%, 2011	448,000	398,769
Grupo Televisa S.A., 6%, 2018	170,000	123,118
News America, Inc., 8.5%, 2025	30,000	25,635

		$982,859
Brokerage & Asset Managers - 2.0%
Goldman Sachs Group, Inc., 5.625%, 2017	$226,000	$165,608
INVESCO PLC, 4.5%, 2009	518,000	500,241
INVESCO PLC, 5.625%, 2012	215,000	208,660
Lehman Brothers Holdings, Inc., 6.5%, 2017 (d)	370,000	462
Merrill Lynch & Co., Inc., 6.15%, 2013	440,000	405,988
Merrill Lynch & Co., Inc., 6.05%, 2016	280,000	226,605
Morgan Stanley, 5.75%, 2016	372,000	290,151
Morgan Stanley, 6.625%, 2018	288,000	239,609

		$2,037,324
Building - 0.3%
CRH PLC, 8.125%, 2018	$400,000	$328,680

Business Services - 0.3%
Xerox Corp., 5.65%, 2013	$350,000	$276,241

Cable TV - 1.3%
Comcast Corp., 6.4%, 2038	$543,000	$415,309
Cox Communications, Inc., 6.25%, 2018 (n)	141,000	115,045
TCI Communications, Inc., 9.8%, 2012	181,000	183,120
Time Warner Cable, Inc., 5.4%, 2012	463,000	415,024
Time Warner Entertainment Co. LP, 8.375%, 2033	243,000	214,852

		$1,343,350
Chemicals - 0.3%
PPG Industries, Inc., 5.75%, 2013	$328,000	$306,138

Conglomerates - 0.1%
American Standard Cos., Inc., 7.625%, 2010	$100,000	$100,857

Consumer Goods & Services - 1.5%
Clorox Co., 5%, 2013	$340,000	$311,772
Fortune Brands, Inc., 5.125%, 2011	458,000	423,544
Kimberly-Clark Corp., 7.5%, 2018	60,000	60,926
Western Union Co., 5.4%, 2011	730,000	709,936

		$1,506,178
Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$402,000	$400,253
BAE Systems Holdings, Inc., 6.4%, 2011 (n)	372,000	383,484

		$783,737

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 0.2%
Tyco Electronics Group S.A., 6.55%, 2017	$180,000	$149,840
Tyco Electronics Group S.A., 7.125%, 2037	130,000	94,305

		$244,145
Emerging Market Sovereign - 0.4%
Gabonese Republic, 8.2%, 2017 (n)	$240,000	$156,000
United Mexican States, 5.625%, 2017	228,000	202,920

		$358,920
Energy - Independent - 1.1%
Apache Corp., 7.375%, 2047	$10,000	$8,648
Nexen, Inc., 6.4%, 2037	540,000	368,323
Ocean Energy, Inc., 7.25%, 2011	241,000	241,675
XTO Energy, Inc., 6.25%, 2013	100,000	92,363
XTO Energy, Inc., 5.75%, 2013	200,000	176,590
XTO Energy, Inc., 5.65%, 2016	329,000	259,320

		$1,146,919
Energy - Integrated - 0.3%
Petro-Canada, 6.05%, 2018	$327,000	$254,134

Entertainment - 0.1%
Turner Broadcasting System, Inc., 8.375%, 2013	$101,000	$93,480

Financial Institutions - 1.5%
American Express Centurion Bank, 5.55%, 2012	$420,000	$350,249
Capital One Financial Corp., 6.15%, 2016	310,000	188,033
General Electric Capital Corp., 5.375%, 2016	343,000	282,585
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	500,000	168,154
ORIX Corp., 5.48%, 2011	630,000	555,849

		$1,544,870
Food & Beverages - 2.0%
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (n)	$358,000	$313,439
General Mills, Inc., 5.65%, 2012	190,000	175,435
Kraft Foods, Inc., 6.125%, 2018	520,000	442,389
Miller Brewing Co., 5.5%, 2013 (n)	641,000	613,443
PepsiCo, Inc., 7.9%, 2018	206,000	217,332
Tyson Foods, Inc., 7.35%, 2016	370,000	274,065

		$2,036,103
Food & Drug Stores - 0.3%
CVS Caremark Corp., 6.125%, 2016	$270,000	$225,921
CVS Caremark Corp., 5.75%, 2017	153,000	123,479

		$349,400
Forest & Paper Products - 0.6%
International Paper Co., 7.95%, 2018	$460,000	$372,556
Stora Enso Oyj, 7.25%, 2036 (n)	304,000	201,117

		$573,673
Gaming & Lodging - 1.0%
Marriott International, Inc., 5.625%, 2013	$607,000	$454,116
MGM Mirage, 8.375%, 2011	155,000	89,900
MGM Mirage, 7.5%, 2016	205,000	120,950

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Wyndham Worldwide Corp., 6%, 2016	$585,000	$383,895

		$1,048,861
Industrial - 0.6%
Steelcase, Inc., 6.5%, 2011	$620,000	$648,393

Insurance - 1.1%
Hartford Financial Services Group, Inc., 8.125% to 2018, FRN to 2038	$130,000	$64,884
ING Groep N.V., 5.775% to 2015, FRN to 2049	323,000	177,650
Metropolitan Life Global Funding, 5.125%, 2013 (n)	300,000	268,174
Prudential Financial, Inc., 5.1%, 2014	289,000	218,636
Prudential Financial, Inc., 6%, 2017	45,000	34,190
UnumProvident Corp., 6.85%, 2015 (n)	393,000	323,207

		$1,086,741
Insurance - Health - 0.3%
Humana, Inc., 7.2%, 2018	$270,000	$215,716
UnitedHealth Group, Inc., 6.875%, 2038	170,000	121,331

		$337,047
Insurance - Property & Casualty - 0.8%
Chubb Corp., 5.75%, 2018	$77,000	$63,904
Fund American Cos., Inc., 5.875%, 2013	585,000	439,574
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	500,000	270,000

		$773,478
Major Banks - 4.0%
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2049	$230,000	$108,139
Bank of America Corp., 5.65%, 2018	430,000	369,598
Bear Stearns Cos., Inc., 5.85%, 2010	278,000	276,646
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	400,000	255,434
Credit Suisse (USA), Inc., 5.125%, 2015	320,000	248,512
Credit Suisse New York, 6%, 2018	360,000	276,335
DBS Group Holdings Ltd., 7.657% to 2011, FRN to 2049 (n)	238,000	233,803
JPMorgan Chase Bank, 6%, 2017	250,000	218,848
JPMorgan Chase Bank N.A., 5.875%, 2016	250,000	226,115
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	512,000	358,400
Natixis S.A., 10% to 2018, FRN to 2049 (n)	300,000	186,876
PNC Funding Corp., 5.625%, 2017	290,000	245,552
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	100,000	53,598
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049 (z)	200,000	186,248
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)	258,000	175,440
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	500,000	385,359
Wachovia Corp., 6.605%, 2025	387,000	301,932

		$4,106,835
Medical & Health Technology & Services - 1.4%
Fisher Scientific International, Inc., 6.125%, 2015	$675,000	$600,750
Hospira, Inc., 5.55%, 2012	300,000	272,480
Hospira, Inc., 6.05%, 2017	290,000	243,602
McKesson Corp., 5.7%, 2017	360,000	295,435

		$1,412,267

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 1.2%
International Steel Group, Inc., 6.5%, 2014	$497,000	$438,429
Peabody Energy Corp., 5.875%, 2016	332,000	255,640
Rio Tinto Finance USA Ltd., 5.875%, 2013	610,000	520,519

		$1,214,588
Mortgage Backed - 21.5%
Fannie Mae, 4.55%, 2011	$337,239	$338,386
Fannie Mae, 5.12%, 2012	279,432	279,991
Fannie Mae, 4.589%, 2014	199,627	191,549
Fannie Mae, 4.62%, 2014	177,401	170,367
Fannie Mae, 4.666%, 2014	255,845	245,876
Fannie Mae, 4.86%, 2014	177,294	170,673
Fannie Mae, 4.56%, 2015	227,509	215,009
Fannie Mae, 4.665%, 2015	152,961	145,327
Fannie Mae, 4.69%, 2015	127,866	121,779
Fannie Mae, 4.7%, 2015	176,513	168,003
Fannie Mae, 4.74%, 2015	195,589	186,363
Fannie Mae, 4.78%, 2015	216,461	205,761
Fannie Mae, 4.815%, 2015	271,000	258,596
Fannie Mae, 4.82%, 2015	224,915	213,962
Fannie Mae, 4.87%, 2015	173,555	166,292
Fannie Mae, 4.89%, 2015	123,608	118,792
Fannie Mae, 4.925%, 2015	437,307	421,290
Fannie Mae, 5%, 2016 - 2027	1,081,296	1,082,346
Fannie Mae, 4.996%, 2017	563,922	542,946
Fannie Mae, 5.5%, 2018 - 2038	6,328,059	6,226,962
Fannie Mae, 4.88%, 2020	165,507	153,975
Fannie Mae, 6%, 2029 - 2037	795,310	798,264
Fannie Mae, 6.5%, 2033	58,138	59,323
Freddie Mac, 5%, 2018 - 2028	1,583,312	1,586,902
Freddie Mac, 5.5%, 2022 - 2036	2,987,863	2,943,166
Freddie Mac, 4%, 2024	56,708	56,707
Freddie Mac, 6%, 2034 - 2038	2,016,624	2,017,223
Ginnie Mae, 6%, 2036 - 2038	1,233,430	1,233,888
Ginnie Mae, 5.5%, 2038	1,708,704	1,675,921

		$21,995,639
Municipals - 5.0%
Harris County, TX, “C”, FSA, 5.25%, 2028	$300,000	$300,708
Harris County, TX, “C”, FSA, 5.25%, 2031	350,000	344,939
Harris County, TX, “C”, FSA, 5.25%, 2032	350,000	342,986
Massachusetts Health & Educational Authority Rev. (Mass Institute Technology), “K”, 5.5%, 2032	1,200,000	1,215,828
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2030	310,000	315,896
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2035	515,000	514,974
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “A”, FGIC, 5.25%, 2032	500,000	485,465
New York, Dormitory Authority Rev. (New York University), BHAC, 5.5%, 2031	250,000	253,882
State of Massachusetts, “A”, AMBAC, 5.5%, 2030	685,000	694,405
Utah Transit Authority Sales Tax Rev., “A”, BHAC, 5%, 2035	690,000	639,685

		$5,108,768
Natural Gas - Pipeline - 1.8%
CenterPoint Energy, Inc., 7.875%, 2013	$616,000	$580,173
CenterPoint Energy, Inc., 5.95%, 2017	250,000	187,303
Enterprise Products Operating LP, 5.65%, 2013	181,000	160,105
Enterprise Products Partners LP, 6.3%, 2017	40,000	32,690

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Natural Gas - Pipeline - continued
Kinder Morgan Energy Partners LP, 7.75%, 2032	$236,000	$183,457
Spectra Energy Capital LLC, 8%, 2019	393,000	354,429
Williams Cos., Inc., 8.75%, 2032	445,000	362,675

		$1,860,832
Network & Telecom - 3.1%
British Telecommunications PLC, 5.15%, 2013	$419,000	$384,805
CenturyTel, Inc., 8.375%, 2010	606,000	557,520
Deutsche Telekom International Finance B.V., 5.75%, 2016	276,000	225,962
Telecom Italia Capital, 6.2%, 2011	461,000	391,151
Telefonica Emisiones S.A.U., 7.045%, 2036	319,000	252,894
TELUS Corp., 8%, 2011	713,000	700,714
Verizon New York, Inc., 6.875%, 2012	706,000	667,295

		$3,180,341
Oil Services - 1.0%
Baker Hughes, Inc., 7.5%, 2018	$270,000	$265,695
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	302,000	211,400
Weatherford International Ltd., 5.15%, 2013	330,000	286,352
Weatherford International Ltd., 6.35%, 2017	300,000	247,837

		$1,011,284
Oils - 0.5%
Premcor Refining Group, Inc., 7.5%, 2015	$500,000	$459,015

Other Banks & Diversified Financials - 0.9%
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 4.719%, 2011 (n)	$240,500	$150,842
Citigroup, Inc., 8.4% to 2018, FRN to 2049	349,000	242,590
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	465,000	293,839
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	350,000	209,584

		$896,855
Printing & Publishing - 0.1%
Pearson PLC, 5.5%, 2013 (n)	$140,000	$129,878

Railroad & Shipping - 0.8%
Canadian Pacific Railway Co., 6.5%, 2018	$440,000	$358,826
CSX Corp., 6%, 2036	300,000	188,227
TFM S.A. de C.V., 9.375%, 2012	326,000	275,470

		$822,523
Real Estate - 2.7%
Boston Properties, Inc., REIT, 5%, 2015	$253,000	$189,162
ERP Operating LP, REIT, 5.75%, 2017	630,000	429,314
HRPT Properties Trust, REIT, 6.25%, 2016	416,000	295,404
Kimco Realty Corp., REIT, 6%, 2012	150,000	124,544
Kimco Realty Corp., REIT, 5.783%, 2016	648,000	462,590
Liberty Property LP, REIT, 5.5%, 2016	430,000	296,773
ProLogis, REIT, 5.75%, 2016	224,000	118,569
ProLogis, REIT, 5.625%, 2016	220,000	120,139
Simon Property Group, Inc., REIT, 4.6%, 2010	267,000	247,412
Simon Property Group, Inc., REIT, 5.75%, 2015	331,000	245,834
Simon Property Group, Inc., REIT, 6.1%, 2016	312,000	232,358

		$2,762,099

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Restaurants - 0.4%
YUM! Brands, Inc., 8.875%, 2011	$417,000	$427,450

Retailers - 1.4%
Home Depot, Inc., 5.25%, 2013	$145,000	$122,136
Home Depot, Inc., 5.875%, 2036	269,000	160,899
J.C. Penney Corp., Inc., 8%, 2010	70,000	66,591
Macy’s Retail Holdings, Inc., 5.35%, 2012	240,000	180,780
Macy’s, Inc., 6.625%, 2011	374,000	316,246
Wal-Mart Stores, Inc., 6.2%, 2038	214,000	184,731
Wesfarmers Ltd., 6.998%, 2013 (z)	420,000	412,174

		$1,443,557
Specialty Stores - 0.3%
Best Buy, Inc., 6.75%, 2013 (z)	$270,000	$254,237

Supermarkets - 0.6%
Delhaize America, Inc., 9%, 2031	$284,000	$251,662
Kroger Co., 6.4%, 2017	413,000	359,342

		$611,004
Telecommunications - Wireless - 0.6%
Rogers Cable, Inc., 5.5%, 2014	$406,000	$349,605
Rogers Communications, Inc., 6.8%, 2018	130,000	113,754
Vodafone Group PLC, 5.625%, 2017	149,000	121,629

		$584,988
Telephone Services - 0.2%
Embarq Corp., 7.082%, 2016	$300,000	$231,000

Tobacco - 1.2%
Philip Morris International, Inc., 4.875%, 2013	$680,000	$631,171
Reynolds American, Inc., 6.75%, 2017	850,000	637,751

		$1,268,922
U.S. Government Agencies - 4.0%
Small Business Administration, 5.34%, 2021	$71,200	$71,428
Small Business Administration, 6.34%, 2021	12,409	12,773
Small Business Administration, 6.35%, 2021	7,860	8,083
Small Business Administration, 6.44%, 2021	11,652	12,022
Small Business Administration, 6.07%, 2022	45,812	46,857
Small Business Administration, 4.35%, 2023	335,158	316,532
Small Business Administration, 4.89%, 2023	462,772	450,516
Small Business Administration, 4.98%, 2023	489,784	479,904
Small Business Administration, 4.34%, 2024	418,451	391,721
Small Business Administration, 4.86%, 2024	218,253	210,335
Small Business Administration, 4.93%, 2024	410,301	399,819
Small Business Administration, 5.19%, 2024	427,076	421,482
Small Business Administration, 5.52%, 2024	426,258	428,276
Small Business Administration, 4.76%, 2025	538,520	513,047
Small Business Administration, 5.35%, 2026	366,241	362,047

		$4,124,842
U.S. Treasury Obligations - 9.7%
U.S. Treasury Bonds, 8.125%, 2019	$5,000	$6,450
U.S. Treasury Bonds, 6%, 2026	630,000	718,151

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 6.25%, 2030	$375,000	$453,281
U.S. Treasury Bonds, 5.375%, 2031	307,000	335,901
U.S. Treasury Bonds, 4.5%, 2036 (f)	425,000	432,869
U.S. Treasury Bonds, 5%, 2037	1,864,000	2,053,021
U.S. Treasury Notes, 5.125%, 2011	675,000	734,906
U.S. Treasury Notes, 4.75%, 2014	74,000	81,198
U.S. Treasury Notes, 5.125%, 2016	1,080,000	1,170,703
U.S. Treasury Notes, 4.25%, 2017	3,849,000	3,958,758

		$9,945,238
Utilities - Electric Power - 5.2%
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	$439,000	$401,685
Bruce Mansfield Unit, 6.85%, 2034	530,000	546,972
Dominion Resources, Inc., 6.4%, 2018	170,000	144,046
Duke Energy Corp., 5.65%, 2013	440,000	397,305
E.ON International Finance B.V., 6.65%, 2038 (n)	290,000	233,419
EDP Finance B.V., 6%, 2018 (n)	720,000	575,328
Exelon Generation Co. LLC, 6.95%, 2011	843,000	800,325
FirstEnergy Corp., 6.45%, 2011	455,000	428,605
ISA Capital do Brasil S.A., 7.875%, 2012	256,000	212,480
MidAmerican Energy Holdings Co., 5.875%, 2012	150,000	142,020
NiSource Finance Corp., 7.875%, 2010	649,000	585,989
NRG Energy, Inc., 7.25%, 2014	320,000	280,000
Oncor Electric Delivery Co. LLC, 6.8%, 2018 (n)	303,000	256,004
Virginia Electric & Power Co., 4.1%, 2008	346,000	345,217

		$5,349,395
Total Bonds (Identified Cost, $113,399,699)		$98,032,152

Floating Rate Loans - 0.5% (g)(r)
Medical & Health Technology & Services - 0.5%
HCA, Inc., Term Loan B, 6.01%, 2013	$533,091	$438,667

Printing & Publishing - 0.0%
Idearc, Inc., Term Loan B, 5.74%, 2014	$64,295	$27,111
Total Floating Rate Loans (Identified Cost, $593,075)		$465,778

Money Market Funds (v) - 2.8%
MFS Institutional Money Market Portfolio, 0.93%, at Cost and Net Asset Value	2,886,031	$2,886,031
Total Investments (Identified Cost, $116,878,805)		$101,383,961

Other Assets, Less Liabilities - 0.8%		847,591
Net Assets - 100.0%		$102,231,552

11

Portfolio of Investments (unaudited) – continued

(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,381,492, representing 7.2% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Bayview Commercial Asset Trust, FRN, 0.775%, 2035	10/06/05	$364,313	$285,662
Bayview Commercial Asset Trust, FRN, 1.68%, 2036	2/28/06	273,461	200,427
Bayview Commercial Asset Trust, FRN, 1.798%, 2036	5/16/06	198,839	161,276
Bayview Commercial Mortgage Pass-Through Trust, FRN, 1.68%, 2013	3/29/06	197,274	93,066
Best Buy, Inc., 6.75%, 2013	6/24/08	269,553	254,237
British Sky Broadcasting, 6.1%, 2018	2/07/08-2/14/08	329,551	278,257
Crest G-Star, CDO, 6.95%, 2032	9/13/05	1,038,418	907,101
Falcon Franchise Loan LLC, FRN, 3.737%, 2025	12/19/03	235,599	81,750
Preferred Term Securities XIX Ltd., CDO, FRN, 3.169%, 2035	9/28/07-12/24/07	1,411,284	846,770
Sumitomo Mitsui Financial Group, Inc., 9.5%, 2049	8/04/08	206,516	186,248
Wesfarmers Ltd., 6.998%, 2013	4/03/08	420,000	412,174
Total Restricted Securities			$3,706,968
% of Net Assets			3.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

REIT	Real Estate Investment Trust

Insurers
AMBAC	AMBAC Indemnity Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.

Derivative contracts at 10/31/08

Futures contracts outstanding at 10/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	47	$5,316,875	Dec-08	$202,156
U.S. Treasury Note 2 yr (Long)	29	6,230,016	Dec-08	70,133
U.S. Treasury Note 5 yr (Short)	20	2,265,156	Dec-08	(23,352)
				$248,937

12

Portfolio of Investments (unaudited) – continued

Swap Agreements at 10/31/08

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Value
Credit Default Swaps
12/20/12	USD	220,000	Merrill Lynch International	(1)	1.35% (fixed rate)	$24,948
12/20/12	USD	300,000	Goldman Sachs International	(2)	1.55% (fixed rate)	30,187
12/20/12	USD	440,000	Goldman Sachs International	(3)	1.43% (fixed rate)	86,603
12/20/12	USD	300,000	Goldman Sachs International	(4)	1.3% (fixed rate)	35,997
3/20/13	USD	640,000	Goldman Sachs International	(4)	2.129% (fixed rate)	61,828
6/20/13	USD	270,000	Morgan Stanley Capital Services, Inc.	(5)	1.07% (fixed rate)	1,763
12/20/13	USD	280,000	JPMorgan Chase Bank	(5)	0.78% (fixed rate)	6,126
6/20/13	USD	270,000	JPMorgan Chase Bank	(6)	3.1% (fixed rate)	1,614
6/20/13	USD	260,000	Morgan Stanley Capital Services, Inc.	(7)	1.48% (fixed rate)	13,840
9/20/13	USD	270,000	Merrill Lynch International	(8)	0.77% (fixed rate)	6,573
9/20/13	USD	270,000	Morgan Stanley Capital Services, Inc.	(9)	0.99% (fixed rate)	10,819
12/20/13	USD	290,000	Goldman Sachs International	(9)	1.5% (fixed rate)	5,797
12/20/13	USD	140,000	Merrill Lynch International	(10)	1.43% (fixed rate)	5,852
12/20/13	USD	290,000	Merrill Lynch International	(10)	0.9% (fixed rate)	18,710
						$310,657

(1)	Fund to receive notional amount upon a defined credit event by Boston Properties, Inc., 6.25%, 1/15/13.
(2)	Fund to receive notional amount upon a defined credit event by Equity Residential, Inc., 5.75%, 6/15/17.
(3)	Fund to receive notional amount upon a defined credit event by Kimco Realty Corp., 5.98%, 7/30/12.
(4)	Fund to receive notional amount upon a defined credit event by Simon Properties Group, Inc., 6.35%, 8/28/12.
(5)	Fund to receive notional amount upon a defined credit event by Arrow Electronics, Inc., 6.875%, 6/01/18.
(6)	Fund to receive notional amount upon a defined credit event by Capital One Financial, Inc., 6.25%, 11/15/13.
(7)	Fund to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.
(8)	Fund to receive notional amount upon a defined credit event by AutoZone, Inc., 5.875%, 10/15/12.
(9)	Fund to receive notional amount upon a defined credit event by British Telecom PLC, 5.75%, 12/07/28.
(10)	Fund to receive notional amount upon a defined credit event by CIGNA Corp., 7.875%, 5/15/27.

At October 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $113,992,774)	$98,497,930
Underlying funds, at cost and value	2,886,031
Total investments, at value (identified cost, $116,878,805)		$101,383,961
Receivable for daily variation margin on open futures contracts	$51,375
Receivable for investments sold	799,475
Receivable for fund shares sold	4,250
Interest and dividends receivable	1,477,169
Swaps, at value	310,657
Total assets		$104,026,887
Liabilities
Payable to custodian	$103,261
Distributions payable	428,625
Payable for investments purchased	343,683
Payable for fund shares reacquired	897,265
Payable to affiliates
Management fee	1,980
Shareholder servicing costs	48
Distribution and service fees	5,659
Administrative services fee	145
Payable for independent trustees’ compensation	33
Accrued expenses and other liabilities	14,636
Total liabilities		$1,795,335
Net assets		$102,231,552
Net assets consist of
Paid-in capital	$130,695,115
Unrealized appreciation (depreciation) on investments	(14,935,250)
Accumulated net realized gain (loss) on investments	(13,703,290)
Undistributed net investment income	174,977
Net assets		$102,231,552
Shares of beneficial interest outstanding		12,169,736
Class B shares net asset value and offering price per share		$8.40

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income	$3,449,613
Dividends from underlying funds	26,037
Total investment income		$3,475,650
Expenses
Management fee	$301,566
Distribution and service fees	603,133
Shareholder servicing costs	39
Administrative services fee	13,635
Independent trustees’ compensation	2,912
Custodian fee	21,405
Shareholder communications	28,550
Auditing fees	26,862
Legal fees	9,098
Miscellaneous	9,706
Total expenses		$1,016,906
Reduction of expenses by investment adviser	(90,811)
Net expenses		$926,095
Net investment income		$2,549,555
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$(1,754,675)
Futures contracts	(133,553)
Swap transactions	106,397
Net realized gain (loss) on investments		$(1,781,831)
Change in unrealized appreciation (depreciation)
Investments	$(12,648,927)
Futures contracts	401,178
Swap transactions	432,256
Net unrealized gain (loss) on investments		$(11,815,493)
Net realized and unrealized gain (loss) on investments		$(13,597,324)
Change in net assets from operations		$(11,047,769)

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/08 (unaudited)	Year ended 4/30/08
From operations
Net investment income	$2,549,555	$5,952,646
Net realized gain (loss) on investments and foreign currency transactions	(1,781,831)	(1,516,534)
Net unrealized gain (loss) on investments	(11,815,493)	(2,875,632)
Change in net assets from operations	$(11,047,769)	$1,560,480
Distributions declared to shareholders
From net investment income	$(2,717,080)	$(6,053,133)
Change in net assets from fund share transactions	$(7,096,839)	$(41,326,736)
Total change in net assets	$(20,861,688)	$(45,819,389)
Net assets
At beginning of period	123,093,240	168,912,629
At end of period (including undistributed net investment income of $174,977 and $343,558, respectively)	$102,231,552	$123,093,240

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/08 (unaudited)		Years ended 4/30
Class B			2008	2007	2006	2005	2004

Net asset value, beginning of period	$9.46		$9.74	$9.58	$10.03	$10.27	$10.56
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.40	$0.37	$0.32	$0.31	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(1.05)		(0.27)	0.20	(0.33)	0.15	(0.24)
Total from investment operations	$(0.85)		$0.13	$0.57	$(0.01)	$0.46	$0.22
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.41)	$(0.41)	$(0.44)	$(0.43)	$(0.48)
From net realized gain on investments	—		—	—	—	(0.27)	(0.03)
Total distributions declared to shareholders	$(0.21)		$(0.41)	$(0.41)	$(0.44)	$(0.70)	$(0.51)
Net asset value, end of period	$8.40		$9.46	$9.74	$9.58	$10.03	$10.27
Total return (%) (r)(s)(t)	(9.13	)(n)	1.40	6.03	(0.17)	4.51	2.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.67	1.75	1.73	1.73	1.65
Expenses after expense reductions (f)	1.53	(a)	1.51	1.60	1.58	1.58	1.24
Net investment income	4.22	(a)	4.16	3.88	3.18	3.04	4.33
Portfolio turnover	31		87	71	95	140	179
Net assets at end of period (000 Omitted)	$102,232		$123,093	$168,913	$201,306	$155,004	$166,897

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by a third party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by a third party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by a third party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by a third party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third party pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by a third party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after

18

Notes to Financial Statements (unaudited) – continued

the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on third party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of October 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,886,031	$98,497,930	$—	$101,383,961
Other Financial Instruments	$248,937	$310,657	$—	$559,594

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. On some over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty, to close out all

19

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty. Derivative instruments include futures contracts and swap agreements.

FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standards to the fund, and has not at this time determined the impact resulting from the adoption of these Standards on the fund’s financial statements.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements – The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund’s custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market and interest rate movements of the underlying instrument.

The fund may hold credit default swaps in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

20

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements.

Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

The fund may enter into “TBA” (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2008 custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”). The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

21

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/08
Ordinary income (including any short-term capital gains)	$6,053,133

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/08
Cost of investments	$117,344,848
Gross appreciation	305,948
Gross depreciation	(16,266,835)
Net unrealized appreciation (depreciation)	$(15,960,887)

As of 4/30/08
Undistributed ordinary income	890,044
Capital loss carryforwards	(10,370,945)
Post-October capital loss deferral	(1,166,366)
Other temporary differences	(518,893)
Net unrealized appreciation (depreciation)	(3,532,554)

The aggregate cost above includes prior fiscal year end tax adjustments.

As of April 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

4/30/13	$(1,678,843)
4/30/14	(1,444,482)
4/30/15	(5,723,242)
4/30/16	(1,524,378)
$(10,370,945)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2009. This management fee reduction amounted to $90,471, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2008 was equivalent to annual effective rate of 0.35% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.25% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2009. For the six months ended October 31, 2008, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses.

Distributor – The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

22

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A (f)	0.10%	0.25%	0.35%	—	$—
Class B	0.75%	0.25%	1.00%	1.00%	603,133
Class C (f)	0.75%	0.25%	1.00%	—	—

Total Distribution and Service Fees					$603,133

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2008 based on each class’ average daily net assets. 0.25% of the Class A service fee is currently being waived under a written waiver agreement through August 31, 2009. 0.10% of the Class A distribution fee is currently being waived under a written waiver agreement through February 28, 2009. Effective March 1, 2009, the 0.10% Class A annual distribution fee will be eliminated.
(f)	Class A and Class C shares were not available for sale during the period. Please see the fund’s prospectus for details.

Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2008, were as follows:

Amount
Class B	$1,207,607

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2008, the fee was $39, which equated to 0.0001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2008, the fund did not incur any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended October 31, 2008 was equivalent to an annual effective rate of 0.0226% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2008, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $433 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $340, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

23

Notes to Financial Statements (unaudited) – continued

The fund may invest in a money market fund managed by MFS which seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. government securities	$18,766,676	$24,123,417
Investments (non-U.S. government securities)	$17,062,646	$18,296,482

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/08		Year ended 4/30/08
	Shares	Amount	Shares	Amount
Shares sold	2,894,718	$26,817,298	6,218,628	$59,627,081
Shares reacquired	(3,739,799)	(33,914,137)	(10,539,999)	(100,953,817)

Net change	(845,081)	$(7,096,839)	(4,321,371)	$(41,326,736)

Class A and class C shares were not available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended October 31, 2008, the fund’s commitment fee and interest expense were $297 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,705	35,353,177	(32,470,851)	2,886,031

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions from Underlying Funds	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,037	$2,886,031

24

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2008 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2007 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees compared the total return performance of the Fund’s Class B shares to the performance of funds in

25

Board Review of Investment Advisory Agreement – continued

its Lipper performance universe over the three-year period ended December 31, 2007, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class B shares was in the 5th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class B shares was in the 5th quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2007 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the Fund’s performance, including information regarding the effect of the Fund’s distribution arrangements on its performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class B shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees’ approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver and expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The

26

Board Review of Investment Advisory Agreement – continued

Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2008.

27

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

28

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

8 a.m. to 8 p.m. Eastern time

Investment professionals

1-800-343-2829

8 a.m. to 8 p.m. Eastern time

Retirement plan services

1-800-637-1255

8 a.m. to 8 p.m. Eastern time

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: December 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: December 17, 2008

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 17, 2008

*	Print name and title of each signing officer under his or her signature.